UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2023

Date of reporting period: July 31, 2023

Item 1. Reports to Stockholders.

Strive U.S. Energy ETF

Strive 500 ETF

Strive U.S. Semiconductor ETF

Strive Emerging Markets Ex-China ETF

Strive 1000 Dividend Growth ETF

Strive 1000 Growth ETF

Strive 1000 Value ETF

Strive Small-Cap ETF

Annual Report

July 31, 2023

STRIVE ETFs

TABLE OF CONTENTS

Page
Letter to Shareholders	1 – 4
Sector Allocations	5 – 20
Index Overview	21
Schedules of Investments	22 – 131
Statements of Assets and Liabilities	132 – 133
Statements of Operations	134 – 135
Statements of Changes in Net Assets	136 – 137
Financial Highlights	138
Notes to Financial Statements	139 – 155
Report of Independent Registered Public Accounting Firm	156 – 157
Expense Example	158 – 159
Liquidity Risk Management Program	160
Federal Tax Information	161
Management of the Funds	162 – 163
Information About Portfolio Holdings	164
Information About Proxy Voting	164
Privacy Policy	164

STRIVE ETFs

LETTER TO SHAREHOLDERS

JULY 31, 2023

6555 Longshore Street, Suite 220

Dublin, OH 43017

Phone: 872-270-5406

www.strivefunds.com

July 31, 2023

Dear Strive ETF Shareholders,

Thank you for your investment in the Strive U.S. Energy ETF (DRLL), Strive 500 ETF (STRV), Strive U.S. Semiconductor ETF (SHOC), Strive 1000 Dividend Growth ETF (STXD), Strive 1000 Growth ETF (STXG), Strive 1000 Value ETF (STXV), Strive Small-Cap ETF (STXK), and Strive Emerging Markets Ex-China ETF (STXE), collectively referred to as the “Funds”. The information presented in this letter relates to the operations of the Funds for their fiscal periods beginning on their respective inceptions through July 31, 2023. The inception dates are as follows: DRLL: August 8, 2022, STRV: September 14, 2022, SHOC: October 5, 2022, STXD: November 9, 2022, STXG: November 9, 2022, STXV: November 9, 2022, STXK: November 9, 2022, and STXE: January 30, 2023.

DRLL is a passively managed exchange-traded fund (“ETF”) that seeks to track the investment results of the Solactive United States Energy Regulated Capped Index (the “Index”), which measures the performance of the energy sector of the U.S. equity market as defined by Solactive AG. The Index includes large, and mid-capitalization companies.

STRV is a passively managed ETF that seeks to track the investment results of the Solactive GBS United States 500 Index (the “Index”), which is a float-adjusted, capitalization weighted index consisting of equity securities of the 500 largest companies in the U.S. stock market.

SHOC is a passively managed ETF that seeks to track the investment results of the Solactive United States Semiconductors 30 Capped Index (the “Index”), which measures the performance of the largest thirty (30) U.S. companies in the U.S. semiconductor sector as defined by Solactive AG. The Index includes large, mid, and small capitalization companies.

STXD is a passively managed ETF that seeks to track the investment results of the Bloomberg US 1000 Dividend Growth Index (the “Index”). The Index is a subset of the Bloomberg US 1000 Growth Index, which measures the performance of large- and mid-capitalization growth companies in the U.S. equity market as determined by Bloomberg.

STXG is a passively managed exchange-traded fund (“ETF”) that seeks to track the investment results of the Bloomberg US 1000 Growth Index (the “Index”), which measures the performance of large- and mid-capitalization growth companies in the U.S. equity market as determined by Bloomberg. The Index includes large- and mid-capitalization companies.

STXV is a passively managed ETF that seeks to track the investment results of the Bloomberg US 1000 Value Index (the “Index”), which measures the performance of the large- and mid-capitalization value sector of the U.S. equity market as determined by Bloomberg. The Index includes large- and mid-capitalization companies.

STRIVE ETFs

LETTER TO SHAREHOLDERS (CONTINUED)

JULY 31, 2023

STXK is a passively managed ETF that, as of January 25, 2023, seeks to track the investment results of the Bloomberg US 600 Index (the “Index”), which measures the performance of the small-capitalization sector in the U.S. equity market as determined by Bloomberg. Prior to January 25, 2023, the ETF sought to track the investment results of the Bloomberg US 2000 Index, which measures the performance of the small- and mid-capitalization sectors of the U.S. equity market as determined by Bloomberg and includes small- and mid-capitalization companies.

STXE is a passively managed ETF that seeks to track the investment results of the Bloomberg Emerging Markets ex China Large & Mid Cap Index (the “Index”), which tracks large and mid-capitalization equity securities across 24 emerging market economies, excluding China. Components of the Index are selected and weighted according to free-float market capitalization.

Strive launched eight passively managed ETFs during its first fiscal year ending July 31, 2023. One of Strive’s core differentiators is our approach to shareholder voting and engagement, in which we are unapologetically committed to shareholder primacy and believe the purpose of a for-profit company is to maximize long-run value to investors. We leverage our voice and vote to maximize long-run client value by mandating the corporate pursuit of excellence through our variety of investment funds and client solutions.

DRLL

For FY 2023, DRLL was up 20.15% at its market price and up 20.22% at net asset value (“NAV”). Over the period, DRLL underperformed the Solactive United States Energy Regulated Capped Index, which was up 20.60%.

DRLL distributes income to shareholders on a quarterly basis.

STRV

For FY 2023, STRV was up 17.92% at its market price and up 17.85% at net asset value (“NAV”). Over the period, STRV underperformed the Solactive GBS United States 500 Index, which was up 17.95%.

STRV distributes income to shareholders on a quarterly basis.

SHOC

For FY 2023, SHOC was up 47.06% at its market price and up 47.03% at net asset value (“NAV”). Over the period, SHOC underperformed the Solactive United States Semiconductors 30 Capped Index, which was up 47.62%.

SHOC distributes income to shareholders on a quarterly basis.

STXD

For FY 2023, STXD was up 14.97% at its market price and up 14.90% at net asset value (“NAV”). Over the period, STXD underperformed the Bloomberg US 1000 Dividend Growth Index, which was up 15.22%.

STXD distributes income to shareholders on a quarterly basis.

STXG

For FY 2023, STXG was up 31.78% at its market price and up 31.88% at net asset value (“NAV”). Over the period, STXG underperformed the Bloomberg US 1000 Growth Index, which was up 32.12%.

STXG distributes income to shareholders on a quarterly basis.

STRIVE ETFs

LETTER TO SHAREHOLDERS (CONTINUED)

JULY 31, 2023

STXV

For FY 2023, STXV was up 8.93% at its market price and up 9.03% at net asset value (“NAV”). Over the period, STXV underperformed the Bloomberg US 1000 Value Index, which was up 9.16%.

STXV distributes income to shareholders on a quarterly basis.

STXK

For FY 2023, STXK was up 16.33% at its market price and up 16.20% at net asset value (“NAV”). Over the period, STXK underperformed the Bloomberg US 600 Index, which was up 17.12%.

STXK distributes income to shareholders on a quarterly basis.

STXE

For FY 2023, STXE was up 8.24% at its market price and up 7.49% at net asset value (“NAV”). Over the period, STXE outperformed the Bloomberg Emerging Markets ex China Large & Mid Cap Index, which was up 7.64%.

STXE distributes income to shareholders on a quarterly basis.

We appreciate your continued investment in the Funds and thank you for being clients of Strive. We remain committed to maximizing shareholder value above any other non-pecuniary factors.

Sincerely,

/s/ Matthew Cole

Matthew Cole, CFA

Portfolio Manager

Chief Executive Officer and Chief Investment Officer

Strive Asset Management, LLC

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. ETF shares may only be redeemed at NAV by authorized participants in large creation units. There can be no guarantee that an active trading market for shares will exist. The trading of shares may incur brokerage commissions.

Any offering must be preceded or accompanied by a prospectus.

Investments involve risk and principal loss is possible. There can be no assurance that the Fund will achieve its investment objective. The Fund is subject to the following principal risks, among others:

Please refer to the prospectus for each respective ETF for additional risk information.

STRIVE ETFs

LETTER TO SHAREHOLDERS (CONTINUED)

JULY 31, 2023

This material has been distributed for informational purposes only and should not be considered as investment advice or a recommendation of any particular security, strategy, or investment product. We make no representation or warranty as to the accuracy or completeness of the information contained in this report, including third-party data sources. The views expressed are as of the publication date and subject to change at any time. No part of this material may be reproduced in any form or referred to in any other publication without express written permission. References to other funds should not be interpreted as an offer or recommendation of these securities.

The Funds are distributed by Quasar Distributors, LLC. The Funds’ investment adviser is Empowered Funds, LLC dba EA Advisers. The Funds’ investment sub-adviser is Strive Asset Management, LLC.

STRIVE ETFs

Strive U.S. Energy ETF

Growth of $10,000 (Unaudited)

Value as of July 31, 2023
Strive U.S. Energy ETF - NAV $12,022
Strive U.S. Energy ETF - MKT $12,015
Solactive United States Energy Regulated Capped Index TR $12,060
$13,000
$12,000
$11,000
$10,000
$9,000
Aug-09-22
Aug-31-22
Sep-30-22
Oct-31-22
Nov-30-22
Dec-31-22
Jan-31-23
Feb-28-23
Mar-31-23
Apr-30-23
May-31-23
Jun-30-23
Jul-31-23
Strive U.S. Energy ETF - NAV
Strive U.S. Energy ETF - MKT
Solactive United States Energy Regulated Capped Index TR

Average Annual Return*
Since Inception
(August 9, 2022)
Strive U.S. Energy ETF - NAV	20.22%
Strive U.S. Energy ETF - MKT	20.15%
Solactive United States Energy Regulated Capped Index TR	20.60%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on August 9, 2022. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

STRIVE ETFs

Strive U.S. Energy ETF

Tabular Presentation of Schedule of Investments

As of July 31, 2023

Sector[1]	% Net Assets
Energy	92.8%[2]
Utilities	6.0%
Industrials	0.7%
Materials	0.1%
Other[3]	0.4%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

STRIVE ETFs

Strive 500 ETF

Growth of $10,000 (Unaudited)

Value as of July 31, 2023
Strive 500 ETF - NAV $11,785
Strive 500 ETF - MKT $11,792
Solactive GBS United States 500 Index TR $11,795
$12,000
$11,000
$10,000
$9,000
Sep-15-22
Sep-30-22
Oct-31-22
Nov-30-22
Dec-31-22
Jan-31-23
Feb-28-23
Mar-31-23
Apr-30-23
May-31-23
Jun-30-23
Jul-31-23
Strive 500 ETF - NAV
Strive 500 ETF - MKT
Solactive GBS United States 500 Index TR

Average Annual Return*
Since Inception
(September 15, 2022)
Strive 500 ETF - NAV	17.85%
Strive 500 ETF - MKT	17.92%
Solactive GBS United States 500 Index TR	17.95%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on September 15, 2022. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

STRIVE ETFs

Strive 500 ETF

Tabular Presentation of Schedule of Investments

As of July 31, 2023

Sector[1]	% Net Assets
Information Technology	28.9%[2]
Health Care	13.0%
Financials	12.4%
Consumer Discretionary	10.4%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	6.3%
Energy	4.3%
Utilities	2.4%
Materials	2.4%
Real Estate	2.2%
Other[3]	0.4%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

STRIVE ETFs

Strive U.S. Semiconductor ETF

Growth of $10,000 (Unaudited)

Value as of July 31, 2023
Strive U.S. Semiconductor ETF - NAV $14,703
Strive U.S. Semiconductor ETF - MKT $14,706
Solactive United States Semiconductors 30 Capped Index TR $14,762
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Oct-06-22
Oct-31-22
Nov-30-22
Dec-31-22
Jan-31-23
Feb-28-23
Mar-31-23
Apr-30-23
May-31-23
Jun-30-23
Jul-31-23
Strive U.S. Semiconductor ETF - NAV
Strive U.S. Semiconductor ETF - MKT
Solactive United States Semiconductors 30 Capped Index TR

Average Annual Return*
Since Inception
(October 6, 2022)
Strive U.S. Semiconductor ETF - NAV	47.03%
Strive U.S. Semiconductor ETF - MKT	47.06%
Solactive United States Semiconductors 30 Capped Index TR	47.62%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on October 6, 2022. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

STRIVE ETFs

Strive U.S. Semiconductor ETF

Tabular Presentation of Schedule of Investments

As of July 31, 2023

Sector[1]	% Net Assets
Information Technology	99.8%[2]
Other[3]	0.2%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

STRIVE ETFs

Strive Emerging Markets Ex-China ETF

Growth of $10,000 (Unaudited)

Value as of July 31, 2023
Strive Emerging Markets Ex-China ETF - NAV $10,749
Strive Emerging Markets Ex-China ETF - MKT $10,824
Bloomberg Emerging Markets Ex-China Large & Mid-Cap Net Return Index $10,764
$12,000
$11,000
$10,000
$9,000
Jan-31-23
Feb-28-23
Mar-31-23
Apr-30-23
May-31-23
Jun-30-23
Jul-31-23
Strive Emerging Markets Ex-China ETF - NAV
Strive Emerging Markets Ex-China ETF - MKT
Bloomberg Emerging Markets Ex-China Large & Mid-Cap Net Return Index

Average Annual Return*
Since Inception
(January 31, 2023)
Strive Emerging Markets Ex-China ETF - NAV	7.49%
Strive Emerging Markets Ex-China ETF - MKT	8.24%
Bloomberg Emerging Markets Ex-China Large & Mid-Cap Net Return Index	7.64%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on January 31, 2023. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

STRIVE ETFs

Strive Emerging Markets Ex-China ETF

Tabular Presentation of Schedule of Investments

As of July 31, 2023

Sector[1]	% Net Assets
Financials	27.5%[2]
Information Technology	23.7%
Materials	9.7%
Energy	9.2%
Industrials	8.1%
Consumer Staples	5.8%
Communication Services	4.9%
Consumer Discretionary	4.8%
Utilities	2.5%
Health Care	2.3%
Real Estate	1.1%
Other[3]	0.4%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

STRIVE ETFs

Strive 1000 Dividend Growth ETF

Growth of $10,000 (Unaudited)

Value as of July 31, 2023
Strive 1000 Dividend Growth ETF - NAV $11,490
Strive 1000 Dividend Growth ETF - MKT $11,497
Bloomberg US 1000 Dividend Growth Total Return Index $11,522
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Nov-10-22
Nov-30-22
Dec-31-22
Jan-31-23
Feb-28-23
Mar-31-23
Apr-30-23
May-31-23
Jun-30-23
Jul-31-23
Strive 1000 Dividend Growth ETF - NAV
Strive 1000 Dividend Growth ETF - MKT
Bloomberg US 1000 Dividend Growth Total Return Index

Average Annual Return*
Since Inception
(November 10, 2022)
Strive 1000 Dividend Growth ETF - NAV	14.90%
Strive 1000 Dividend Growth ETF - MKT	14.97%
Bloomberg US 1000 Dividend Growth Total Return Index	15.22%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on November 10, 2022. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

STRIVE ETFs

Strive 1000 Dividend Growth ETF

Tabular Presentation of Schedule of Investments

As of July 31, 2023

Sector[1]	% Net Assets
Health Care	23.5%
Information Technology	23.4%
Industrials	13.3%
Financials	11.7%
Consumer Staples	8.8%
Consumer Discretionary	7.2%
Real Estate	3.2%
Utilities	3.1%
Energy	2.9%
Materials	2.3%
Communication Services	0.1%
Other[2]	0.5%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

STRIVE ETFs

Strive 1000 Growth ETF

Growth of $10,000 (Unaudited)

Value as of July 31, 2023
Strive 1000 Growth ETF - NAV $13,188
Strive 1000 Growth ETF - MKT $13,178
Bloomberg US 1000 Growth Total Return Index $13,212
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Nov-10-22
Nov-30-22
Dec-31-22
Jan-31-23
Feb-28-23
Mar-31-23
Apr-30-23
May-31-23
Jun-30-23
Jul-31-23
Strive 1000 Growth ETF - NAV
Strive 1000 Growth ETF - MKT
Bloomberg US 1000 Growth Total Return Index

Average Annual Return*
Since Inception
(November 10, 2022)
Strive 1000 Growth ETF - NAV	31.88%
Strive 1000 Growth ETF - MKT	31.78%
Bloomberg US 1000 Growth Total Return Index	32.12%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on November 10, 2022. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

STRIVE ETFs

Strive 1000 Growth ETF

Tabular Presentation of Schedule of Investments

As of July 31, 2023

Sector[1]	% Net Assets
Information Technology	36.8%[2]
Health Care	13.8%
Consumer Discretionary	13.2%
Communication Services	8.5%
Financials	8.2%
Industrials	8.2%
Consumer Staples	5.7%
Real Estate	2.4%
Materials	1.4%
Utilities	0.8%
Energy	0.8%
Other[3]	0.2%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

STRIVE ETFs

Strive 1000 Value ETF

Growth of $10,000 (Unaudited)

Value as of July 31, 2023
Strive 1000 Value ETF - NAV $10,903
Strive 1000 Value ETF - MKT $10,893
Bloomberg US 1000 Value Total Return Index $10,916
$12,000
$11,000
$10,000
$9,000
Nov-10-22
Nov-30-22
Dec-31-22
Jan-31-23
Feb-28-23
Mar-31-23
Apr-30-23
May-31-23
Jun-30-23
Jul-31-23
Strive 1000 Value ETF - NAV
Strive 1000 Value ETF - MKT
Bloomberg US 1000 Value Total Return Index

Average Annual Return*
Since Inception
(November 10, 2022)
Strive 1000 Value ETF - NAV	9.03%
Strive 1000 Value ETF - MKT	8.93%
Bloomberg US 1000 Value Total Return Index	9.16%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on November 10, 2022. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

STRIVE ETFs

Strive 1000 Value ETF

Tabular Presentation of Schedule of Investments

As of July 31, 2023

Sector[1]	% Net Assets
Financials	21.6%
Energy	11.9%
Industrials	11.8%
Health Care	11.5%
Communication Services	8.0%
Consumer Staples	7.7%
Information Technology	7.5%
Utilities	5.9%
Consumer Discretionary	5.7%
Real Estate	4.1%
Materials	3.7%
Other[2]	0.6%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

STRIVE ETFs

Strive Small-Cap ETF

Growth of $10,000 (Unaudited)

Value as of July 31, 2023
Strive Small-Cap ETF - NAV $11,620
Strive Small-Cap ETF - MKT $11,633
Bloomberg US 600 Total Return Index $11,712
$12,000
$11,000
$10,000
$9,000
Nov-10-22
Nov-30-22
Dec-31-22
Jan-31-23
Feb-28-23
Mar-31-23
Apr-30-23
May-31-23
Jun-30-23
Jul-31-23
Strive Small-Cap ETF - NAV
Strive Small-Cap ETF - MKT
Bloomberg US 600 Total Return Index

Average Annual Return*
Since Inception
(November 10, 2022)
Strive Small-Cap ETF - NAV	16.20%
Strive Small-Cap ETF - MKT	16.33%
Bloomberg US 600 Total Return Index	17.12%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on November 10, 2022. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

STRIVE ETFs

Strive Small-Cap ETF

Tabular Presentation of Schedule of Investments

As of July 31, 2023

Sector[1]	% Net Assets
Industrials	18.2%
Information Technology	15.9%
Financials	15.0%
Health Care	12.5%
Consumer Discretionary	11.2%
Real Estate	6.6%
Materials	5.2%
Energy	5.1%
Utilities	4.0%
Consumer Staples	3.8%
Communication Services	1.9%
Other[2]	0.6%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

STRIVE ETFs

INDEX OVERVIEW (UNAUDITED)

July 31, 2023

Solactive United States Energy Regulated Capped Index

The Solactive United States Energy Regulated Capped Index is a subset of the GBS Index Universe of the Solactive GBS United States 1000 Index with selection criteria contingent on being assigned to one of the following national industries, according to the North America Industry Classification System (NAICS): Crude Petroleum Extraction, Natural Gas Extraction, Bituminous Coal and Lignite Surface Mining, Bituminous Coal Underground Mining, Anthracite Mining, Drilling Oil and Gas Wells, Support Activities for Oil and Gas Operations, Support Activities for Coal Mining, Hydroelectric Power Generation, Nuclear Electric Power Generation, Solar Electric Power Generation, Wind Electric Power Generation, Geothermal Electric Power Generation, and Biomass Electric Power Generation.

The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a net total return index in USD and is reconstituted quarterly.

Solactive GBS United States 500 Index

The Solactive GBS United States 500 Index intends to track the performance of the largest 500 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a total return index in USD and is reconstituted quarterly.

Solactive United States Semiconductors 30 Capped Index

The Solactive United States Semiconductors 30 Capped Index is a representation of the largest 30 securities in the semiconductors industry in the United States stock market. To be eligible for inclusion in the index, securities must be assigned either to the Semiconductor and Related Device Manufacturing Industry or to the Semiconductor Machinery Manufacturing.

Bloomberg Emerging Markets Ex-China Large & Mid-Cap Index

The Bloomberg Emerging Markets ex China Large & Mid Cap Index is a float market-cap-weighted equity benchmark that covers 85% market cap of the measured market.

Bloomberg US 1000 Dividend Growth Index

The Bloomberg US 1000 Dividend Growth Index aims to track a subset of stocks in the Bloomberg US 1000 Growth Index which have increased their trailing full year dividend payment for five consecutive years and have a calculated five year dividend growth rate greater than the benchmark index.

Bloomberg US 1000 Growth Index

The Bloomberg US 1000 Growth Index provides exposure to companies with superior growth factor scores based on their earnings yield, valuation, dividend yield, and growth.

Bloomberg US 1000 Value Index

The Bloomberg US 1000 Value Index provides exposure to companies with superior value factor scores based on their earnings yield, valuation, dividend yield, and growth.

Bloomberg US 600 Index

The Bloomberg US 600 Index is a float market-cap-weighted benchmark of the lower 600 in capitalization of the Bloomberg US 1500 Index.

The Bloomberg US 1500 Index is a float market-cap-weighted benchmark of the 1500 most highly capitalized US companies.

Strive U.S. Energy ETF
Schedule of Investments
July 31, 2023

Shares		Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 0.3%
17,063	BWX Technologies, Inc.	$1,177,347

Construction & Engineering - 0.2%
36,107	MDU Resources Group, Inc.	798,687

Construction Materials - 0.1%
8,904	Knife River Corp. (a)	387,057

Electric Utilities - 2.5%
187,935	Exelon Corp.	7,866,959
9,455	IDACORP, Inc.	972,163
		8,839,122
Electrical Components & Equipment - 0.2%
38,453	Sunrun, Inc. (a)	729,838

Gas Utilities - 2.1%
58,117	APA Corp	2,353,157
27,017	Atmos Energy Corp	3,288,239
16,255	National Fuel Gas Co.	863,303
13,143	Southwest Gas Holdings, Inc.	866,649
		7,371,348
Independent Power Producers & Energy Traders - 0.8%
125,470	AES Corp.	2,713,916

Integrated Oil & Gas - 37.8%
328,380	Chevron Corp.	53,742,671
690,287	Exxon Mobil Corp.	74,026,378
133,453	Occidental Petroleum Corp.	8,424,888
		136,193,937
Multi-Utilities - 0.6%
77,427	NiSource, Inc.	2,155,568

Oil & Gas Drilling - 0.5%
18,691	Helmerich & Payne, Inc.	836,796
19,347	Noble Corp. PLC ADR (b)	1,011,268
		1,848,064
Oil & Gas Equipment & Services - 6.6%
170,473	Halliburton Co.	6,662,085
72,484	NOV, Inc.	1,455,479
268,649	Schlumberger Ltd. ADR (b)	15,672,983
		23,790,547
Oil & Gas Exploration & Production - 27.0%
59,327	Antero Midstream Corp	708,364
48,009	Antero Resources Corp (a)	1,284,241
21,287	Chesapeake Energy Corp.	1,795,345
7,643	Chord Energy Corp.	1,198,728

The accompanying notes are an integral part of these financial statements.

Strive U.S. Energy ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
12,398	Civitas Resources, Inc.	$928,114
230,070	ConocoPhillips	27,083,840
142,735	Coterra Energy, Inc.	3,930,922
122,810	Devon Energy Corp.	6,631,740
32,958	Diamondback Energy, Inc.	4,855,372
111,113	EOG Resources, Inc.	14,725,806
63,914	EQT Corp.	2,695,893
52,263	Hess Corp.	7,929,865
34,481	Magnolia Oil & Gas Corp. - Class A	763,754
117,959	Marathon Oil Corp.	3,098,783
20,718	Matador Resources Co.	1,152,542
27,599	Murphy Oil Corp.	1,194,209
45,813	Ovintiv, Inc.	2,111,521
16,251	PDC Energy, Inc.	1,233,288
39,431	Permian Resources Corp.	460,948
44,262	Pioneer Natural Resources Co.	9,988,605
43,651	Range Resources Corp.	1,371,951
22,471	SM Energy Co.	815,473
181,066	Southwestern Energy Co. (a)	1,173,308
		97,132,612
Oil & Gas Refining & Marketing - 9.3%
31,916	Brookfield Renewable Corp - Class A ADR (b)(c)	994,822
29,813	HF Sinclair Corp.	1,552,959
84,331	Marathon Petroleum Corp.	11,217,710
21,440	PBF Energy, Inc. - Class A	1,017,114
87,773	Phillips 66	9,791,078
70,024	Valero Energy Corp.	9,026,794
		33,600,477
Oil & Gas Storage & Transportation - 11.2%
190,772	Baker Hughes Co	6,827,730
45,539	Cheniere Energy, Inc.	7,370,942
17,915	DT Midstream, Inc.	958,811
43,651	EnLink Midstream LLC	506,352
7,630	Hess Midstream LP - Class A	237,980
371,865	Kinder Morgan, Inc.	6,585,729
14,417	New Fortress Energy, Inc.	411,605
84,076	ONEOK, Inc.	5,636,455
33,868	Plains GP Holdings LP - Class A	531,389
42,135	Targa Resources Corp.	3,454,649
230,375	Williams Cos., Inc.	7,936,419
		40,458,061
Renewable Electricity - 0.4%
5,604	Clearway Energy, Inc. - Class A	138,251
14,606	Clearway Energy, Inc. - Class C	385,744
15,919	NextEra Energy Partners LP	866,789
		1,390,784
	TOTAL COMMON STOCKS (Cost $337,756,725)	358,587,365

The accompanying notes are an integral part of these financial statements.

Strive U.S. Energy ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (d)
48,000	First American Government Obligations Fund - Class X, 5.14% (e)	$48,000
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $48,000)	48,000

MONEY MARKET FUNDS - 0.4%
1,435,943	First American Government Obligations Fund - Class X, 5.14% (e)	1,435,943
	TOTAL MONEY MARKET FUNDS (Cost $1,435,943)	1,435,943

	TOTAL INVESTMENTS (Cost $339,240,668) - 100.0%	$360,071,308
	Other Assets in Excess of Liabilities - 0.0% (d)	132,068
	TOTAL NET ASSETS - 100.0%	$360,203,376

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security or a portion of this security was out on loan as of July 31, 2023. Total loaned securities had a market value of $46,755 as of July 31, 2023.
(d)	Represents less than 0.05% of net assets.
(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments
July 31, 2023

Shares		Value
COMMON STOCKS - 97.3%
Advertising - 0.1%
1,236	Omnicom Group, Inc.	$104,590
2,752	Trade Desk, Inc. - Class A (a)	251,148
		355,738
Aerospace & Defense - 1.6%
471	Axon Enterprise, Inc. (a)	87,573
3,902	Boeing Co. (a)	931,993
1,433	General Dynamics Corp.	320,390
488	HEICO Corp. - Class A	68,491
395	HEICO Corp.	69,512
2,616	Howmet Aerospace, Inc.	133,782
1,204	L3Harris Technologies, Inc.	228,146
1,617	Lockheed Martin Corp.	721,780
943	Northrop Grumman Corp.	419,635
9,460	RTX Corp.	831,818
351	TransDigm Group, Inc.	315,802
		4,128,922
Agricultural & Farm Machinery - 0.3%
1,748	Deere & Co.	750,941

Agricultural Products & Services - 0.1%
3,471	Archer-Daniels-Midland Co.	294,896

Air Freight & Logistics - 0.6%
1,032	Expeditors International of Washington, Inc.	131,374
1,491	FedEx Corp.	402,495
4,710	United Parcel Service, Inc. - Class B	881,382
		1,415,251
Apparel Retail - 0.4%
2,254	Ross Stores, Inc.	258,399
7,426	TJX Cos., Inc.	642,572
		900,971
Apparel, Accessories & Luxury Goods - 0.1%
708	Lululemon Athletica, Inc. (a)	267,999

Application Software - 2.9%
2,950	Adobe, Inc. (a)	1,611,201
603	Ansys, Inc. (a)	206,286
176	Aspen Technology, Inc. (a)	31,416
879	Atlassian Corp. - Class A (a)	159,925
1,376	Autodesk, Inc. (a)	291,698
1,376	Bentley Systems, Inc. - Class B	74,139
1,720	Cadence Design Systems, Inc. (a)	402,497
2,021	Datadog, Inc. - Class A (a)	235,891
181	Fair Isaac Corp. (a)	151,673
309	HubSpot, Inc. (a)	179,390

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
1,758	Intuit, Inc.	$899,569
11,008	Palantir Technologies, Inc. - Class A (a)	218,399
688	Roper Technologies, Inc.	339,218
6,301	Salesforce, Inc. (a)	1,417,788
1,032	Splunk, Inc. (a)	111,797
995	Synopsys, Inc. (a)	449,541
237	Tyler Technologies, Inc. (a)	94,001
1,275	Workday, Inc. - Class A (a)	302,341
1,376	Zoom Video Communications, Inc. - Class A (a)	100,930
		7,277,700
Asset Management & Custody Banks - 1.0%
688	Ameriprise Financial, Inc.	239,734
898	Ares Management Corp. - Class A	89,100
5,018	Bank of New York Mellon Corp.	227,616
964	BlackRock, Inc.	712,251
4,472	Blackstone, Inc.	468,621
2,752	Blue Owl Capital, Inc.	33,905
1,892	Franklin Resources, Inc.	55,322
4,138	KKR & Co., Inc.	245,714
1,230	Northern Trust Corp.	98,548
2,236	State Street Corp.	161,976
1,500	T. Rowe Price Group, Inc.	184,890
		2,517,677
Automobile Manufacturers - 2.2%
25,112	Ford Motor Co.	331,730
8,819	General Motors Co.	338,385
3,612	Lucid Group, Inc. (a)	27,487
3,276	Rivian Automotive, Inc. - Class A (a)	90,549
17,740	Tesla, Inc. (a)	4,744,208
		5,532,359
Automotive Parts & Equipment - 0.1%
1,720	Aptiv PLC ADR (a)(b)	188,323
258	Mobileye Global, Inc. - Class A (a)	9,850
		198,173
Automotive Retail - 0.2%
99	AutoZone, Inc. (a)	245,690
379	O’Reilly Automotive, Inc. (a)	350,874
		596,564
Biotechnology - 2.1%
11,411	AbbVie, Inc.	1,706,857
805	Alnylam Pharmaceuticals, Inc. (a)	157,297
3,440	Amgen, Inc.	805,476
906	Biogen, Inc. (a)	244,792
1,204	BioMarin Pharmaceutical, Inc. (a)	105,868
7,966	Gilead Sciences, Inc.	606,531
1,405	Horizon Therapeutics PLC ADR (a)(b)	140,879
1,204	Incyte Corp. (a)	76,719

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
2,105	Moderna, Inc. (a)	$247,674
635	Regeneron Pharmaceuticals, Inc. (a)	471,113
860	Seagen, Inc. (a)	164,931
1,681	Vertex Pharmaceuticals, Inc. (a)	592,284
		5,320,421
Broadcasting - 0.1%
1,910	Fox Corp. - Class A	63,890
860	Fox Corp. - Class B	27,013
3,647	Paramount Global - Class B	58,461
		149,364
Broadline Retail - 3.4%
58,387	Amazon.com, Inc. (a)	7,805,174
6,978	Coupang, Inc. (a)	126,651
16	Dillard’s, Inc. - Class A	5,489
3,612	eBay, Inc.	160,770
729	Etsy, Inc. (a)	74,103
275	MercadoLibre, Inc. (a)	340,464
		8,512,651
Building Products - 0.4%
252	Carlisle Cos., Inc.	69,854
5,332	Carrier Global Corp.	317,521
4,472	Johnson Controls International PLC ADR (b)	311,028
194	Lennox International, Inc.	71,283
1,496	Trane Technologies PLC ADR (b)	298,362
		1,068,048
Cable & Satellite - 0.6%
660	Charter Communications, Inc. - Class A (a)	267,425
27,005	Comcast Corp. - Class A	1,222,246
4,313	Sirius XM Holdings, Inc.	21,996
		1,511,667
Cargo Ground Transportation - 0.1%
516	JB Hunt Transport Services, Inc.	105,233
579	Old Dominion Freight Line, Inc.	242,885
		348,118
Casinos & Gaming - 0.1%
2,064	Las Vegas Sands Corp.	123,448
1,926	MGM Resorts International	97,783
		221,231
Commercial & Residential Mortgage Finance - 0.0% (c)
688	Rocket Cos., Inc. - Class A (a)(d)	7,520

Commodity Chemicals - 0.2%
4,489	Dow, Inc.	253,494
1,576	LyondellBasell Industries N.V. - Class A ADR (b)	155,803
		409,297

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Communications Equipment - 0.8%
1,548	Arista Networks, Inc. (a)	$240,079
26,739	Cisco Systems, Inc.	1,391,498
1,051	Motorola Solutions, Inc.	301,248
12	Ubiquiti, Inc.	2,132
		1,934,957
Computer & Electronics Retail - 0.0% (c)
1,231	Best Buy Co., Inc.	102,235

Construction & Engineering - 0.1%
875	Quanta Services, Inc.	176,418

Construction Machinery & Heavy Transportation Equipment - 0.6%
3,301	Caterpillar, Inc.	875,326
881	Cummins, Inc.	229,765
3,311	PACCAR, Inc.	285,176
1,233	Westinghouse Air Brake Technologies Corp.	146,037
		1,536,304
Construction Materials - 0.1%
382	Martin Marietta Materials, Inc.	170,548
860	Vulcan Materials Co.	189,630
		360,178
Consumer Electronics - 0.0% (c)
1,032	Garmin Ltd. ADR (b)	109,278

Consumer Finance - 0.5%
3,810	American Express Co.	643,433
2,408	Capital One Financial Corp.	281,784
1,720	Discover Financial Services	181,546
2,975	Synchrony Financial	102,757
		1,209,520
Consumer Staples Merchandise Retail - 1.5%
2,822	Costco Wholesale Corp.	1,582,211
1,395	Dollar General Corp.	235,560
1,246	Dollar Tree, Inc. (a)	192,295
2,924	Target Corp.	399,038
9,261	Walmart, Inc.	1,480,463
		3,889,567
Copper - 0.2%
9,116	Freeport-McMoRan, Inc.	407,029
526	Southern Copper Corp.	45,993
		453,022
Data Processing & Outsourced Services - 0.1%
719	Broadridge Financial Solutions, Inc.	120,734
1,376	SS&C Technologies Holdings, Inc.	80,152
		200,886

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Distillers & Vintners - 0.2%
1,892	Brown-Forman Corp. - Class B	$133,575
1,046	Constellation Brands, Inc. - Class A	285,349
		418,924
Distributors - 0.1%
860	Genuine Parts Co.	133,919
254	Pool Corp.	97,724
		231,643
Diversified Banks - 2.8%
45,881	Bank of America Corp.	1,468,192
12,384	Citigroup, Inc.	590,221
4,300	Fifth Third Bancorp	125,130
18,835	JPMorgan Chase & Co.	2,975,177
5,848	KeyCorp	71,989
2,580	PNC Financial Services Group, Inc.	353,176
9,514	U.S. Bancorp	377,516
24,670	Wells Fargo & Co.	1,138,767
		7,100,168
Diversified Financial Services - 0.1%
2,669	Apollo Global Management, Inc.	218,084

Diversified Support Services - 0.2%
545	Cintas Corp.	273,612
2,869	Copart, Inc. (a)	253,591
		527,203
Drug Retail - 0.1%
4,472	Walgreens Boots Alliance, Inc.	134,026

Electric Utilities - 1.6%
1,548	Alliant Energy Corp.	83,190
3,412	American Electric Power Co., Inc.	289,133
390	Avangrid, Inc.	14,461
2,064	Constellation Energy Corp.	199,486
4,988	Duke Energy Corp.	466,977
2,408	Edison International	173,280
1,311	Entergy Corp.	134,640
1,400	Evergy, Inc.	83,958
2,236	Eversource Energy	161,730
6,611	Exelon Corp.	276,736
3,440	FirstEnergy Corp.	135,502
13,003	NextEra Energy, Inc.	953,120
10,070	PG&E Corp. (a)	177,333
4,644	PPL Corp.	127,849
7,120	Southern Co.	515,061
3,440	Xcel Energy, Inc.	215,791
		4,008,247

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Electrical Components & Equipment - 0.5%
1,405	AMETEK, Inc.	$222,833
2,580	Eaton Corp. PLC ADR (b)	529,726
3,784	Emerson Electric Co.	345,668
749	Rockwell Automation, Inc.	251,881
		1,350,108
Electronic Components - 0.2%
3,784	Amphenol Corp. - Class A	334,165
5,416	Corning, Inc.	183,819
		517,984
Electronic Equipment & Instruments - 0.2%
1,217	Keysight Technologies, Inc. (a)	196,034
259	Teledyne Technologies, Inc. (a)	99,593
1,548	Trimble, Inc. (a)	83,282
344	Zebra Technologies Corp. - Class A (a)	105,938
		484,847
Electronic Manufacturing Services - 0.1%
775	Jabil, Inc.	85,769
2,064	TE Connectivity Ltd. ADR (b)	296,163
		381,932
Environmental & Facilities Services - 0.3%
1,376	Republic Services, Inc.	207,927
1,548	Rollins, Inc.	63,205
2,611	Waste Management, Inc.	427,656
		698,788
Fertilizers & Agricultural Chemicals - 0.2%
1,227	CF Industries Holdings, Inc.	100,712
4,644	Corteva, Inc.	262,061
747	FMC Corp.	71,884
2,236	Mosaic Co.	91,139
		525,796
Financial Exchanges & Data - 1.0%
2,262	CME Group, Inc.	450,048
228	FactSet Research Systems, Inc.	99,189
3,612	Intercontinental Exchange, Inc.	414,658
1,032	Moody’s Corp.	364,038
518	MSCI, Inc.	283,905
2,236	Nasdaq, Inc.	112,896
2,075	S&P Global, Inc.	818,608
688	Tradeweb Markets, Inc. - Class A	56,272
		2,599,614
Food Distributors - 0.1%
3,268	Sysco Corp.	249,381

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Food Retail - 0.1%
1,032	Albertsons Cos., Inc. - Class A	$22,425
4,544	Kroger Co.	221,020
		243,445
Footwear - 0.3%
7,836	NIKE, Inc. - Class B	865,016

Gas Utilities - 0.0% (c)
967	Atmos Energy Corp.	117,694

Gold - 0.1%
4,988	Newmont Corp.	214,085

Health Care Distributors - 0.3%
1,065	AmerisourceBergen Corp.	199,048
1,588	Cardinal Health, Inc.	145,254
899	McKesson Corp.	361,758
		706,060
Health Care Equipment - 2.5%
11,124	Abbott Laboratories	1,238,435
3,268	Baxter International, Inc.	147,812
1,900	Becton Dickinson and Co.	529,378
9,116	Boston Scientific Corp. (a)	472,665
2,447	Dexcom, Inc. (a)	304,798
3,956	Edwards Lifesciences Corp. (a)	324,669
2,446	GE HealthCare Technologies, Inc.	190,788
1,548	Hologic, Inc. (a)	122,942
516	IDEXX Laboratories, Inc. (a)	286,241
414	Insulet Corp. (a)	114,575
2,257	Intuitive Surgical, Inc. (a)	732,171
8,477	Medtronic PLC ADR (b)	743,942
913	ResMed, Inc.	203,006
692	STERIS PLC ADR (b)	156,081
2,075	Stryker Corp.	588,076
261	Teleflex, Inc.	65,555
1,376	Zimmer Biomet Holdings, Inc.	190,094
		6,411,228
Health Care Facilities - 0.1%
1,376	HCA Healthcare, Inc.	375,387

Health Care Services - 0.6%
64	Chemed Corp.	33,350
1,924	Cigna Group	567,772
8,428	CVS Health Corp.	629,487
534	Laboratory Corp. of America Holdings	114,239
706	Quest Diagnostics, Inc.	95,458
		1,440,306

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Health Care Supplies - 0.1%
436	Align Technology, Inc. (a)	$164,760
369	Cooper Cos., Inc.	144,375
		309,135
Health Care Technology - 0.1%
909	Veeva Systems, Inc. - Class A (a)	185,636

Home Improvement Retail - 1.2%
6,591	Home Depot, Inc.	2,200,339
3,895	Lowe’s Cos., Inc.	912,482
		3,112,821
Homebuilding - 0.2%
1,932	D.R. Horton, Inc.	245,403
1,548	Lennar Corp. - Class A	196,333
39	Lennar Corp. - Class B	4,481
17	NVR, Inc. (a)	107,209
		553,426
Hotels, Resorts & Cruise Lines - 0.8%
2,519	Airbnb, Inc. - Class A (a)	383,367
237	Booking Holdings, Inc. (a)	704,080
6,064	Carnival Corp. ADR (a)(b)	114,246
898	Expedia Group, Inc. (a)	110,032
1,720	Hilton Worldwide Holdings, Inc.	267,443
1,753	Marriott International, Inc. - Class A	353,773
		1,932,941
Household Products - 1.3%
1,548	Church & Dwight Co., Inc.	148,097
801	Clorox Co.	121,335
5,332	Colgate-Palmolive Co.	406,618
2,253	Kimberly-Clark Corp.	290,862
15,324	Procter & Gamble Co.	2,395,141
		3,362,053
Human Resource & Employment Services - 0.4%
2,619	Automatic Data Processing, Inc.	647,574
2,064	Paychex, Inc.	258,970
280	Paycom Software, Inc.	103,253
		1,009,797
Independent Power Producers & Energy Traders - 0.0% (c)
4,128	AES Corp.	89,289

Industrial Conglomerates - 0.8%
3,492	3M Co.	389,358
6,956	General Electric Co.	794,653
4,300	Honeywell International, Inc.	834,759
		2,018,770

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Industrial Gases - 0.7%
1,396	Air Products and Chemicals, Inc.	$426,241
3,145	Linde PLC ADR (b)	1,228,657
		1,654,898
Industrial Machinery & Supplies & Components - 0.8%
878	Dover Corp.	128,162
2,236	Fortive Corp.	175,191
442	IDEX Corp.	99,808
1,942	Illinois Tool Works, Inc.	511,367
2,580	Ingersoll Rand, Inc.	168,397
280	Nordson Corp.	70,451
2,752	Otis Worldwide Corp.	250,322
818	Parker-Hannifin Corp.	335,388
1,057	Stanley Black & Decker, Inc.	104,928
1,204	Xylem, Inc.	135,751
		1,979,765
Insurance Brokers - 0.6%
1,277	Aon PLC - Class A ADR (b)	406,725
1,376	Arthur J. Gallagher & Co.	295,565
1,548	Brown & Brown, Inc.	109,057
3,220	Marsh & McLennan Cos., Inc.	606,712
688	Willis Towers Watson PLC ADR (b)	145,395
		1,563,454
Integrated Oil & Gas - 2.0%
11,380	Chevron Corp.	1,862,451
26,394	Exxon Mobil Corp.	2,830,493
4,534	Occidental Petroleum Corp.	286,231
		4,979,175
Integrated Telecommunication Services - 0.6%
46,028	AT&T, Inc.	668,327
27,100	Verizon Communications, Inc.	923,568
		1,591,895
Interactive Home Entertainment - 0.4%
4,738	Activision Blizzard, Inc.	439,497
1,720	Electronic Arts, Inc.	234,522
2,503	Roblox Corp. - Class A (a)	98,243
1,032	Take-Two Interactive Software, Inc. (a)	157,834
		930,096
Interactive Media & Services - 5.7%
38,614	Alphabet, Inc. - Class A (a)	5,124,850
33,543	Alphabet, Inc. - Class C (a)	4,464,909
14,367	Meta Platforms, Inc. - Class A (a)	4,577,326
3,612	Pinterest, Inc. - Class A (a)	104,712
6,536	Snap, Inc. - Class A (a)	74,249
		14,346,046

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Internet Services & Infrastructure - 0.4%
1,032	Akamai Technologies, Inc. (a)	$97,524
1,741	Cloudflare, Inc. - Class A (a)	119,729
421	MongoDB, Inc. (a)	178,251
897	Okta, Inc. (a)	68,943
1,720	Snowflake, Inc. - Class A (a)	305,661
601	VeriSign, Inc. (a)	126,781
		896,889
Investment Banking & Brokerage - 1.0%
9,011	Charles Schwab Corp.	595,627
2,156	Goldman Sachs Group, Inc.	767,256
552	Interactive Brokers Group, Inc. - Class A	48,206
516	LPL Financial Holdings, Inc.	118,350
8,428	Morgan Stanley	771,668
1,204	Raymond James Financial, Inc.	132,524
		2,433,631
IT Consulting & Other Services - 1.1%
4,310	Accenture PLC - Class A ADR (b)	1,363,468
747	Amdocs Ltd. ADR (b)	69,949
3,268	Cognizant Technology Solutions Corp. - Class A	215,786
344	EPAM Systems, Inc. (a)	81,463
446	Gartner, Inc. (a)	157,701
5,856	International Business Machines Corp.	844,318
		2,732,685
Life & Health Insurance - 0.3%
3,616	Aflac, Inc.	261,581
4,182	MetLife, Inc.	263,341
1,548	Principal Financial Group, Inc.	123,639
2,408	Prudential Financial, Inc.	232,348
		880,909
Life Sciences Tools & Services - 1.5%
1,892	Agilent Technologies, Inc.	230,389
3,956	Avantor, Inc. (a)	81,375
92	Bio-Rad Laboratories, Inc. - Class A (a)	37,293
4,187	Danaher Corp.	1,067,936
534	Fortrea Holdings, Inc. (a)	17,067
1,032	Illumina, Inc. (a)	198,299
1,099	IQVIA Holdings, Inc. (a)	245,912
129	Mettler-Toledo International, Inc. (a)	162,214
728	Revvity, Inc.	89,508
2,498	Thermo Fisher Scientific, Inc.	1,370,553
358	Waters Corp. (a)	98,883
437	West Pharmaceutical Services, Inc.	160,833
		3,760,262
Managed Health Care - 1.8%
3,612	Centene Corp. (a)	245,941
1,554	Elevance Health, Inc.	732,913

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
768	Humana, Inc.	$350,845
352	Molina Healthcare, Inc. (a)	107,180
6,021	UnitedHealth Group, Inc.	3,048,854
		4,485,733
Metal, Glass & Plastic Containers- 0.0% (c)
2,064	Ball Corp.	121,136

Movies & Entertainment - 1.1%
862	Endeavor Group Holdings, Inc. - Class A (a)	20,343
1,032	Live Nation Entertainment, Inc. (a)	90,558
2,810	Netflix, Inc. (a)	1,233,506
800	Spotify Technology S.A. ADR (a)(b)	119,528
11,772	Walt Disney Co. (a)	1,046,413
14,104	Warner Bros Discovery, Inc. (a)	184,339
710	Warner Music Group Corp. - Class A	22,401
		2,717,088
Multi-line Insurance - 0.2%
4,701	American International Group, Inc.	283,376
2,064	Hartford Financial Services Group, Inc.	148,360
		431,736
Multi-Sector Holdings - 1.2%
8,325	Berkshire Hathaway, Inc. - Class B (a)	2,930,067

Multi-Utilities - 0.7%
1,720	Ameren Corp.	147,352
3,956	CenterPoint Energy, Inc.	119,036
1,892	CMS Energy Corp.	115,544
2,236	Consolidated Edison, Inc.	212,107
5,338	Dominion Energy, Inc.	285,850
1,258	DTE Energy Co.	143,789
3,096	Public Service Enterprise Group, Inc.	195,420
1,955	Sempra Energy	291,334
2,064	WEC Energy Group, Inc.	185,471
		1,695,903
Oil & Gas Equipment & Services - 0.4%
6,918	Baker Hughes Co.	247,595
5,774	Halliburton Co.	225,648
9,140	Schlumberger Ltd. ADR (b)	533,228
		1,006,471
Oil & Gas Exploration & Production - 1.1%
7,947	ConocoPhillips	935,521
4,988	Coterra Energy, Inc.	137,370
4,128	Devon Energy Corp.	222,912
1,066	Diamondback Energy, Inc.	157,043
3,685	EOG Resources, Inc.	488,373
2,098	EQT Corp.	88,494
1,752	Hess Corp.	265,831

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
4,010	Marathon Oil Corp.	$105,343
1,552	Pioneer Natural Resources Co.	350,240
52	Texas Pacific Land Corp.	78,328
		2,829,455
Oil & Gas Refining & Marketing - 0.4%
2,960	Marathon Petroleum Corp.	393,739
3,096	Phillips 66	345,359
2,436	Valero Energy Corp.	314,025
		1,053,123
Oil & Gas Storage & Transportation - 0.4%
1,554	Cheniere Energy, Inc.	251,530
12,728	Kinder Morgan, Inc.	225,413
2,752	ONEOK, Inc.	184,494
1,401	Targa Resources Corp.	114,868
7,740	Williams Cos., Inc.	266,643
		1,042,948
Other Specialty Retail - 0.1%
538	Chewy, Inc. - Class A (a)	18,238
370	Dick’s Sporting Goods, Inc.	52,170
688	Tractor Supply Co.	154,105
312	Ulta Beauty, Inc. (a)	138,778
		363,291
Packaged Foods & Meats - 0.8%
1,227	Campbell Soup Co.	56,221
3,096	Conagra Brands, Inc.	101,580
3,784	General Mills, Inc.	282,816
901	Hershey Co.	208,410
1,892	Hormel Foods Corp.	77,345
613	J.M. Smucker Co.	92,348
1,720	Kellogg Co.	115,051
4,988	Kraft Heinz Co.	180,466
1,548	McCormick & Co., Inc.	138,515
8,772	Mondelez International, Inc. - Class A	650,268
1,892	Tyson Foods, Inc. - Class A	105,422
		2,008,442
Paper & Plastic Packaging Products & Materials - 0.1%
9,632	Amcor PLC ADR (b)	98,824
457	Avery Dennison Corp.	84,093
2,408	International Paper Co.	86,832
		269,749
Passenger Airlines - 0.2%
4,128	Delta Air Lines, Inc.	190,961
3,784	Southwest Airlines Co.	129,261
2,064	United Airlines Holdings, Inc. (a)	112,096
		432,318

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Passenger Ground Transportation - 0.3%
89	Avis Budget Group, Inc. (a)	$19,606
12,463	Uber Technologies, Inc. (a)	616,420
		636,026
Personal Care Products - 0.1%
1,376	Estee Lauder Cos., Inc. - Class A	247,680

Pharmaceuticals - 3.9%
13,588	Bristol-Myers Squibb Co.	845,038
5,516	Eli Lilly & Co.	2,507,298
16,950	Johnson & Johnson	2,839,634
16,380	Merck & Co., Inc.	1,746,927
36,301	Pfizer, Inc.	1,309,014
2,278	Royalty Pharma PLC - Class A ADR (b)	71,484
7,740	Viatris, Inc.	81,502
2,960	Zoetis, Inc.	556,746
		9,957,643
Property & Casualty Insurance - 0.8%
1,720	Allstate Corp.	193,810
2,434	Arch Capital Group Ltd. ADR (a)(b)	189,097
2,635	Chubb Ltd. ADR (b)	538,620
1,032	Cincinnati Financial Corp.	111,023
1,232	Loews Corp.	77,185
80	Markel Corp. (a)	115,977
3,784	Progressive Corp.	476,708
1,554	Travelers Cos., Inc.	268,236
1,229	W.R. Berkley Corp.	75,817
		2,046,473
Rail Transportation - 0.7%
13,432	CSX Corp.	447,554
1,417	Norfolk Southern Corp.	330,997
3,956	Union Pacific Corp.	917,871
		1,696,422
Real Estate Services - 0.1%
1,919	CBRE Group, Inc. - Class A (a)	159,872
2,580	CoStar Group, Inc. (a)	216,643
		376,515
Regional Banks - 0.3%
3,096	Citizens Financial Group, Inc.	99,877
8,944	Huntington Bancshares, Inc.	109,475
1,058	M&T Bank Corp.	147,972
5,848	Regions Financial Corp.	119,124
8,428	Truist Financial Corp.	279,978
		756,426
Reinsurance - 0.0% (c)
224	Everest Group Ltd. ADR (b)	80,754

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Research & Consulting Services - 0.2%
757	Equifax, Inc.	$154,489
728	Jacobs Solutions, Inc.	91,298
1,204	TransUnion	95,947
1,032	Verisk Analytics, Inc.	236,266
		578,000
Restaurants - 1.2%
176	Chipotle Mexican Grill, Inc. (a)	345,361
720	Darden Restaurants, Inc.	121,622
1,575	DoorDash, Inc. - Class A (a)	142,994
4,748	McDonald’s Corp.	1,392,114
7,224	Starbucks Corp.	733,742
2,580	Yum China Holdings, Inc.	157,432
1,764	Yum! Brands, Inc.	242,850
		3,136,115
Semiconductor Materials & Equipment - 0.9%
5,360	Applied Materials, Inc.	812,522
860	Enphase Energy, Inc. (a)	130,574
877	KLA Corp.	450,734
860	Lam Research Corp.	617,901
344	SolarEdge Technologies, Inc. (a)	83,062
1,032	Teradyne, Inc.	116,554
		2,211,347
Semiconductors - 6.5%
10,320	Advanced Micro Devices, Inc. (a)	1,180,608
3,268	Analog Devices, Inc.	652,064
2,645	Broadcom, Inc.	2,376,929
692	First Solar, Inc. (a)	143,521
386	GlobalFoundries, Inc. ADR (a)(b)	24,584
27,122	Intel Corp.	970,154
5,332	Marvell Technology, Inc.	347,273
3,440	Microchip Technology, Inc.	323,154
7,052	Micron Technology, Inc.	503,442
251	Monolithic Power Systems, Inc.	140,432
15,384	NVIDIA Corp.	7,188,789
2,752	ON Semiconductor Corp. (a)	296,528
7,259	Qualcomm, Inc.	959,422
1,032	Skyworks Solutions, Inc.	118,030
5,848	Texas Instruments, Inc.	1,052,640
		16,277,570
Soft Drinks & Non-alcoholic Beverages - 1.4%
25,354	Coca-Cola Co.	1,570,173
5,852	Keurig Dr. Pepper, Inc.	199,027
3,281	Monster Beverage Corp. (a)	188,625
8,855	PepsiCo, Inc.	1,659,958
		3,617,783

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Specialty Chemicals - 0.6%
706	Albemarle Corp.	$149,870
695	Celanese Corp.	87,146
2,669	DuPont de Nemours, Inc.	207,194
1,582	Ecolab, Inc.	289,727
1,577	International Flavors & Fragrances, Inc.	133,430
1,548	PPG Industries, Inc.	222,757
1,548	Sherwin-Williams Co.	428,022
		1,518,146
Steel - 0.2%
1,592	Nucor Corp.	273,967
1,046	Steel Dynamics, Inc.	111,483
		385,450
Systems Software - 7.7%
1,376	Crowdstrike Holdings, Inc. - Class A (a)	222,444
4,300	Fortinet, Inc. (a)	334,196
47,597	Microsoft Corp.	15,988,784
10,074	Oracle Corp.	1,180,975
1,897	Palo Alto Networks, Inc. (a)	474,174
1,312	ServiceNow, Inc. (a)	764,896
1,401	VMware, Inc. - Class A (a)	220,840
606	Zscaler, Inc. (a)	97,190
		19,283,499
Technology Distributors - 0.1%
860	CDW Corp.	160,880

Technology Hardware, Storage & Peripherals - 7.8%
96,686	Apple, Inc.	18,993,965
1,548	Dell Technologies, Inc. - Class C	81,920
8,256	Hewlett Packard Enterprise Co.	143,489
6,536	HP, Inc.	214,577
1,376	NetApp, Inc.	107,342
1,204	Seagate Technology Holdings PLC ADR (b)	76,454
1,930	Western Digital Corp. (a)	82,141
		19,699,888
Tobacco - 0.6%
11,352	Altria Group, Inc.	515,608
9,997	Philip Morris International, Inc.	996,901
		1,512,509
Trading Companies & Distributors - 0.3%
3,612	Fastenal Co.	211,699
1,283	Ferguson PLC ADR (b)	207,358
434	United Rentals, Inc.	201,671
260	W.W. Grainger, Inc.	192,007
		812,735

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Transaction & Payment Processing Services - 2.6%
3,348	Block, Inc. (a)	$269,614
3,784	Fidelity National Information Services, Inc.	228,478
3,997	Fiserv, Inc. (a)	504,461
446	FleetCor Technologies, Inc. (a)	111,014
1,720	Global Payments, Inc.	189,630
5,462	Mastercard, Inc. - Class A	2,153,557
7,259	PayPal Holdings, Inc. (a)	550,377
10,509	Visa, Inc. - Class A	2,498,305
		6,505,436
Water Utilities - 0.1%
1,296	American Water Works Co., Inc.	191,069

Wireless Telecommunication Services - 0.2%
3,624	T-Mobile US, Inc. (a)	499,278
	TOTAL COMMON STOCKS (Cost $215,426,511)	245,476,516

REAL ESTATE INVESTMENT TRUSTS - 2.3%
Data Center REITs - 0.3%
1,959	Digital Realty Trust, Inc.	244,131
572	Equinix, Inc.	463,274
		707,405
Diversified REITs - 0.0% (c)
1,261	W.P. Carey, Inc.	85,155

Health Care REITs - 0.2%
3,440	Healthpeak Properties, Inc.	75,095
2,580	Ventas, Inc.	125,182
3,145	Welltower, Inc.	258,362
		458,639
Industrial REITs - 0.3%
5,916	Prologis, Inc.	738,021

Multi-Family Residential REITs - 0.3%
860	AvalonBay Communities, Inc.	162,239
688	Camden Property Trust	75,054
2,408	Equity Residential	158,784
375	Essex Property Trust, Inc.	91,331
799	Mid-America Apartment Communities, Inc.	119,578
2,064	UDR, Inc.	84,376
		691,362
Office REITs - 0.1%
1,139	Alexandria Real Estate Equities, Inc.	143,150

Other Specialized REITs - 0.1%
7,095	VICI Properties, Inc.	223,351

The accompanying notes are an integral part of these financial statements.

Strive 500 ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Retail REITs - 0.2%
4,221	Realty Income Corp.	$257,354
2,064	Simon Property Group, Inc.	257,174
		514,528
Self-Storage REITs - 0.2%
860	Extra Space Storage, Inc.	120,030
968	Public Storage	272,734
		392,764
Single-Family Residential REITs - 0.1%
3,956	Invitation Homes, Inc.	140,438
714	Sun Communities, Inc.	93,034
		233,472
Telecom Tower REITs - 0.4%
3,016	American Tower Corp.	573,975
2,752	Crown Castle, Inc.	298,014
688	SBA Communications Corp.	150,638
		1,022,627
Timber REITs - 0.1%
4,816	Weyerhaeuser Co.	164,033
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,333,428)	5,374,507

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (c)
7,301	First American Government Obligations Fund - Class X, 5.14% (e)	7,301
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,301)	7,301

MONEY MARKET FUNDS - 0.3%
821,711	First American Government Obligations Fund - Class X, 5.14% (e)	821,711
	TOTAL MONEY MARKET FUNDS (Cost $821,711)	821,711

	TOTAL INVESTMENTS (Cost $221,588,951) - 99.9%	$251,680,035
	Other Assets in Excess of Liabilities - 0.1%	188,478
	TOTAL NET ASSETS - 100.0%	$251,868,513

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Represents less than 0.05% of net assets.
(d)	This security or a portion of this security was out on loan as of July 31, 2023. Total loaned securities had a market value of $7,094 as of July 31, 2023.
(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Strive U.S. Semiconductor ETF
Schedule of Investments
July 31, 2023

Shares		Value
COMMON STOCKS - 99.8%
Electronic Manufacturing Services - 4.2%
10,614	TE Connectivity Ltd. ADR (a)	$1,523,003

Semiconductor Materials & Equipment - 19.4%
11,457	Applied Materials, Inc.	1,736,767
1,105	Axcelis Technologies, Inc. (b)	221,530
4,529	Enphase Energy, Inc. (b)	687,638
5,100	Entegris, Inc.	559,521
3,526	KLA Corp.	1,812,188
2,625	Lam Research Corp.	1,886,036
1,967	MKS Instruments, Inc.	214,737
		7,118,417
Semiconductors - 76.2%
23,649	Advanced Micro Devices, Inc. (b)	2,705,446
7,039	Analog Devices, Inc.	1,404,492
3,564	Broadcom, Inc.	3,202,789
1,874	Cirrus Logic, Inc. (b)	151,419
3,420	First Solar, Inc. (b)	709,308
2,578	GlobalFoundries, Inc. ADR (a)(b)	164,193
41,252	Intel Corp.	1,475,584
4,649	Lattice Semiconductor Corp. (b)	422,780
29,317	Marvell Technology, Inc.	1,909,416
16,558	Microchip Technology, Inc.	1,555,458
20,980	Micron Technology, Inc.	1,497,762
1,529	Monolithic Power Systems, Inc.	855,460
8,172	NVIDIA Corp.	3,818,694
14,770	ON Semiconductor Corp. (b)	1,591,467
1,909	Power Integrations, Inc.	185,440
3,414	Qorvo, Inc. (b)	375,608
18,004	Qualcomm, Inc.	2,379,589
3,660	Rambus, Inc. (b)	229,153
1,055	Silicon Laboratories, Inc. (b)	157,343
5,438	Skyworks Solutions, Inc.	621,944
12,356	Texas Instruments, Inc.	2,224,080
4,234	Wolfspeed, Inc. (b)	279,021
		27,916,446
	TOTAL COMMON STOCKS (Cost $27,868,841)	36,557,866

MONEY MARKET FUNDS - 0.2%
61,338	First American Government Obligations Fund - Class X, 5.14% (c)	61,338
	TOTAL MONEY MARKET FUNDS (Cost $61,338)	61,338

	TOTAL INVESTMENTS (Cost $27,930,179) - 100.0%	$36,619,204
	Other Assets in Excess of Liabilities - 0.0% (d)	7,202
	TOTAL NET ASSETS - 100.0%	$36,626,406

The accompanying notes are an integral part of these financial statements.

Strive U.S. Semiconductor ETF
Schedule of Investments (Continued)
July 31, 2023

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day effective yield.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments
July 31, 2023

Shares		Value
COMMON STOCKS - 96.3%
Bermuda - 0.1%
1,242	Credicorp Ltd. ADR	$195,056

Brazil - 5.8%
135,185	Ambev S.A.	423,386
11,581	Atacadao S.A.	33,086
172,456	B3 S.A. - Brasil Bolsa Balcao	544,127
36,969	Banco Bradesco S.A.	116,096
58,148	Banco BTG Pactual S.A.	417,350
43,870	Banco do Brasil S.A.	447,444
115,266	Banco Santander Brasil S.A.	700,067
16,457	BB Seguridade Participacoes S.A.	108,373
11,323	Caixa Seguridade Participacoes S.A.	25,813
27,319	CCR S.A.	76,664
14,875	Centrais Eletricas Brasileiras S.A.	121,485
8,320	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	101,643
6,099	Cia Energetica de Minas Gerais	23,848
4,126	Cia Paranaense de Energia	7,146
12,988	Cia Siderurgica Nacional S.A.	37,931
29,176	Cosan S.A.	122,658
4,107	CPFL Energia S.A.	31,223
9,948	Energisa S.A	105,544
3,802	Engie Brasil Energia S.A.	35,433
27,173	Equatorial Energia S.A.	193,479
120,719	Hapvida Participacoes e Investimentos S.A. (a)(b)	123,304
9,821	Hypera S.A.	89,658
9,851	Itau Unibanco Holding S.A.	51,601
18,279	Itausa S.A.	38,423
17,140	JBS S.A.	68,034
27,432	Klabin S.A.	133,310
25,393	Localiza Rent a Car S.A.	360,697
23,116	Lojas Renner S.A.	91,511
62,714	Magazine Luiza S.A. (a)	44,429
26,193	Natura & Co. Holding S.A. (a)	100,812
4,305	Neoenergia S.A.	17,716
116,752	Petroleo Brasileiro S.A.	859,453
19,699	PRIO Brasil S.A.(a)	190,293
29,144	Raia Drogasil S.A.	179,347
29,928	Rede D’Or Sao Luiz S.A. (b)	227,652
29,737	Rumo S.A.	146,209
27,920	Sendas Distribuidora S.A.	80,181
23,920	Suzano S.A.	243,209
9,911	Telefonica Brasil S.A.	88,636
17,692	TIM Brasil S.A.	53,464
108,000	Vale S.A.	1,583,886
27,435	Vibra Energia S.A.	99,152
46,386	WEG S.A.	391,688
		8,935,461

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Cayman Islands - 0.2%
43,967	Chailease Holding Co., Ltd.	$291,001
15,348	Zhen Ding Technology Holding Ltd.	51,280
		342,281
Chile - 0.5%
3,032	AntarChile S.A.	27,105
1,599,427	Banco de Chile	178,065
2,121	Banco de Credito e Inversiones S.A.	63,710
1,707,853	Banco Santander Chile	91,180
35,511	Cencosud S.A.	76,318
411,034	Cia Sud Americana de Vapores S.A.	31,111
29,298	Empresas CMPC S.A.	57,832
15,057	Empresas Copec S.A.	115,492
544,169	Enel Americas S.A. (a)	73,555
22,617	Falabella S.A.	62,545
11,147	Quinenco S.A.	38,798
		815,711
Colombia - 0.1%
1,555	Banco de Bogota S.A.	12,120
4,741	Bancolombia S.A.	40,627
99,675	Ecopetrol S.A.	58,392
4,412	Grupo de Inversiones Suramericana S.A.	42,387
55,944	Grupo Energia Bogota S.A. ESP	25,183
8,888	Interconexion Electrica S.A. ESP	38,943
		217,652
Czech Republic - 0.2%
3,922	CEZ AS	173,562
1,817	Komercni Banka AS	59,585
11,101	Moneta Money Bank AS (b)	43,684
		276,831
Greece - 0.2%
60,500	Eurobank Ergasias Services and Holdings S.A. - Class A (a)	105,601
4,048	Hellenic Telecommunications Organization S.A.	63,869
13,360	National Bank of Greece S.A. (a)	91,956
4,466	OPAP S.A.	78,615
		340,041
Hungary - 0.3%
11,788	MOL Hungarian Oil & Gas PLC	93,092
5,391	OTP Bank Nyrt	196,176
3,397	Richter Gedeon Nyrt	85,691
		374,959
India - 22.1%
1,300	ABB India Ltd.	71,960
1,768	ACC Ltd.	43,376
9,728	Adani Enterprises Ltd.	294,766
15,381	Adani Green Energy Ltd. (a)	204,454
18,185	Adani Ports & Special Economic Zone Ltd.	171,981

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
39,641	Adani Power Ltd. (a)	$131,721
4,652	Adani Total Gas Ltd.	37,539
6,030	Adani Transmission Ltd. (a)	60,169
3,372	Adani Wilmar Ltd. (a)	16,887
660	Alkem Laboratories Ltd.	31,927
14,332	Ambuja Cements Ltd.	80,679
3,060	Apollo Hospitals Enterprise Ltd.	192,474
46,108	Ashok Leyland Ltd.	103,149
14,046	Asian Paints Ltd.	576,766
2,759	Astral Ltd.	66,061
8,707	AU Small Finance Bank Ltd. (b)	77,263
5,672	Avenue Supermarts Ltd. (a)(b)	258,799
80,565	Axis Bank Ltd.	934,372
2,555	Bajaj Auto Ltd.	153,191
7,708	Bajaj Finance Ltd.	684,153
12,757	Bajaj Finserv Ltd.	247,901
942	Bajaj Holdings & Investment Ltd.	86,396
1,666	Balkrishna Industries Ltd.	51,497
20,291	Bandhan Bank Ltd. (b)	55,113
40,562	Bank of Baroda	99,717
6,910	Berger Paints India Ltd.	57,331
87,623	Bharat Electronics Ltd.	139,240
6,263	Bharat Forge Ltd.	70,927
19,383	Bharat Petroleum Corp. Ltd.	88,963
65,156	Bharti Airtel Ltd.	704,963
7,769	Biocon Ltd.	24,285
145	Bosch Ltd.	33,444
2,451	Britannia Industries Ltd.	142,859
10,440	Canara Bank	43,709
14,161	CG Power & Industrial Solutions Ltd.	69,222
10,585	Cholamandalam Investment and Finance Co., Ltd.	145,696
10,822	Cipla Ltddia	154,602
34,567	Coal India Ltd.	96,348
2,919	Colgate-Palmolive India Ltd.	71,668
5,556	Container Corp. Of India Ltd.	46,928
15,406	Dabur India Ltd.	107,816
1,977	Dalmia Bharat Ltd.	46,963
2,661	Divi’s Laboratories Ltd.	119,198
15,195	DLF Ltd.	95,836
2,493	Dr Reddy’s Laboratories Ltd.	170,965
3,118	Eicher Motors Ltd. (a)	127,584
24,323	FSN E-Commerce Ventures Ltd. (a)	42,555
49,624	GAIL India Ltd.	71,858
8,936	Godrej Consumer Products Ltd. (a)	112,552
2,344	Godrej Properties Ltd. (a)	49,602
7,707	Grasim Industries Ltd.	173,300
3,750	Gujarat Gas Ltd.	22,008
5,194	Havells India Ltd.	84,245

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
29,544	HCL Technologies Ltd.	$401,122
1,277	HDFC Asset Management Co., Ltd. (b)	39,343
212,743	HDFC Bank Ltd.	4,270,961
22,818	HDFC Life Insurance Co., Ltd. (b)	179,453
2,319	Hero MotoCorp Ltd.	90,328
28,671	Hindalco Industries Ltd.	161,257
2,039	Hindustan Aeronautics Ltd.	98,208
12,276	Hindustan Petroleum Corp. Ltd.	42,149
24,358	Hindustan Unilever Ltd.	758,382
45	Honeywell Automation India Ltd.	23,522
198,631	ICICI Bank Ltd.	2,410,898
5,403	ICICI Lombard General Insurance Co., Ltd. (b)	91,015
9,393	ICICI Prudential Life Insurance Co., Ltd. (b)	66,180
63,193	Indian Oil Corp. Ltd.	72,030
5,924	Indian Railway Catering & Tourism Corp. Ltd.	46,143
38,332	Indian Railway Finance Corp. Ltd. (b)	17,803
19,865	Indus Towers Ltd. (a)	41,542
14,466	IndusInd Bank Ltd.	249,355
1,820	Info Edge India Ltd.	101,503
96,100	Infosys Ltd.	1,584,009
3,016	InterGlobe Aviation Ltd. (a)(b)	95,080
204,287	ITC Ltd.	1,156,692
9,751	Jindal Steel & Power Ltd.	79,284
91,036	Jio Financial Services Ltd. (a)(c)	275,658
12,500	JSW Energy Ltd.	43,876
20,368	JSW Steel Ltd.	202,259
8,036	Jubilant Foodworks Ltd.	46,751
38,219	Kotak Mahindra Bank Ltd.	862,694
506	L&T Technology Services Ltd. (b)	24,831
29,449	Larsen & Toubro Ltd.	960,052
4,799	Life Insurance Corp. of India	37,339
2,242	LTIMindtree Ltd. (b)	133,340
4,784	Lupin Ltd.	57,319
4,372	Macrotech Developers Ltd. (b)	40,364
26,792	Mahindra & Mahindra Ltd.	480,537
11,270	Marico Ltd.	76,808
3,801	Maruti Suzuki India Ltd.	453,851
7,045	Max Financial Services Ltd. (a)	69,787
1,650	Mphasis Ltd.	46,039
72	MRF Ltd.	90,127
2,291	Muthoot Finance Ltd.	37,615
825	Nestle India Ltd.	226,222
59,206	NHPC Ltd.	37,072
15,792	NMDC Ltd.	22,512
102,223	NTPC Ltd.	271,377
64,532	Oil & Natural Gas Corp. Ltd.	138,913
3,501	One 97 Communications Ltd. (a)	34,070
113	Page Industries Ltd.	51,940

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
1,611	Patanjali Foods Ltd.	$26,070
14,969	Petronet LNG Ltd.	42,505
1,812	PI Industries Ltd.	79,657
2,947	Pidilite Industries Ltd.	93,695
25,723	Power Finance Corp. Ltd.	81,752
73,684	Power Grid Corp. of India Ltd.	238,346
180	Procter & Gamble Hygiene & Health Care Ltd.	34,498
43,863	Punjab National Bank	32,984
26,262	REC Ltd.	64,802
91,036	Reliance Industries Ltd.	2,821,605
50,325	Samvardhana Motherson International Ltd.	60,146
6,270	SBI Cards & Payment Services Ltd.	65,205
9,633	SBI Life Insurance Co., Ltd. (b)	150,166
653	Shree Cement Ltd.	191,405
3,235	Shriram Finance Ltd.	74,461
1,954	Siemens Ltd.	94,625
3,339	SRF Ltd.	88,116
93,499	State Bank of India	705,033
25,999	Steel Authority of India Ltd.	29,903
30,102	Sun Pharmaceutical Industries Ltd.	418,470
2,109	Tata Communications Ltd.	46,056
26,670	Tata Consultancy Services Ltd.	1,109,440
12,882	Tata Consumer Products Ltd.	134,586
857	Tata Elxsi Ltd.	74,598
36,502	Tata Motors Ltd.	285,940
9,292	Tata Motors Ltd.	46,805
34,980	Tata Power Co., Ltd.	100,667
173,635	Tata Steel Ltd.	259,981
13,077	Tech Mahindra Ltd.	177,357
11,233	Titan Co., Ltd.	410,274
2,093	Torrent Pharmaceuticals Ltd.	50,967
4,512	Trent Ltd.	96,391
2,058	Tube Investments of India Ltd.	77,047
5,222	TVS Motor Co., Ltd.	87,407
2,699	UltraTech Cement Ltd.	272,961
16,143	Union Bank of India Ltd. (a)	17,468
1,482	United Breweries Ltd.	27,753
6,767	United Spirits Ltd. (a)	83,579
11,142	UPL Ltd.	84,626
9,929	Varun Beverages Ltd.	97,106
20,846	Vedanta Ltd.	69,952
30,387	Wipro Ltd.	149,647
413,310	Yes Bank Ltd. (a)	85,176
121,370	Zomato Ltd. (a)	124,102
3,889	Zydus Lifesciences Ltd.	29,895
		34,037,815

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Indonesia - 2.7%
307,598	Adaro Energy Indonesia Tbk PT	$49,159
203,494	Adaro Minerals Indonesia Tbk PT (a)	12,482
184,783	Aneka Tambang Tbk	24,323
607,277	Astra International Tbk PT	275,852
343,779	Avia Avian Tbk PT	14,134
1,662,282	Bank Central Asia Tbk PT	1,005,857
139,089	Bank Jago Tbk PT (a)	26,840
1,166,049	Bank Mandiri Persero Tbk PT	442,681
110,295	Bank Mega Tbk PT	39,130
190,487	Bank Negara Indonesia Persero Tbk PT	112,107
2,264,084	Bank Rakyat Indonesia Persero Tbk PT	848,281
399,976	Bank Syariah Indonesia Tbk PT	43,897
572,029	Barito Pacific Tbk PT	29,398
19,283	Bayan Resources Tbk PT	25,382
500,196	Chandra Asri Petrochemical Tbk PT	70,319
183,796	Charoen Pokphand Indonesia Tbk PT (a)	63,073
411,191	Dayamitra Telekomunikasi PT	17,860
493,077	Elang Mahkota Teknologi Tbk PT	21,253
17,683,076	GoTo Gojek Tokopedia Tbk PT (a)	132,506
10,067	Gudang Garam Tbk PT	18,642
56,267	Indah Kiat Pulp & Paper Tbk PT	34,141
49,949	Indofood CBP Sukses Makmur Tbk PT	37,097
110,455	Indofood Sukses Makmur Tbk PT	53,653
506,873	Kalbe Farma Tbk PT	64,367
314,011	Merdeka Copper Gold Tbk PT (a)	73,089
35,901	MNC Digital Entertainment Tbk PT (a)	8,999
421,688	Sarana Menara Nusantara Tbk PT	28,383
73,056	Semen Indonesia Persero Tbk PT	33,791
464,588	Sumber Alfaria Trijaya Tbk PT	83,182
1,510,033	Telkom Indonesia Persero Tbk PT	372,502
102,780	Tower Bersama Infrastructure Tbk PT	13,154
125,935	Unilever Indonesia Tbk PT	32,152
33,237	United Tractors Tbk PT	60,666
101,764	Vale Indonesia Tbk PT	46,394
		4,214,746
Kuwait - 1.1%
34,018	Agility Public Warehousing Co. KSC (a)	69,763
38,980	Boubyan Bank KSCP	78,671
35,048	Commercial Bank of Kuwait KPSC	66,171
250,944	Kuwait Finance House KSCP	644,514
46,165	Mobile Telecommunications Co. KSCP	78,294
213,709	National Bank of Kuwait SAKP	669,232
		1,606,645
Luxembourg - 0.1%
10,292	Allegro.eu S.A. (a)(b)	90,750

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Malaysia - 1.2%
30,245	AMMB Holdings Bhd	$25,892
53,242	Axiata Group Bhd	31,527
33,372	CELCOMDIGI BHD	32,713
146,847	CIMB Group Holdings Bhd	180,750
37,806	Dialog Group Bhd	19,285
45,096	Genting Bhd	43,106
60,570	Genting Malaysia Bhd	34,926
22,525	Hong Leong Bank Bhd	97,813
3,968	Hong Leong Financial Group Bhd	16,104
26,314	IHH Healthcare Bhd	34,724
30,346	IOI Corp. Bhd	28,065
7,755	Kuala Lumpur Kepong Bhd	40,108
135,439	Malayan Banking Bhd	270,938
20,033	Maxis Bhd	17,949
19,057	MISC Bhd	30,388
46,560	MR DIY Group M Bhd (b)	15,179
823	Nestle Malaysia Bhd	24,440
30,574	Petronas Chemicals Group Bhd	47,126
2,673	Petronas Dagangan Bhd	13,611
6,348	Petronas Gas Bhd	24,046
10,405	PPB Group Bhd	38,537
112,689	Press Metal Aluminium Holdings Bhd	125,960
343,471	Public Bank Bhd	317,648
12,025	QL Resources Bhd	14,615
31,847	RHB Bank Bhd	40,188
44,973	Sime Darby Bhd	21,743
34,533	Sime Darby Plantation Bhd	34,847
27,532	Telekom Malaysia Bhd	31,080
58,778	Tenaga Nasional Bhd	125,143
8,859	Westports Holdings Bhd	6,877
		1,785,328
Mexico - 4.2%
118,104	Alfa S.A.B. de C.V. - Class A	72,717
904,522	America Movil S.A.B. de C.V. (a)	948,546
10,322	Arca Continental S.A.B. de C.V.	103,565
10,148	Becle S.A.B. de C.V.	26,532
438,652	Cemex S.A.B. de C.V. (a)	334,261
12,277	Coca-Cola Femsa S.A.B. de C.V.	103,444
4,261	El Puerto de Liverpool S.A.B. de C.V.	26,660
65,641	Fomento Economico Mexicano S.A.B. de C.V.	743,709
17,705	GMexico Transportes S.A.B. de C.V. - Class C (b)	42,293
4,416	Gruma S.A.B. de C.V. - Class B	78,879
9,224	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	175,501
4,433	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	125,771
31,552	Grupo Bimbo S.A.B. de C.V. - Class A	163,987
67,841	Grupo Carso S.A.B. de C.V.	539,608
1,172	Grupo Elektra S.A.B. de C.V. (a)	88,251

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
87,186	Grupo Financiero Banorte S.A.B. de C.V.	$826,718
40,189	Grupo Financiero Inbursa S.A.B. de C.V. (a)	97,874
190,596	Grupo Mexico S.A.B. de C.V. - Class B	991,509
2,393	Grupo Simec S.A.B. de C.V. - Class B (a)	28,589
69,179	Grupo Televisa SAB	73,290
2,949	Industrias CH S.A.B. de C.V. - Class B (a)	35,066
2,675	Industrias Penoles S.A.B. de C.V.	38,305
39,161	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	92,354
20,213	Orbia Advance Corp. S.A.B. de C.V.	45,906
5,304	Promotora y Operadora de Infraestructura S.A.B. de C.V.	55,172
155,912	Wal-Mart de Mexico S.A.B. de C.V.	649,439
		6,507,946
Panama - 0.0% (d)
928	InRetail Peru Corp. ADR (a)(b)	31,181
726	Intercorp Financial Services, Inc. ADR	17,816
		48,997
Peru - 0.0% (d)
20,585	Minsur S.A.	22,733

Philippines - 1.1%
57,984	Aboitiz Equity Ventures, Inc.	56,796
32,271	Aboitiz Power Corp.	21,181
173,520	ACEN Corp.	16,491
7,834	Ayala Corp.	87,718
233,808	Ayala Land, Inc.	116,638
70,180	Bank of the Philippine Islands	146,302
85,476	BDO Unibank, Inc.	225,809
68,773	Emperador, Inc.	26,232
695	Globe Telecom, Inc.	24,295
1,525	Golden MV Holdings, Inc. (a)	23,600
25,542	International Container Terminal Services, Inc.	100,912
72,504	JG Summit Holdings, Inc.	56,828
11,384	Jollibee Foods Corp.	52,852
5,445	Manila Electric Co.	35,292
47,171	Metropolitan Bank & Trust Co.	51,530
157,223	Monde Nissin Corp. (b)	23,444
1,979	PLDT, Inc.	47,201
10,585	San Miguel Corp.	20,987
19,024	SM Investments Corp.	315,883
351,905	SM Prime Holdings, Inc.	213,994
20,930	Universal Robina Corp.	46,719
		1,710,704
Poland - 1.1%
4,326	Bank Polska Kasa Opieki S.A.	127,761
5,411	Cyfrowy Polsat S.A.	21,816
1,174	Dino Polska S.A. (a)(b)	130,804
698	ING Bank Slaski S.A. (a)	34,816
3,346	KGHM Polska Miedz S.A.	103,621

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
17	LPP S.A.	$58,567
32,568	ORLEN S.A.	581,251
25,135	PGE Polska Grupa Energetyczna S.A. (a)	53,475
30,721	Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	311,838
13,939	Powszechny Zaklad Ubezpieczen S.A.	141,038
817	Santander Bank Polska S.A. (a)	81,054
		1,646,041
Qatar - 1.3%
99,095	Commercial Bank PSQC	170,149
47,878	Industries Qatar Q.S.C.	175,333
163,698	Masraf Al Rayan Q.S.C.	112,880
106,394	Mesaieed Petrochemical Holding Co.	56,997
24,391	Ooredoo Q.P.S.C.	76,590
8,623	Qatar Electricity & Water Co. Q.S.C.	42,997
19,475	Qatar Fuel Q.S.C.	89,885
82,953	Qatar Gas Transport Co., Ltd.	96,057
34,825	Qatar International Islamic Bank Q.S.C.	99,309
70,977	Qatar Islamic Bank S.A.Q.	412,408
142,692	Qatar National Bank Q.P.S.C.	665,635
		1,998,240
Republic of Korea - 13.8%
629	Amorepacific Corp.	55,614
667	AMOREPACIFIC Group	14,338
2,221	Celltrion Healthcare Co., Ltd.	114,652
2,748	Celltrion, Inc.	316,053
150	CJ CheilJedang Corp.	32,950
1,208	Coway Co., Ltd.	38,856
948	DB Insurance Co., Ltd.	56,152
9,706	Doosan Enerbility Co., Ltd. (a)	133,180
1,153	Ecopro BM Co., Ltd.	379,011
315	F&F Co., Ltd.	25,578
1,693	GS Holdings Corp.	50,073
7,703	Hana Financial Group, Inc.	237,499
1,612	Hankook Tire & Technology Co., Ltd.	48,942
2,789	Hanon Systems	18,664
2,056	Hanwha Solutions Corp. (a)	61,052
827	HD Hyundai Co., Ltd.	39,966
224	HD Hyundai Heavy Industries Co., Ltd. (a)	24,550
943	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	91,219
2,761	HLB, Inc. (a)	71,156
5,993	HMM Co., Ltd.	82,232
321	HYBE Co., Ltd. (a)	66,106
1,546	Hyundai Engineering & Construction Co., Ltd.	45,362
364	Hyundai Glovis Co., Ltd.	49,775
1,630	Hyundai Mobis Co., Ltd.	297,956
3,581	Hyundai Motor Co.	550,642
1,841	Hyundai Steel Co.	52,212
5,272	Industrial Bank of Korea	42,973

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
8,136	Kakao Corp.	$327,444
814	Kakao Games Corp. (a)	20,116
3,836	KakaoBank Corp.	78,246
441	Kakaopay Corp. (a)	17,368
2,392	Kangwon Land, Inc.	29,275
9,152	KB Financial Group, Inc.	366,181
6,623	Kia Corp.	429,704
1,474	Korea Aerospace Industries Ltd.	56,895
6,646	Korea Electric Power Corp. (a)	100,161
737	Korea Investment Holdings Co., Ltd.	28,245
207	Korea Zinc Co., Ltd.	80,224
5,305	Korean Air Lines Co., Ltd.	102,383
630	Krafton, Inc. (a)	84,913
4,753	KT Corp.	110,002
2,869	KT&G Corp.	185,917
310	Kumho Petrochemical Co., Ltd.	29,209
571	L&F Co., Ltd.	115,351
1,258	LG Chem Ltd.	639,536
3,036	LG Corp.	198,883
5,065	LG Display Co., Ltd. (a)	53,604
2,862	LG Electronics, Inc.	243,393
303	LG Energy Solution Ltd. (a)	133,119
202	LG H&H Co., Ltd.	67,827
291	LG Innotek Co., Ltd.	60,271
5,713	LG Uplus Corp.	44,865
523	Lotte Chemical Corp.	61,792
2,373	Meritz Financial Group, Inc.	91,595
4,226	Mirae Asset Securities Co., Ltd.	22,976
3,859	NAVER Corp.	687,242
303	NCSoft Corp.	65,727
356	Netmarble Corp. (a)(b)	13,741
405	Orion Corp.	36,063
633	POSCO Future M Co., Ltd.	261,712
1,837	POSCO Holdings, Inc.	925,238
526	Samsung Biologics Co., Ltd. (a)(b)	316,099
2,159	Samsung C&T Corp.	174,969
489	Samsung Card Co., Ltd.	10,934
1,187	Samsung Electro-Mechanics Co., Ltd.	135,402
145,982	Samsung Electronics Co., Ltd.	7,993,993
3,173	Samsung Engineering Co., Ltd. (a)	92,105
697	Samsung Fire & Marine Insurance Co., Ltd.	133,423
15,791	Samsung Heavy Industries Co., Ltd. (a)	111,868
1,625	Samsung Life Insurance Co., Ltd.	88,985
1,395	Samsung SDI Co., Ltd.	727,788
743	Samsung SDS Co., Ltd.	74,787
13,165	Shinhan Financial Group Co., Ltd.	362,008
490	SK Biopharmaceuticals Co., Ltd. (a)	31,292
378	SK Bioscience Co., Ltd. (a)	21,737

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
14,566	SK Hynix, Inc.	$1,410,147
386	SK IE Technology Co., Ltd. (a)(b)	32,493
738	SK, Inc.	88,469
1,019	SK Innovation Co., Ltd. (a)	172,678
2,176	SK Square Co., Ltd. (a)	75,797
3,361	SK Telecom Co., Ltd.	121,557
348	SKC Co., Ltd.	27,083
816	S-Oil Corp.	47,949
13,279	Woori Financial Group, Inc.	121,367
1,122	Yuhan Corp.	64,258
		21,203,169
Saudi Arabia - 10.1%
3,307	ACWA Power Co.	162,547
118,275	Al Rajhi Bank	2,351,881
54,337	Alinma Bank	535,896
6,107	Almarai Co. JSC	112,158
18,642	Arab National Bank	132,426
596	Arabian Internet & Communications Services Co.	57,986
13,285	Bank AlBilad	154,926
18,231	Bank Al-Jazira (a)	89,318
22,128	Banque Saudi Fransi	251,267
1,836	Bupa Arabia for Cooperative Insurance Co.	84,469
2,103	Dr Sulaiman Al Habib Medical Services Group Co.	162,002
656	Elm Co.	118,939
13,768	Etihad Etisalat Co.	171,935
21,639	Jarir Marketing Co.	89,403
17,392	Kingdom Holding Co.	35,743
1,180	Mouwasat Medical Services Co.	78,948
832	Nahdi Medical Co.	38,544
8,908	Rabigh Refining & Petrochemical Co. (a)	24,694
53,521	Riyad Bank	453,665
5,901	SABIC Agri-Nutrients Co.	226,816
16,209	Sahara International Petrochemical Co.	163,317
36,625	Saudi Arabian Mining Co. (a)	433,455
717,984	Saudi Arabian Oil Co. (b)	6,200,736
24,861	Saudi Awwal Bank	252,480
27,175	Saudi Basic Industries Corp.	620,774
19,423	Saudi Electricity Co.	116,178
15,265	Saudi Industrial Investment Group	101,642
17,299	Saudi Investment Bank	82,539
24,223	Saudi Kayan Petrochemical Co. (a)	79,159
113,792	Saudi National Bank	1,169,283
686	Saudi Research & Media Group (a)	34,231
1,192	Saudi Tadawul Group Holding Co.	63,991
54,422	Saudi Telecom Co.	615,069
10,235	Savola Group	115,402
6,847	Yanbu National Petrochemical Co.	83,589
		15,465,408

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
South Africa - 3.3%
22,791	Absa Group Ltd.	$241,435
1,741	African Rainbow Minerals Ltd.	19,543
1,023	Anglo American Platinum Ltd.	50,934
11,442	AngloGold Ashanti Ltd.	252,465
6,653	Aspen Pharmacare Holdings Ltd.	71,349
6,184	Bid Corp. Ltd.	146,476
6,479	Bidvest Group Ltd.	100,534
1,950	Capitec Bank Holdings Ltd.	195,549
4,606	Clicks Group Ltd.	72,249
8,771	Discovery Ltd. (a)	77,485
7,079	Exxaro Resources Ltd.	64,133
117,564	FirstRand Ltd.	478,506
24,245	Gold Fields Ltd.	372,695
21,748	Impala Platinum Holdings Ltd.	156,874
3,924	Investec Ltd.	24,494
1,004	Kumba Iron Ore Ltd.	27,430
43,329	MTN Group Ltd.	339,315
4,742	MultiChoice Group	23,469
4,057	Naspers Ltd.	797,190
12,557	Nedbank Group Ltd.	165,004
7,794	Northam Platinum Holdings Ltd. (a)	65,852
120,627	Old Mutual Ltd.	87,753
12,795	OUTsurance Group Ltd.	27,667
45,687	Pepkor Holdings Ltd. (b)	44,400
8,967	Remgro Ltd.	80,616
41,044	Sanlam Ltd.	150,945
13,248	Sasol Ltd.	184,070
10,368	Shoprite Holdings Ltd.	149,806
39,381	Sibanye Stillwater Ltd.	74,474
33,216	Standard Bank Group Ltd.	354,750
6,893	Vodacom Group Ltd.	45,470
15,205	Woolworths Holdings, Ltd.	68,017
		5,010,949
Taiwan - 18.5%
11,630	Accton Technology Corp.	141,367
10,736	Advantech Co., Ltd.	133,746
108,393	ASE Technology Holding Co., Ltd.	394,921
55,065	Asia Cement Corp.	70,613
15,648	Asustek Computer, Inc.	181,244
145,106	AUO Corp.	95,578
15,680	Catcher Technology Co., Ltd.	86,566
270,877	Cathay Financial Holding Co., Ltd.	394,337
148,158	Chang Hwa Commercial Bank Ltd.	88,867
44,368	Cheng Shin Rubber Industry Co., Ltd.	54,284
83,652	China Airlines Ltd.	66,413
470,637	China Development Financial Holding Corp. (a)	187,946
343,017	China Steel Corp.	305,071

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
122,723	Chunghwa Telecom Co., Ltd.	$452,989
102,067	Compal Electronics, Inc.	98,896
519,622	CTBC Financial Holding Co., Ltd.	434,031
54,603	Delta Electronics, Inc.	635,050
18,569	E Ink Holdings, Inc.	132,946
393,142	E.Sun Financial Holding Co., Ltd.	323,380
4,214	Eclat Textile Co., Ltd.	72,677
1,615	eMemory Technology, Inc.	95,328
69,604	Eva Airways Corp.	81,395
44,920	Evergreen Marine Corp. Taiwan Ltd.	148,654
68,775	Far Eastern New Century Corp.	64,997
45,998	Far EasTone Telecommunications Co., Ltd.	103,921
10,579	Feng TAY Enterprise Co., Ltd.	71,365
310,935	First Financial Holding Co., Ltd.	287,422
96,409	Formosa Chemicals & Fibre Corp.	200,632
28,484	Formosa Petrochemical Corp.	72,691
138,113	Formosa Plastics Corp.	365,647
209,073	Fubon Financial Holding Co., Ltd.	435,756
7,138	Giant Manufacturing Co., Ltd.	52,695
4,918	Globalwafers Co., Ltd.	80,437
341,095	Hon Hai Precision Industry Co., Ltd.	1,177,631
6,513	Hotai Motor Co., Ltd.	157,092
290,390	Hua Nan Financial Holdings Co., Ltd. - Class C	205,596
214,649	Innolux Corp.	113,723
62,117	Inventec Corp.	125,908
2,259	Largan Precision Co., Ltd.	156,343
51,969	Lite-On Technology Corp.	248,877
41,324	MediaTek, Inc.	907,309
309,591	Mega Financial Holding Co., Ltd.	396,514
16,418	Micro-Star International Co., Ltd.	101,612
1,084	momo.com, Inc.	20,661
142,108	Nan Ya Plastics Corp.	316,534
3,709	Nan Ya Printed Circuit Board Corp.	29,269
27,472	Nanya Technology Corp.	63,202
3,701	Nien Made Enterprise Co., Ltd.	38,274
13,599	Novatek Microelectronics Corp.	183,475
41,922	Pegatron Corp.	101,915
5,313	PharmaEssentia Corp. (a)	57,988
54,769	Pou Chen Corp.	54,461
72,370	Powerchip Semiconductor Manufacturing Corp.	68,970
12,426	President Chain Store Corp.	110,316
63,980	Quanta Computer, Inc.	485,553
10,153	Realtek Semiconductor Corp.	139,082
36,845	Ruentex Development Co., Ltd. (a)	41,738
94,965	Shanghai Commercial & Savings Bank Ltd.	133,111
326,078	Shin Kong Financial Holding Co., Ltd. (a)	99,920
12,020	Sino-American Silicon Products, Inc.	65,595
257,187	SinoPac Financial Holdings Co., Ltd.	152,627

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
31,173	Synnex Technology International Corp.	$58,722
277,786	Taishin Financial Holding Co., Ltd.	161,316
141,968	Taiwan Business Bank	65,051
156,393	Taiwan Cement Corp.	185,622
277,225	Taiwan Cooperative Financial Holding Co., Ltd.	259,348
51,891	Taiwan High Speed Rail Corp.	49,783
66,411	Taiwan Mobile Co., Ltd.	199,488
720,484	Taiwan Semiconductor Manufacturing Co., Ltd.	12,953,191
29,555	Unimicron Technology Corp.	173,513
141,514	Uni-President Enterprises Corp.	339,077
310,989	United Microelectronics Corp.	465,101
22,106	Vanguard International Semiconductor Corp.	54,374
1,601	Voltronic Power Technology Corp.	89,152
59,842	Walsin Lihwa Corp.	76,168
37,930	Wan Hai Lines Ltd.	60,830
66,897	Winbond Electronics Corp.	62,477
66,320	Wistron Corp.	298,610
1,759	Wiwynn Corp.	99,630
37,342	WPG Holdings Ltd.	59,887
8,671	Yageo Corp.	126,782
58,098	Yang Ming Marine Transport Corp.	85,964
350,747	Yuanta Financial Holding Co., Ltd.	272,325
		28,361,569
Thailand - 3.1%
31,336	Advanced Info Service PCL	206,900
126,257	Airports of Thailand PCL (a)	263,737
171,572	Asset World Corp. PCL	22,456
17,190	B Grimm Power PCL	19,461
54,544	Bangkok Bank PCL	273,288
338,362	Bangkok Dusit Medical Services PCL	284,203
182,241	Bangkok Expressway & Metro PCL	48,450
20,184	Berli Jucker PCL	20,639
165,765	BTS Group Holdings PCL	39,227
21,262	Bumrungrad Hospital PCL	134,174
7,551	Carabao Group PCL	16,049
92,605	Central Pattana PCL	183,972
105,866	Central Retail Corp. PCL (b)	127,582
76,571	Charoen Pokphand Foods PCL	45,412
141,901	CP ALL PCL	263,250
38,950	CP Axtra PCL	39,259
140,272	Delta Electronics Thailand PCL	463,083
4,629	Electricity Generating PCL	18,054
35,647	Energy Absolute PCL	64,569
14,002	Global Power Synergy PCL	23,624
130,115	Gulf Energy Development PCL	189,117
126,185	Home Product Center PCL	52,349
42,115	Indorama Ventures PCL	42,141
21,574	Intouch Holdings PCL	48,532

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
71,788	Kasikornbank PCL	$264,260
142,106	Krung Thai Bank PCL	85,109
22,480	Krungthai Card PCL	30,868
170,039	Land & Houses PCL	42,226
66,910	Minor International PCL	64,508
30,453	Osotspa PCL	26,023
40,533	PTT Exploration & Production PCL	188,877
52,677	PTT Global Chemical PCL	60,789
59,584	PTT Oil & Retail Business PCL (b)	37,252
396,960	PTT PCL	405,904
77,229	SCB X PCL	253,829
24,707	SCG Packaging PCL	29,234
21,340	Siam Cement PCL	202,622
46,046	Siam Global House PCL	22,197
99,896	Thai Life Insurance PCL	32,687
27,470	Thai Oil PCL	41,130
2,043,178	TMBThanachart Bank PCL	102,670
259,601	True Corp. PCL (a)	54,986
		4,834,699
Turkey - 0.9%
103,203	Akbank TAS	107,023
12,619	Aselsan Elektronik Sanayi Ve Ticaret AS	34,940
13,849	BIM Birlesik Magazalar AS	111,079
60,219	Enka Insaat ve Sanayi AS	75,143
56,421	Eregli Demir ve Celik Fabrikalari TAS (a)	87,324
1,417	Ford Otomotiv Sanayi AS	49,942
1,087	Gubre Fabrikalari TAS (a)	12,571
32,410	Haci Omer Sabanci Holding AS	69,288
21,019	Hektas Ticaret TAS (a)	23,888
3,233	Iskenderun Demir ve Celik AS (a)	4,857
30,962	KOC Holding AS	155,139
20,890	Koza Altin Isletmeleri AS	21,710
36,602	Sasa Polyester Sanayi AS (a)	82,802
2,666	Tofas Turk Otomobil Fabrikasi AS	29,883
21,707	Turk Hava Yollari AO (a)	188,769
25,832	Turkcell Iletisim Hizmetleri AS	49,569
12,635	Turkiye Garanti Bankasi AS	20,587
74,195	Turkiye Is Bankasi AS - Class C	41,610
28,170	Turkiye Petrol Rafinerileri AS	108,110
40,652	Turkiye Sise ve Cam Fabrikalari AS	80,571
58,824	Yapi ve Kredi Bankasi AS	31,068
		1,385,873
United Arab Emirates - 4.1%
71,341	Abu Dhabi Commercial Bank PJSC	170,539
52,413	Abu Dhabi Islamic Bank PJSC	160,397
274,879	Abu Dhabi National Energy Co. PJSC	242,481
70,529	Abu Dhabi National Oil Co. for Distribution PJSC	74,890
19,051	Abu Dhabi Ports Co. PJSC (a)	34,234

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
38,269	ADNOC Drilling Co. PJSC	$41,052
89,578	Aldar Properties PJSC	126,091
41,420	Alpha Dhabi Holding PJSC (a)	225,093
220,776	Dubai Electricity & Water Authority PJSC	161,093
127,958	Dubai Islamic Bank PJSC	200,321
18,125	Emaar Development PJSC	31,287
186,203	Emaar Properties PJSC	342,708
19,831	Emirates Integrated Telecommunications Co. PJSC	29,804
73,731	Emirates NBD Bank PJSC	341,264
104,406	Emirates Telecommunications Group Co. PJSC	636,743
154,889	First Abu Dhabi Bank PJSC	617,380
25,546	International Holding Co. PJSC (a)	2,748,026
91,690	Multiply Group PJSC (a)	80,633
4,333	National Marine Dredging Co. (a)	25,930
		6,289,966
United States - 0.2%
2,532	Southern Copper Corp.	221,398
	TOTAL COMMON STOCKS (Cost $138,650,428)	147,940,968

PREFERRED STOCKS - 3.2%
Brazil - 2.2%
160,370	Banco Bradesco S.A.	564,665
8,543	Banco Santander Brasil S.A.	27,352
4,070	Braskem S.A. - Class A	21,672
5,316	Centrais Eletricas Brasileiras S.A. - Class B	49,116
34,716	Cia Energetica de Minas Gerais	93,163
22,748	Cia Paranaense de Energia	40,168
4,049	CTEEP-Cia de Transmissao de Energia Eletrica Paulista	21,578
25,710	Energisa S.A.	47,465
35,574	Gerdau S.A.	220,271
148,289	Itau Unibanco Holding S.A.	897,495
159,067	Itausa S.A.	330,328
77,054	Klabin S.A.	75,282
146,390	Petroleo Brasileiro S.A.	963,396
21,277	Raizen S.A.	18,853
		3,370,804
Chile - 0.2%
5,284	Sociedad Quimica y Minera de Chile S.A. - Class B	387,445

Colombia - 0.1%
11,069	Bancolombia S.A.	84,126
80,789	Grupo Aval Acciones y Valores S.A.	10,508
2,284	Grupo de Inversiones Suramericana S.A.	8,173
		102,807
Republic of Korea - 0.7%
24,672	Samsung Electronics Co., Ltd.	1,111,029
	TOTAL PREFERRED STOCKS (Cost $4,474,277)	4,972,085

The accompanying notes are an integral part of these financial statements.

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Mexico - 0.1%
93,742	Fibra Uno Administracion S.A. de CV	$140,907

South Africa - 0.0% (d)
57,324	Growthpoint Properties Ltd.	40,612
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $170,156)	181,519

MONEY MARKET FUNDS - 0.5%
810,994	First American Government Obligations Fund - Class X, 5.14% (e)	810,994
	TOTAL MONEY MARKET FUNDS (Cost $810,994)	810,994

	TOTAL INVESTMENTS (Cost $144,105,855) - 100.1%	$153,905,566
	Other Liabilities in Excess of Assets - (0.1%)	(178,563)
	TOTAL NET ASSETS - 100.0%	$153,727,003

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	144A restricted security.
(c)	Value determined using significant unobservable inputs.
(d)	Represents less than 0.05% of net assets.
(e)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments
July 31, 2023

Shares		Value
COMMON STOCKS - 96.3%
Advertising - 0.1%
562	Interpublic Group of Cos., Inc.	$19,237

Aerospace & Defense - 2.0%
130	BWX Technologies, Inc.	8,970
52	Curtiss-Wright Corp.	9,951
359	General Dynamics Corp.	80,265
102	HEICO Corp. - Class A	14,316
62	HEICO Corp.	10,911
58	Huntington Ingalls Industries, Inc.	13,321
282	L3Harris Technologies, Inc.	53,436
377	Lockheed Martin Corp.	168,281
204	Northrop Grumman Corp.	90,780
		450,231
Agricultural & Farm Machinery - 0.1%
85	AGCO Corp	11,313
147	Toro Co.	14,943
		26,256
Air Freight & Logistics - 1.0%
228	Expeditors International of Washington, Inc.	29,024
1,078	United Parcel Service, Inc. - Class B	201,726
		230,750
Application Software - 1.3%
407	Intuit, Inc.	208,262
157	Roper Technologies, Inc.	77,409
		285,671
Asset Management & Custody Banks - 1.0%
156	Ameriprise Financial, Inc.	54,358
205	BlackRock, Inc.	151,464
177	SEI Investments Co.	11,149
		216,971
Biotechnology - 3.2%
2,637	AbbVie Inc	394,442
795	Amgen, Inc.	186,149
1,862	Gilead Sciences, Inc.	141,773
		722,364
Broadcasting - 0.0% (a)
50	Nexstar Media Group, Inc.	9,336

Broadline Retail - 0.0% (a)
3	Dillard’s, Inc. - Class A	1,029

Building Products - 0.8%
103	Advanced Drainage Systems, Inc.	12,565
180	A.O. Smith Corp.	13,073
128	Allegion PLC ADR (b)	14,958
75	Carlisle Cos., Inc.	20,790

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
181	Fortune Brands Innovations, Inc.	$12,864
48	Lennox International, Inc.	17,637
324	Masco Corp.	19,660
336	Trane Technologies PLC ADR (b)	67,012
		178,559
Cable & Satellite - 0.0% (a)
7	Cable One, Inc.	5,068
980	Sirius XM Holdings, Inc.	4,998
		10,066
Cargo Ground Transportation - 0.4%
122	JB Hunt Transport Services, Inc.	24,881
50	Landstar System, Inc.	10,179
148	Old Dominion Freight Line, Inc.	62,085
		97,145
Casinos & Gaming - 0.0% (a)
96	Churchill Downs, Inc.	11,122

Communications Equipment - 1.6%
5,596	Cisco Systems, Inc.	291,216
248	Motorola Solutions, Inc.	71,084
		362,300
Construction Machinery & Heavy Transportation Equipment - 1.2%
770	Caterpillar, Inc.	204,181
210	Cummins, Inc.	54,768
87	Oshkosh Corp.	8,010
		266,959
Construction Materials - 0.4%
90	Martin Marietta Materials, Inc.	40,181
194	Vulcan Materials Co.	42,777
		82,958
Consumer Electronics - 0.1%
224	Garmin Ltd. ADR (b)	23,719

Consumer Staples Merchandise Retail - 2.3%
660	Costco Wholesale Corp.	370,042
323	Dollar General Corp.	54,542
684	Target Corp.	93,345
		517,929
Data Processing & Outsourced Services - 0.3%
173	Broadridge Financial Solutions, Inc.	29,050
261	Genpact Ltd. ADR (b)	9,419
321	SS&C Technologies Holdings, Inc.	18,698
		57,167
Distillers & Vintners - 0.4%
439	Brown-Forman Corp. - Class B	30,993
233	Constellation Brands, Inc. - Class A	63,562
		94,555

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Distributors - 0.2%
205	Genuine Parts Co.	$31,923
56	Pool Corp.	21,545
		53,468
Diversified Banks - 0.1%
16	First Citizens BancShares, Inc. - Class A	22,901

Electric Utilities - 1.8%
359	Alliant Energy Corp.	19,293
766	American Electric Power Co., Inc.	64,911
500	Eversource Energy	36,165
69	IDACORP, Inc.	7,095
3,012	NextEra Energy, Inc.	220,780
118	PNM Resources, Inc.	5,289
819	Xcel Energy, Inc.	51,376
		404,909
Electrical Components & Equipment - 1.0%
592	Eaton Corp. PLC ADR (b)	121,549
81	Hubbell, Inc.	25,272
98	Regal Rexnord Corp.	15,306
170	Rockwell Automation, Inc.	57,169
		219,296
Electronic Components - 0.6%
882	Amphenol Corp. - Class A	77,889
1,110	Corning, Inc.	37,673
34	Littelfuse, Inc.	10,356
		125,918
Electronic Equipment & Instruments - 0.1%
242	Cognex Corp.	13,218
183	National Instruments Corp.	10,797
		24,015
Electronic Manufacturing Services - 0.3%
469	TE Connectivity Ltd. ADR (b)	67,297

Environmental & Facilities Services - 0.7%
307	Republic Services, Inc.	46,391
78	Tetra Tech, Inc.	13,198
612	Waste Management, Inc.	100,239
		159,828
Fertilizers & Agricultural Chemicals - 0.1%
180	FMC Corp.	17,321

Financial Exchanges & Data - 2.8%
149	Cboe Global Markets, Inc.	20,812
533	CME Group, Inc.	106,046
57	FactSet Research Systems, Inc.	24,797
827	Intercontinental Exchange, Inc.	94,940

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
51	MarketAxess Holdings, Inc.	$13,730
233	Moody’s Corp.	82,191
35	Morningstar, Inc.	8,067
116	MSCI, Inc.	63,577
579	Nasdaq, Inc.	29,234
488	S&P Global, Inc.	192,521
		635,915
Food Distributors - 0.2%
749	Sysco Corp.	57,156

Food Retail - 0.1%
51	Casey’s General Stores, Inc.	12,886

Footwear - 0.9%
1,827	Nike, Inc. - Class B	201,683

Gas Utilities - 0.1%
213	Atmos Energy Corp.	25,924

Gold - 0.1%
96	Royal Gold, Inc.	11,533

Health Care Equipment - 3.0%
2,574	Abbott Laboratories	286,563
736	Baxter International, Inc.	33,289
1,984	Medtronic PLC ADR (b)	174,116
145	Steris PLC ADR (b)	32,705
505	Stryker Corp.	143,122
		669,795
Health Care Services - 0.1%
22	Chemed Corp.	11,464
163	Quest Diagnostics, Inc.	22,039
		33,503
Home Improvement Retail - 3.2%
1,510	Home Depot, Inc.	504,098
885	Lowe’s Cos., Inc.	207,329
		711,427
Household Products - 2.7%
354	Church & Dwight Co., Inc.	33,867
178	Clorox Co.	26,963
3,513	Procter & Gamble Co.	549,082
		609,912
Human Resource & Employment Services - 1.0%
612	Automatic Data Processing, Inc.	151,323
481	Paychex, Inc.	60,351
149	Robert Half International, Inc.	11,048
		222,722

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Independent Power Producers & Energy Traders - 0.9%
950	AES Corp.	$20,549

Industrial Conglomerates - 0.9%
990	Honeywell International, Inc.	192,189

Industrial Gases - 0.4%
330	Air Products and Chemicals, Inc.	100,759

Industrial Machinery & Supplies & Components - 1.7%
176	Donaldson Co., Inc.	11,058
208	Dover Corp.	30,362
241	Graco, Inc.	19,119
112	IDEX Corp.	25,291
409	Illinois Tool Works, Inc.	107,698
116	ITT, Inc.	11,554
82	Lincoln Electric Holdings, Inc.	16,458
75	Nordson Corp.	18,871
190	Parker-Hannifin Corp.	77,902
77	Snap-on, Inc.	20,978
354	Xylem, Inc.	39,914
		379,205
Insurance Brokers - 1.6%
288	Aon PLC - Class A ADR (b)	91,728
315	Arthur J. Gallagher & Co.	67,662
339	Brown & Brown, Inc.	23,883
736	Marsh & McLennan Cos., Inc.	138,677
157	Willis Towers Watson PLC ADR (b)	33,179
		355,129
Integrated Oil & Gas - 1.9%
2,581	Chevron Corp.	422,406

Investment Banking & Brokerage - 0.2%
68	Houlihan Lokey, Inc.	6,790
290	Raymond James Financial, Inc.	31,920
		38,710
IT Consulting & Other Services - 0.1%
176	Amdocs Ltd. ADR (b)	16,481

Life & Health Insurance - 0.4%
821	Aflac, Inc.	59,391
129	Globe Life, Inc.	14,470
51	Primerica, Inc.	10,848
		84,709

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Life Sciences Tools & Services - 3.0%
432	Agilent Technologies, Inc.	$52,605
1,004	Danaher Corp.	256,080
574	Thermo Fisher Scientific, Inc.	314,931
109	West Pharmaceutical Services, Inc.	40,116
		663,732
Managed Health Care - 4.2%
353	Elevance Health, Inc.	166,485
184	Humana, Inc.	84,057
1,387	UnitedHealth Group, Inc.	702,335
		952,877
Metal, Glass & Plastic Containers - 0.1%
452	Ball Corp.	26,528

Multi-Utilities - 0.8%
389	Ameren Corp.	33,326
419	CMS Energy Corp.	25,588
469	Sempra Energy	69,890
470	WEC Energy Group, Inc.	42,234
		171,038
Office Services & Supplies - 0.0% (a)
51	MSA Safety, Inc.	8,466

Oil & Gas Exploration & Production - 1.0%
1,814	ConocoPhillips	213,544
9	Texas Pacific Land Corp.	13,557
		227,101
Other Specialty Retail - 0.2%
82	Dick’s Sporting Goods, Inc.	11,562
161	Tractor Supply Co.	36,062
		47,624
Packaged Foods & Meats - 1.4%
279	Flowers Foods, Inc.	6,894
218	Hershey Co.	50,426
417	Hormel Foods Corp.	17,047
146	J.M. Smucker Co.	21,995
208	Lamb Weston Holdings, Inc.	21,555
28	Lancaster Colony Corp.	5,394
371	McCormick & Co., Inc.	33,197
2,026	Mondelez International, Inc. - Class A	150,187
		306,695
Paper & Plastic Packaging Products & Materials - 0.1%
115	Avery Dennison Corp.	21,161

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Pharmaceuticals - 10.0%
3,130	Bristol-Myers Squibb Co.	$194,655
1,264	Eli Lilly & Co.	574,551
3,875	Johnson & Johnson	649,179
3,771	Merck & Co., Inc.	402,177
8,417	Pfizer, Inc.	303,517
630	Zoetis, Inc.	118,497
		2,242,576
Property & Casualty Insurance - 0.8%
385	Allstate Corp.	43,382
224	Cincinnati Financial Corp.	24,098
34	Erie Indemnity Co. - Class A	7,547
32	Kinsale Capital Group, Inc.	11,924
83	Selective Insurance Group, Inc.	8,565
343	Travelers Cos., Inc.	59,205
290	W.R. Berkley Corp.	17,890
		172,611
Rail Transportation - 1.7%
3,025	CSX Corp.	100,793
340	Norfolk Southern Corp.	79,421
897	Union Pacific Corp.	208,122
		388,336
Regional Banks - 0.1%
163	Commerce Bancshares, Inc.	8,668
83	Cullen/Frost Bankers, Inc.	9,012
196	First Financial Bankshares, Inc.	6,388
		24,068
Renewable Electricity - 0.0% (a)
119	NextEra Energy Partners LP	6,480

Research & Consulting Services - 0.1%
194	Booz Allen Hamilton Holding Corp.	23,490

Restaurants - 2.5%
50	Domino’s Pizza, Inc.	19,837
1,089	McDonald’s Corp.	319,295
1,680	Starbucks Corp.	170,638
418	Yum! Brands, Inc.	57,546
		567,316
Semiconductor Materials & Equipment - 2.0%
1,254	Applied Materials, Inc.	190,094
205	KLA Corp.	105,360
199	Lam Research Corp.	142,980
		438,434

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Semiconductors - 5.8%
752	Analog Devices, Inc.	$150,047
608	Broadcom, Inc.	546,379
801	Microchip Technology, Inc.	75,246
67	Monolithic Power Systems, Inc.	37,486
1,662	Qualcomm, Inc.	219,667
228	Skyworks Solutions, Inc.	26,076
1,352	Texas Instruments, Inc.	243,360
64	Universal Display Corp.	9,336
		1,307,597
Soft Drinks & Non-alcoholic Beverages - 1.7%
2,052	PepsiCo, Inc.	384,668

Specialized Consumer Services - 0.1%
213	Service Corp. International	14,196

Specialty Chemicals - 1.1%
68	Ashland, Inc.	6,212
376	Ecolab, Inc.	68,861
350	PPG Industries, Inc.	50,365
181	RPM International, Inc.	18,699
352	Sherwin-Williams Co.	97,328
		241,465
Systems Software - 6.0%
83	Dolby Laboratories, Inc. - Class A	7,355
3,166	Microsoft Corp.	1,063,523
2,309	Oracle Corp.	270,684
		1,341,562
Technology Distributors - 0.2%
201	CDW Corp.	37,601

Technology Hardware, Storage & Peripherals - 5.2%
5,863	Apple, Inc.	1,151,786
309	NetApp, Inc.	24,105
		1,175,891
Trading Companies & Distributors - 0.5%
833	Fastenal Co.	48,822
48	Watsco, Inc.	18,153
65	W.W. Grainger, Inc.	48,002
		114,977
Transaction & Payment Processing Services - 4.8%
101	Jack Henry & Associates, Inc.	16,925
1,252	Mastercard, Inc. - Class A	493,639
2,402	Visa, Inc. - Class A	571,027
		1,081,591

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Water Utilities - 0.3%
290	American Water Works Co., Inc.	$42,755
341	Essential Utilities, Inc.	14,421
		57,176
	TOTAL COMMON STOCKS (Cost $20,136,439)	21,607,127

REAL ESTATE INVESTMENT TRUSTS - 3.2%
Data Center REITs - 0.8%
434	Digital Realty Trust, Inc.	54,085
138	Equinix, Inc.	111,769
		165,854
Industrial REITs - 0.9%
65	EastGroup Properties, Inc.	11,517
192	First Industrial Realty Trust, Inc.	9,926
1,374	Prologis, Inc.	171,407
279	Rexford Industrial Realty, Inc.	15,370
		208,220
Multi-Family Residential REITs - 0.1%
172	Mid-America Apartment Communities, Inc.	25,742

Retail REITs - 0.0% (a)
128	Agree Realty Corp.	8,292

Self-Storage REITs - 0.3%
323	CubeSmart	14,005
311	Extra Space Storage, Inc.	43,406
117	National Storage Affiliates Trust	3,953
		61,364
Single-Family Residential REITs - 0.2%
245	Equity LifeStyle Properties, Inc.	17,439
177	Sun Communities, Inc.	23,063
		40,502
Telecom Tower REITs - 0.9%
693	American Tower Corp.	131,885
645	Crown Castle, Inc.	69,847
		201,732
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $706,466)	711,706

MONEY MARKET FUNDS - 0.4%
82,776	First American Government Obligations Fund - Class X, 5.14% (b)	82,776
	TOTAL MONEY MARKET FUNDS (Cost $82,776)	82,776

	TOTAL INVESTMENTS (Cost $20,925,681) - 99.9%	$22,401,609
	Other Assets in Excess of Liabilities - 0.1%	13,752
	TOTAL NET ASSETS - 100.0%	$22,415,361

The accompanying notes are an integral part of these financial statements.

Strive 1000 Dividend Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments
July 31, 2023

Shares		Value
COMMON STOCKS - 97.7%
Advertising - 0.1%
38	Interpublic Group of Cos., Inc.	$1,301
432	Trade Desk, Inc. - Class A (a)	39,424
		40,725
Aerospace & Defense - 0.9%
67	Axon Enterprise, Inc. (a)	12,457
72	BWX Technologies, Inc.	4,968
28	Curtiss-Wright Corp.	5,358
101	General Dynamics Corp.	22,582
72	HEICO Corp. - Class A	10,105
41	HEICO Corp.	7,215
3	Hexcel Corp.	212
165	Howmet Aerospace, Inc.	8,438
33	Huntington Ingalls Industries, Inc.	7,579
108	L3Harris Technologies, Inc.	20,465
153	Lockheed Martin Corp.	68,295
115	Northrop Grumman Corp.	51,175
72	Textron, Inc.	5,599
44	TransDigm Group, Inc.	39,588
36	Woodward, Inc.	4,334
		268,370
Agricultural & Farm Machinery - 0.4%
4	AGCO Corp.	532
270	Deere & Co.	115,992
93	Toro Co.	9,453
		125,977
Agricultural Products & Services - 0.0% (c)
56	Archer-Daniels-Midland Co.	4,759
144	Darling Ingredients, Inc. (a)	9,973
		14,732
Air Freight & Logistics - 0.2%
19	CH Robinson Worldwide, Inc.	1,903
126	Expeditors International of Washington, Inc.	16,040
21	GXO Logistics, Inc. (a)	1,408
263	United Parcel Service, Inc. - Class B	49,215
		68,566
Alternative Carriers - 0.0% (c)
109	Iridium Communications, Inc.	5,728

Apparel Retail - 0.5%
57	Burlington Stores, Inc. (a)	10,124
326	Ross Stores, Inc.	37,373
1,148	TJX Cos., Inc.	99,336
		146,833
Apparel, Accessories & Luxury Goods - 0.2%
18	Columbia Sportswear Co.	1,415

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
114	Lululemon Athletica, Inc. (a)	$43,152
144	Under Armour, Inc. - Class C (a)	1,068
126	Under Armour, Inc. - Class A (a)	1,016
		46,651
Application Software - 4.3%
108	ACI Worldwide, Inc. (a)	2,505
456	Adobe, Inc. (a)	249,054
90	ANSYS, Inc. (a)	30,789
180	AppLovin Corp. - Class A (a)	5,652
18	Aspen Technology, Inc. (a)	3,213
144	Atlassian Corp. - Class A (a)	26,199
216	Autodesk, Inc. (a)	45,790
216	Bentley Systems, Inc. - Class B	11,638
100	BILL Holdings, Inc. (a)	12,534
144	Black Knight, Inc. (a)	10,126
270	Cadence Design Systems, Inc. (a)	63,183
162	CCC Intelligent Solutions Holdings, Inc. (a)	1,785
156	Confluent, Inc. - Class A (a)	5,388
252	Datadog, Inc. - Class A (a)	29,413
198	DocuSign, Inc. (a)	10,656
270	Dropbox, Inc. - Class A (a)	7,277
198	Dynatrace, Inc. (a)	10,829
72	Elastic N.V. ADR (a)(b)	4,784
24	Fair Isaac Corp. (a)	20,111
72	Five9, Inc. (a)	6,318
18	Guidewire Software, Inc. (a)	1,527
129	HashiCorp, Inc. - Class A (a)	3,820
45	HubSpot, Inc. (a)	26,125
270	Intuit, Inc.	138,159
54	Manhattan Associates, Inc. (a)	10,293
216	Nutanix, Inc. - Class A (a)	6,523
1,752	Palantir Technologies, Inc. - Class A (a)	34,760
36	Pegasystems, Inc.	1,899
72	Procore Technologies, Inc. (a)	5,461
108	PTC, Inc. (a)	15,747
90	RingCentral, Inc. - Class A (a)	3,722
95	Roper Technologies, Inc.	46,840
963	Salesforce, Inc. (a)	216,685
72	Samsara, Inc. - Class A (a)	2,012
126	Smartsheet, Inc. - Class A (a)	5,594
162	Splunk, Inc. (a)	17,549
150	Synopsys, Inc. (a)	67,770
41	Tyler Technologies, Inc. (a)	16,262
252	Unity Software, Inc. (a)	11,552
198	Workday, Inc. - Class A (a)	46,952
216	Zoom Video Communications, Inc. - Class A (a)	15,844
		1,252,340

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Asset Management & Custody Banks - 0.6%
56	Ameriprise Financial, Inc.	$19,513
158	Ares Management Corp. - Class A	15,677
75	BlackRock, Inc.	55,414
471	Blackstone, Inc.	49,356
378	Blue Owl Capital, Inc.	4,657
417	KKR & Co., Inc.	24,761
72	SEI Investments Co.	4,535
36	TPG, Inc.	1,059
		174,972
Automobile Manufacturers - 2.6%
454	Lucid Group, Inc. (a)	3,455
705	Rivian Automotive, Inc. - Class A (a)	19,486
2,751	Tesla, Inc. (a)	735,700
		758,641
Automotive Parts & Equipment - 0.1%
145	Aptiv PLC ADR (a)(b)	15,876
144	Gentex Corp.	4,836
216	QuantumScape Corp. (a)(d)	2,875
		23,587
Automotive Retail - 0.4%
1	Advance Auto Parts, Inc.	74
18	AutoZone, Inc. (a)	44,671
7	Murphy USA, Inc.	2,149
60	O’Reilly Automotive, Inc. (a)	55,547
55	Valvoline, Inc.	2,088
		104,529
Biotechnology - 2.2%
1,083	AbbVie, Inc.	161,995
126	Alnylam Pharmaceuticals, Inc. (a)	24,620
349	Amgen, Inc.	81,718
90	Apellis Pharmaceuticals, Inc. (a)	2,318
108	Arrowhead Pharmaceuticals, Inc. (a)	3,728
44	Biogen, Inc. (a)	11,888
180	BioMarin Pharmaceutical, Inc. (a)	15,827
72	CRISPR Therapeutics AG ADR (a)(b)	4,128
90	Denali Therapeutics, Inc. (a)	2,559
180	Exact Sciences Corp. (a)	17,557
306	Exelixis, Inc. (a)	6,031
306	Gilead Sciences, Inc.	23,299
144	Halozyme Therapeutics, Inc. (a)	6,186
234	Horizon Therapeutics PLC ADR (a)(b)	23,463
180	Incyte Corp. (a)	11,470
39	Ionis Pharmaceuticals, Inc. (a)	1,616
326	Moderna, Inc. (a)	38,357
166	Natera, Inc. (a)	7,507
90	Neurocrine Biosciences, Inc. (a)	9,170
103	Regeneron Pharmaceuticals, Inc. (a)	76,417

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
374	Roivant Sciences Ltd. ADR (a)(b)	$4,481
18	Sarepta Therapeutics, Inc. (a)	1,951
86	Seagen, Inc. (a)	16,493
19	United Therapeutics Corp. (a)	4,612
254	Vertex Pharmaceuticals, Inc. (a)	89,494
		646,885
Brewers - 0.0% (c)
8	Boston Beer Co., Inc. - Class A (a)	2,972

Broadline Retail - 4.2%
8,933	Amazon.com, Inc. (a)	1,194,163
270	eBay, Inc.	12,018
126	Etsy, Inc. (a)	12,808
		1,218,989
Building Products - 0.5%
72	A.O. Smith Corp.	5,229
72	Advanced Drainage Systems, Inc.	8,783
72	Allegion PLC ADR (b)	8,414
36	Armstrong World Industries, Inc.	2,785
45	Carlisle Cos., Inc.	12,474
541	Carrier Global Corp.	32,217
18	Fortune Brands Innovations, Inc.	1,279
488	Johnson Controls International PLC ADR (b)	33,940
18	Lennox International, Inc.	6,614
56	Masco Corp.	3,398
164	Trane Technologies PLC ADR (b)	32,708
108	Trex Co., Inc. (a)	7,467
		155,308
Cable & Satellite - 0.1%
55	Charter Communications, Inc. - Class A (a)	22,285
18	Liberty Broadband Corp. - Class A (a)	1,599
126	Liberty Broadband Corp. - Class C (a)	11,230
270	Sirius XM Holdings, Inc.	1,377
		36,491
Cargo Ground Transportation - 0.3%
93	JB Hunt Transport Services, Inc.	18,966
41	Landstar System, Inc.	8,347
98	Old Dominion Freight Line, Inc.	41,110
33	Saia, Inc. (a)	13,964
58	U-Haul Holding Co.	3,318
		85,705
Casinos & Gaming - 0.1%
22	Boyd Gaming Corp.	1,503
57	Caesars Entertainment, Inc. (a)	3,364
72	Churchill Downs, Inc.	8,341
360	DraftKings, Inc. - Class A (a)	11,441
90	Light & Wonder, Inc. (a)	6,327

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
38	MGM Resorts International	$1,929
		32,905
Commodity Chemicals - 0.0% (c)
72	Olin Corp.	4,153

Communications Equipment - 0.6%
234	Arista Networks, Inc. (a)	36,291
144	Ciena Corp. (a)	6,077
1,260	Cisco Systems, Inc.	65,570
37	F5, Inc. (a)	5,855
128	Juniper Networks, Inc.	3,558
54	Lumentum Holdings, Inc. (a)	2,827
153	Motorola Solutions, Inc.	43,854
		164,032
Construction & Engineering - 0.2%
90	AECOM	7,830
40	EMCOR Group, Inc.	8,602
20	MasTec, Inc. (a)	2,355
144	Quanta Services, Inc.	29,033
19	Valmont Industries, Inc.	5,030
216	WillScot Mobile Mini Holdings Corp. (a)	10,357
		63,207
Construction Machinery & Heavy Transportation Equipment - 0.3%
307	Caterpillar, Inc.	81,407
38	Cummins, Inc.	9,910
56	Westinghouse Air Brake Technologies Corp.	6,633
		97,950
Construction Materials - 0.2%
42	Eagle Materials, Inc.	7,744
61	Martin Marietta Materials, Inc.	27,234
126	Vulcan Materials Co.	27,783
		62,761
Consumer Electronics - 0.0% (c)
90	Garmin Ltd. ADR (b)	9,530

Consumer Finance - 0.1%
199	American Express Co.	33,607
3	Credit Acceptance Corp. (a)	1,670
		35,277
Consumer Staples Merchandise Retail - 1.5%
72	BJ’s Wholesale Club Holdings, Inc. (a)	4,774
441	Costco Wholesale Corp.	247,255
218	Dollar General Corp.	36,811
182	Dollar Tree, Inc. (a)	28,088
183	Target Corp.	24,974
595	Walmart, Inc.	95,117
		437,019

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Copper - 0.1%
612	Freeport-McMoRan, Inc.	$27,326

Data Processing & Outsourced Services - 0.1%
108	Broadridge Financial Solutions, Inc.	18,135
18	Concentrix Corp.	1,498
162	Genpact Ltd. ADR (b)	5,847
37	Maximus, Inc.	3,099
129	SS&C Technologies Holdings, Inc.	7,514
		36,093
Distillers & Vintners - 0.2%
39	Brown-Forman Corp. - Class A	2,804
306	Brown-Forman Corp. - Class B	21,604
123	Constellation Brands, Inc. - Class A	33,554
		57,962
Distributors - 0.1%
92	Genuine Parts Co.	14,326
91	LKQ Corp.	4,986
36	Pool Corp.	13,851
		33,163
Diversified Financial Services - 0.0% (c)
184	Apollo Global Management, Inc.	15,036

Diversified Support Services - 0.3%
84	Cintas Corp.	42,171
432	Copart, Inc. (a)	38,184
		80,355
Education Services - 0.0% (c)
36	Bright Horizons Family Solutions, Inc. (a)	3,493

Electric Utilities - 0.6%
57	Alliant Energy Corp.	3,063
324	Constellation Energy Corp.	31,315
73	Eversource Energy	5,280
18	IDACORP, Inc.	1,851
1,653	NextEra Energy, Inc.	121,165
18	PNM Resources, Inc.	807
144	Southern Co.	10,417
147	Xcel Energy, Inc.	9,221
		183,119
Electrical Components & Equipment - 0.7%
18	Acuity Brands, Inc.	2,974
227	AMETEK, Inc.	36,002
180	ChargePoint Holdings, Inc. (a)(d)	1,559
231	Eaton Corp. PLC ADR (b)	47,429
343	Emerson Electric Co.	31,333
60	Generac Holdings, Inc. (a)	9,222

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
36	Hubbell, Inc.	$11,232
76	nVent Electric PLC ADR (b)	4,019
576	Plug Power, Inc. (a)	7,557
110	Rockwell Automation, Inc.	36,992
54	Sensata Technologies Holding PLC ADR (b)	2,282
306	Vertiv Holdings Co.	7,959
		198,560
Electronic Components - 0.2%
594	Amphenol Corp. - Class A	52,456
40	Coherent Corp. (a)	1,894
3	Corning, Inc.	102
18	Littelfuse, Inc.	5,483
		59,935
Electronic Equipment & Instruments - 0.3%
127	Cognex Corp.	6,937
180	Keysight Technologies, Inc. (a)	28,994
108	National Instruments Corp.	6,372
45	Teledyne Technologies, Inc. (a)	17,304
252	Trimble, Inc. (a)	13,558
54	Zebra Technologies Corp. - Class A (a)	16,630
		89,795
Electronic Manufacturing Services - 0.1%
174	TE Connectivity Ltd. ADR (b)	24,967

Environmental & Facilities Services - 0.4%
58	Clean Harbors, Inc. (a)	9,643
180	Republic Services, Inc.	27,200
234	Rollins, Inc.	9,554
54	Tetra Tech, Inc.	9,137
396	Waste Management, Inc.	64,861
		120,395
Fertilizers & Agricultural Chemicals - 0.1%
562	Corteva, Inc.	31,714
90	FMC Corp.	8,661
		40,375
Financial Exchanges & Data - 1.3%
103	Cboe Global Markets, Inc.	14,387
55	CME Group, Inc.	10,943
144	Coinbase Global, Inc. - Class A (a)	14,200
36	FactSet Research Systems, Inc.	15,661
450	Intercontinental Exchange, Inc.	51,660
36	MarketAxess Holdings, Inc.	9,692
156	Moody’s Corp.	55,029
37	Morningstar, Inc.	8,528
76	MSCI, Inc.	41,654
400	Nasdaq, Inc.	20,196
324	S&P Global, Inc.	127,821

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
108	Tradeweb Markets, Inc. - Class A	$8,833
		378,604
Food Distributors - 0.1%
360	Sysco Corp.	27,472

Food Retail - 0.0% (c)
18	Casey’s General Stores, Inc.	4,548

Footwear - 0.6%
55	Crocs, Inc. (a)	5,959
25	Deckers Outdoor Corp. (a)	13,592
1,225	NIKE, Inc. - Class B	135,228
162	On Holding AG - Class A ADR (a)(b)	5,832
40	Skechers USA, Inc. - Class A (a)	2,223
		162,834
Gas Utilities - 0.0% (c)
36	Atmos Energy Corp.	4,382

Gold - 0.0% (c)
54	Newmont Corp.	2,318
88	Royal Gold, Inc.	10,572
		12,890
Health Care Distributors - 0.0% (c)
72	Henry Schein, Inc. (a)	5,673

Health Care Equipment - 3.0%
1,713	Abbott Laboratories	190,708
4	ABIOMED, Inc. (a)	-
219	Baxter International, Inc.	9,905
181	Becton Dickinson & Co.	50,430
1,422	Boston Scientific Corp. (a)	73,731
379	Dexcom, Inc. (a)	47,208
612	Edwards Lifesciences Corp. (a)	50,227
126	Envista Holdings Corp. (a)	4,336
290	GE HealthCare Technologies, Inc.	22,620
72	Globus Medical, Inc. - Class A (a)	4,339
216	Hologic, Inc. (a)	17,155
81	IDEXX Laboratories, Inc. (a)	44,933
27	Inspire Medical Systems, Inc. (a)	7,771
72	Insulet Corp. (a)	19,926
54	Integra LifeSciences Holdings Corp. (a)	2,455
348	Intuitive Surgical, Inc. (a)	112,891
54	Masimo Corp. (a)	6,604
73	Medtronic PLC ADR (b)	6,406
90	Novocure Ltd. ADR (a)(b)	2,938
36	Penumbra, Inc. (a)	10,921
144	ResMed, Inc.	32,018

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
36	Shockwave Medical, Inc. (a)	$9,382
109	STERIS PLC ADR (b)	24,585
337	Stryker Corp.	95,509
41	Teleflex, Inc.	10,298
75	Zimmer Biomet Holdings, Inc.	10,361
		867,657
Health Care Facilities - 0.1%
54	Acadia Healthcare Co., Inc. (a)	4,268
81	HCA Healthcare, Inc.	22,098
		26,366
Health Care Services - 0.2%
198	agilon health, Inc. (a)	3,792
19	Chemed Corp.	9,901
108	Cigna Group	31,871
90	Guardant Health, Inc. (a)	3,512
13	Laboratory Corp. of America Holdings	2,781
144	Option Care Health, Inc. (a)	4,864
40	Quest Diagnostics, Inc.	5,408
72	R1 RCM, Inc. (a)	1,244
		63,373
Health Care Supplies - 0.2%
72	Align Technology, Inc. (a)	27,208
48	Cooper Cos., Inc.	18,780
36	DENTSPLY SIRONA, Inc.	1,495
18	ICU Medical, Inc. (a)	3,207
		50,690
Health Care Technology - 0.1%
90	Doximity, Inc. - Class A (a)	3,216
90	Teladoc Health, Inc. (a)	2,679
144	Veeva Systems, Inc. - Class A (a)	29,408
		35,303
Home Furnishings - 0.0% (c)
144	Tempur Sealy International, Inc.	6,427

Home Improvement Retail - 1.6%
108	Floor & Decor Holdings, Inc. - Class A (a)	12,404
991	Home Depot, Inc.	330,835
474	Lowe’s Cos., Inc.	111,044
		454,283
Homebuilding - 0.1%
2	NVR, Inc. (a)	12,613
19	TopBuild Corp. (a)	5,205
		17,818
Homefurnishing Retail - 0.0% (c)
18	RH (a)	6,987
1	Wayfair, Inc. - Class A (a)	78
		7,065

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Hotels, Resorts & Cruise Lines - 0.9%
374	Airbnb, Inc. - Class A (a)	$56,919
35	Booking Holdings, Inc. (a)	103,978
36	Choice Hotels International, Inc.	4,707
259	Hilton Worldwide Holdings, Inc.	40,272
272	Marriott International, Inc. - Class A	54,892
36	Wyndham Hotels & Resorts, Inc.	2,805
		263,573
Household Products - 1.4%
234	Church & Dwight Co., Inc.	22,387
72	Clorox Co.	10,907
612	Colgate-Palmolive Co.	46,671
189	Kimberly-Clark Corp.	24,400
1,964	Procter & Gamble Co.	306,973
18	Reynolds Consumer Products, Inc.	498
		411,836
Human Resource & Employment Services - 0.6%
414	Automatic Data Processing, Inc.	102,366
144	Ceridian HCM Holding, Inc. (a)	10,197
307	Paychex, Inc.	38,519
54	Paycom Software, Inc.	19,913
36	Paylocity Holding Corp. (a)	8,167
18	Robert Half, Inc.	1,335
36	TriNet Group, Inc. (a)	3,788
		184,285
Independent Power Producers & Energy Traders - 0.0% (c)
201	AES Corp.	4,348
127	Vistra Corp.	3,564
		7,912
Industrial Conglomerates - 0.4%
128	General Electric Co.	14,623
495	Honeywell International, Inc.	96,094
		110,717
Industrial Gases - 0.2%
217	Air Products and Chemicals, Inc.	66,257

Industrial Machinery & Supplies & Components - 1.0%
36	Chart Industries, Inc. (a)	6,558
3	Crane Co.	281
3	Crane NXT Co.	177
90	Donaldson Co., Inc.	5,655
108	Dover Corp.	15,765
18	Flowserve Corp.	680
144	Fortive Corp.	11,282
162	Graco, Inc.	12,851
72	IDEX Corp.	16,258
222	Illinois Tool Works, Inc.	58,457

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
360	Ingersoll Rand, Inc.	$23,497
36	ITT, Inc.	3,586
50	Lincoln Electric Holdings, Inc.	10,036
36	Middleby Corp. (a)	5,467
54	Nordson Corp.	13,587
325	Otis Worldwide Corp.	29,562
84	Parker-Hannifin Corp.	34,441
72	Pentair PLC ADR (b)	5,004
27	RBC Bearings, Inc. (a)	6,103
13	Snap-on, Inc.	3,542
236	Xylem, Inc.	26,609
		289,398
Insurance Brokers - 0.8%
185	Aon PLC - Class A ADR (b)	58,923
198	Arthur J. Gallagher & Co.	42,530
234	Brown & Brown, Inc.	16,485
492	Marsh & McLennan Cos., Inc.	92,703
90	Ryan Specialty Holdings, Inc. (a)	3,901
108	Willis Towers Watson PLC ADR (b)	22,824
		237,366
Integrated Oil & Gas - 0.1%
93	Chevron Corp.	15,220
235	Exxon Mobil Corp.	25,201
		40,421
Interactive Home Entertainment - 0.5%
633	Activision Blizzard, Inc.	58,717
270	Electronic Arts, Inc.	36,815
108	Playtika Holding Corp. (a)	1,290
342	Roblox Corp. - Class A (a)	13,424
162	Take-Two Interactive Software, Inc. (a)	24,776
		135,022
Interactive Media & Services - 6.5%
5,913	Alphabet, Inc. - Class A (a)	784,773
5,040	Alphabet, Inc. - Class C (a)	670,874
90	Bumble, Inc. - Class A (a)	1,667
1,251	Meta Platforms, Inc. - Class A (a)	398,569
576	Pinterest, Inc. - Class A (a)	16,698
1,026	Snap, Inc. - Class A (a)	11,655
18	Ziff Davis, Inc. (a)	1,305
342	ZoomInfo Technologies, Inc. (a)	8,745
		1,894,286
Internet Services & Infrastructure - 0.6%
146	Akamai Technologies, Inc. (a)	13,797
252	Cloudflare, Inc. - Class A (a)	17,330
162	GoDaddy, Inc. - Class A (a)	12,489
66	MongoDB, Inc. (a)	27,944
144	Okta, Inc. (a)	11,068

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
270	Snowflake, Inc. - Class A (a)	$47,982
218	Twilio, Inc. - Class A (a)	14,395
90	VeriSign, Inc. (a)	18,986
		163,991
Investment Banking & Brokerage - 0.5%
1,514	Charles Schwab Corp.	100,075
40	Houlihan Lokey, Inc.	3,994
78	LPL Financial Holdings, Inc.	17,890
148	Raymond James Financial, Inc.	16,290
		138,249
IT Consulting & Other Services - 0.9%
660	Accenture PLC - Class A ADR (b)	208,791
72	Amdocs Ltd. ADR (b)	6,742
74	Cognizant Technology Solutions Corp. - Class A	4,886
54	EPAM Systems, Inc. (a)	12,788
73	Gartner, Inc. (a)	25,812
36	Globant S.A. ADR (a)(b)	6,290
		265,309
Leisure Facilities - 0.1%
90	Planet Fitness, Inc. - Class A (a)	6,080
41	Vail Resorts, Inc.	9,656
		15,736
Leisure Products - 0.0% (c)
360	Mattel, Inc. (a)	7,668
18	Polaris, Inc.	2,445
90	YETI Holdings, Inc. (a)	3,834
		13,947
Life & Health Insurance - 0.0% (c)
94	Aflac, Inc.	6,800
36	Globe Life, Inc.	4,038
11	Primerica, Inc.	2,340
		13,178
Life Sciences Tools & Services - 2.3%
90	10X Genomics, Inc. - Class A (a)	5,668
289	Agilent Technologies, Inc.	35,192
612	Avantor, Inc. (a)	12,589
19	Bio-Rad Laboratories, Inc. - Class A (a)	7,702
144	Bio-Techne Corp.	12,010
108	Bruker Corp.	7,422
54	Charles River Laboratories International, Inc. (a)	11,315
672	Danaher Corp.	171,400
13	Fortrea Holdings, Inc. (a)	415
80	ICON PLC ADR (a)(b)	20,113
156	Illumina, Inc. (a)	29,975
180	IQVIA Holdings, Inc. (a)	40,277
20	Medpace Holdings, Inc. (a)	5,063
21	Mettler-Toledo International, Inc. (a)	26,407

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
54	Repligen Corp. (a)	$9,264
126	Revvity, Inc.	15,492
90	Sotera Health Co. (a)	1,708
384	Thermo Fisher Scientific, Inc.	210,685
55	Waters Corp. (a)	15,192
72	West Pharmaceutical Services, Inc.	26,499
		664,388
Managed Health Care - 2.0%
156	Elevance Health, Inc.	73,574
90	HealthEquity, Inc. (a)	6,115
80	Humana, Inc.	36,546
55	Molina Healthcare, Inc. (a)	16,747
902	UnitedHealth Group, Inc.	456,746
		589,728
Metal, Glass & Plastic Containers - 0.1%
66	AptarGroup, Inc.	8,016
234	Ball Corp.	13,733
22	Crown Holdings, Inc.	2,041
		23,790
Movies & Entertainment - 1.0%
4	Atlanta Braves Holdings, Inc. - Class C (a)	163
126	Endeavor Group Holdings, Inc. - Class A (a)	2,974
18	Liberty Media Corp. - Liberty Formula One - Class A (a)	1,157
128	Liberty Media Corp. - Liberty Formula One - Class C (a)	9,293
73	Live Nation Entertainment, Inc. (a)	6,406
436	Netflix, Inc. (a)	191,391
126	Roku, Inc. (a)	12,130
111	Spotify Technology S.A. ADR (a)(b)	16,585
576	Walt Disney Co. (a)	51,201
126	Warner Music Group Corp. - Class A	3,975
38	World Wrestling Entertainment, Inc. - Class A	3,990
		299,265
Multi-Sector Holdings - 0.9%
772	Berkshire Hathaway, Inc. - Class B (a)	271,713

Multi-Utilities - 0.1%
57	Ameren Corp.	4,883
126	CMS Energy Corp.	7,695
18	DTE Energy Co.	2,057
126	Sempra	18,777
111	WEC Energy Group, Inc.	9,974
		43,386
Office Services & Supplies - 0.0% (c)
36	MSA Safety, Inc.	5,976

Oil & Gas Equipment & Services - 0.3%
198	ChampionX Corp.	7,049

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
234	Halliburton Co.	$9,145
453	NOV, Inc.	9,096
991	Schlumberger N.V. ADR (b)	57,815
		83,105
Oil & Gas Exploration & Production - 0.3%
274	ConocoPhillips	32,255
272	Hess Corp.	41,271
38	Matador Resources Co.	2,114
5	Texas Pacific Land Corp.	7,532
		83,172
Oil & Gas Storage & Transportation - 0.1%
91	Cheniere Energy, Inc.	14,729
54	New Fortress Energy, Inc.	1,542
72	ONEOK, Inc.	4,827
216	Targa Resources Corp.	17,710
		38,808
Other Specialty Retail - 0.2%
90	Chewy, Inc. - Class A (a)	3,051
20	Dick’s Sporting Goods, Inc.	2,820
54	Five Below, Inc. (a)	11,250
108	Tractor Supply Co.	24,191
48	Ulta Beauty, Inc. (a)	21,350
		62,662
Packaged Foods & Meats - 0.6%
74	Campbell Soup Co.	3,391
36	Conagra Brands, Inc.	1,181
72	Flowers Foods, Inc.	1,779
309	General Mills, Inc.	23,095
144	Hershey Co.	33,309
180	Hormel Foods Corp.	7,358
19	J M Smucker Co.	2,862
39	Kellogg Co.	2,609
144	Lamb Weston Holdings, Inc.	14,923
18	Lancaster Colony Corp.	3,467
166	McCormick & Co., Inc.	14,854
831	Mondelez International, Inc. - Class A	61,602
		170,430
Paper & Plastic Packaging Products & Materials - 0.1%
147	Amcor PLC ADR (b)	1,508
56	Avery Dennison Corp.	10,305
144	Graphic Packaging Holding Co.	3,485
57	Sealed Air Corp.	2,600
		17,898
Passenger Ground Transportation - 0.3%
288	Lyft, Inc. - Class A (a)	3,660
1,893	Uber Technologies, Inc. (a)	93,628
		97,288

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Personal Care Products - 0.2%
146	BellRing Brands, Inc. (a)	$5,249
216	Estee Lauder Cos., Inc. - Class A	38,880
98	Kenvue, Inc. (a)	2,321
90	Olaplex Holdings, Inc. (a)	324
		46,774
Pharmaceuticals - 3.6%
631	Bristol-Myers Squibb Co.	39,242
162	Catalent, Inc. (a)	7,860
848	Eli Lilly & Co.	385,458
38	Jazz Pharmaceuticals PLC ADR (a)(b)	4,956
1,587	Johnson & Johnson	265,870
1,783	Merck & Co., Inc.	190,157
1,800	Pfizer, Inc.	64,908
288	Royalty Pharma PLC - Class A ADR (b)	9,037
415	Zoetis, Inc.	78,057
		1,045,545
Property & Casualty Insurance - 0.5%
202	Arch Capital Group Ltd. ADR (a)(b)	15,693
127	Chubb Ltd. ADR (b)	25,960
37	Cincinnati Financial Corp.	3,980
18	Erie Indemnity Co. - Class A	3,995
19	Kinsale Capital Group, Inc.	7,080
10	Markel Group, Inc. (a)	14,497
577	Progressive Corp.	72,690
36	RLI Corp.	4,803
18	Selective Insurance Group, Inc.	1,857
126	W.R. Berkley Corp.	7,773
		158,328
Publishing - 0.0% (c)
126	New York Times Co. - Class A	5,136
18	News Corp. - Class B	362
146	News Corp. - Class A	2,894
		8,392
Rail Transportation - 0.6%
1,545	CSX Corp.	51,479
144	Norfolk Southern Corp.	33,637
331	Union Pacific Corp.	76,799
		161,915
Real Estate Development - 0.0% (c)
18	Howard Hughes Corp. (a)	1,520

Real Estate Services - 0.2%
164	CBRE Group, Inc. - Class A (a)	13,663
396	CoStar Group, Inc. (a)	33,252
2	Zillow Group, Inc. - Class A (a)	106
20	Zillow Group, Inc. - Class C (a)	1,083
		48,104

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Regional Banks - 0.0% (c)
54	Commerce Bancshares, Inc.	$2,872
18	Cullen/Frost Bankers, Inc.	1,954
144	First Financial Bankshares, Inc.	4,693
		9,519
Renewable Electricity - 0.0% (c)
37	NextEra Energy Partners LP	2,015

Research & Consulting Services - 0.5%
127	Booz Allen Hamilton Holding Corp.	15,377
11	CACI International, Inc. - Class A (a)	3,855
252	Clarivate PLC ADR (a)(b)	2,397
252	Dun & Bradstreet Holdings, Inc.	2,979
126	Equifax, Inc.	25,714
36	FTI Consulting, Inc. (a)	6,306
92	Jacobs Solutions, Inc.	11,538
146	KBR, Inc.	8,978
90	Leidos Holdings, Inc.	8,418
18	Science Applications International Corp.	2,184
198	TransUnion	15,779
147	Verisk Analytics, Inc.	33,654
		137,179
Restaurants - 1.4%
18	Aramark	727
28	Chipotle Mexican Grill, Inc. (a)	54,944
47	Darden Restaurants, Inc.	7,939
36	Domino’s Pizza, Inc.	14,283
306	DoorDash, Inc. - Class A (a)	27,782
36	Dutch Bros, Inc. - Class A (a)	1,116
529	McDonald’s Corp.	155,103
1,027	Starbucks Corp.	104,312
54	Texas Roadhouse, Inc.	6,024
126	Wendy’s Co.	2,708
253	Yum! Brands, Inc.	34,831
		409,769
Semiconductor Materials & Equipment - 1.2%
786	Applied Materials, Inc.	119,150
128	Enphase Energy, Inc. (a)	19,434
144	Entegris, Inc.	15,798
137	KLA Corp.	70,411
126	Lam Research Corp.	90,530
18	MKS Instruments, Inc.	1,965
54	SolarEdge Technologies, Inc. (a)	13,039
162	Teradyne, Inc.	18,296
		348,623
Semiconductors - 7.9%
1,598	Advanced Micro Devices, Inc. (a)	182,811
396	Analog Devices, Inc.	79,014

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
407	Broadcom, Inc.	$365,751
54	Cirrus Logic, Inc. (a)	4,363
100	First Solar, Inc. (a)	20,740
72	GLOBALFOUNDRIES, Inc. ADR (a)(b)	4,586
144	Lattice Semiconductor Corp. (a)	13,095
704	Marvell Technology, Inc.	45,852
526	Microchip Technology, Inc.	49,412
42	Monolithic Power Systems, Inc.	23,499
2,366	NVIDIA Corp.	1,105,608
253	NXP Semiconductors N.V. ADR (b)	56,414
453	ON Semiconductor Corp. (a)	48,811
72	Qorvo, Inc. (a)	7,921
865	Qualcomm, Inc.	114,327
36	Silicon Laboratories, Inc. (a)	5,369
18	Skyworks Solutions, Inc.	2,059
19	Synaptics, Inc. (a)	1,716
788	Texas Instruments, Inc.	141,840
36	Universal Display Corp.	5,252
1	Wolfspeed, Inc. (a)	66
		2,278,506
Soft Drinks & Non-alcoholic Beverages - 1.6%
36	Celsius Holdings, Inc. (a)	5,209
2,985	Coca-Cola Co.	184,861
20	Keurig Dr. Pepper, Inc.	680
756	Monster Beverage Corp. (a)	43,462
1,172	PepsiCo, Inc.	219,703
		453,915
Specialized Consumer Services - 0.0% (c)
144	Service Corp. International	9,598

Specialized Finance - 0.0% (c)
540	SoFi Technologies, Inc. (a)	6,183

Specialty Chemicals - 0.6%
116	Albemarle Corp.	24,624
18	Ashland, Inc.	1,644
72	Axalta Coating Systems Ltd. ADR (a)(b)	2,304
187	Ecolab, Inc.	34,247
1,044	Ginkgo Bioworks Holdings, Inc. (a)(d)	2,620
4	International Flavors & Fragrances, Inc.	338
148	PPG Industries, Inc.	21,297
111	RPM International, Inc.	11,467
234	Sherwin-Williams Co.	64,701
		163,242
Systems Software - 10.3%
216	Crowdstrike Holdings, Inc. - Class A (a)	34,919
54	Dolby Laboratories, Inc. - Class A	4,785

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
696	Fortinet, Inc. (a)	$54,093
306	Gen Digital, Inc.	5,952
82	Gitlab, Inc. - Class A (a)	4,070
7,420	Microsoft Corp.	2,492,526
18	Monday.com Ltd. ADR (a)(b)	3,254
1,491	Oracle Corp.	174,790
296	Palo Alto Networks, Inc. (a)	73,988
198	SentinelOne, Inc. - Class A (a)	3,301
203	ServiceNow, Inc. (a)	118,349
90	Teradata Corp. (a)	5,117
306	UiPath, Inc. - Class A (a)	5,532
90	Zscaler, Inc. (a)	14,434
		2,995,110
Technology Distributors - 0.1%
148	CDW Corp.	27,686

Technology Hardware, Storage & Peripherals - 10.1%
14,875	Apple, Inc.	2,922,194
54	NetApp, Inc.	4,213
270	Pure Storage, Inc. - Class A (a)	9,987
		2,936,394
Trading Companies & Distributors - 0.4%
542	Fastenal Co.	31,767
90	Ferguson PLC ADR (b)	14,546
36	SiteOne Landscape Supply, Inc. (a)	6,120
48	United Rentals, Inc.	22,305
22	Watsco, Inc.	8,320
45	W.W. Grainger, Inc.	33,232
		116,290
Transaction & Payment Processing Services - 3.4%
180	Affirm Holdings, Inc. (a)	3,490
524	Block, Inc. (a)	42,198
19	Euronet Worldwide, Inc. (a)	1,670
578	Fiserv, Inc. (a)	72,949
72	FleetCor Technologies, Inc. (a)	17,922
94	Global Payments, Inc.	10,364
72	Jack Henry & Associates, Inc.	12,065
837	Mastercard, Inc. - Class A	330,012
1,120	PayPal Holdings, Inc. (a)	84,918
452	Toast, Inc. - Class A (a)	9,976
1,607	Visa, Inc. - Class A	382,032
41	WEX, Inc. (a)	7,763
		975,359
Water Utilities - 0.1%
159	American Water Works Co., Inc.	23,441
180	Essential Utilities, Inc.	7,612
		31,053

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Wireless Telecommunication Services - 0.2%
398	T-Mobile US, Inc. (a)	$54,832
	TOTAL COMMON STOCKS (Cost $25,160,794)	28,309,737

REAL ESTATE INVESTMENT TRUSTS - 2.1%
Data Center REITs - 0.3%
163	Digital Realty Trust, Inc.	20,313
93	Equinix, Inc.	75,323
		95,636
Health Care REITs - 0.0% (c)
163	Healthpeak Properties, Inc.	3,558
92	Welltower, Inc.	7,558
		11,116
Industrial REITs - 0.5%
1	Americold Realty Trust, Inc.	32
36	EastGroup Properties, Inc.	6,378
126	First Industrial Realty Trust, Inc.	6,514
915	Prologis, Inc.	114,146
180	Rexford Industrial Realty, Inc.	9,916
108	STAG Industrial, Inc.	3,920
		140,906
Multi-Family Residential REITs - 0.2%
146	Apartment Income REIT Corp.	5,043
55	AvalonBay Communities, Inc.	10,376
90	Camden Property Trust	9,818
110	Equity Residential	7,253
19	Essex Property Trust, Inc.	4,627
91	Mid-America Apartment Communities, Inc.	13,619
148	UDR, Inc.	6,050
		56,786
Other Specialized REITs - 0.1%
21	Gaming and Leisure Properties, Inc.	997
200	Iron Mountain, Inc.	12,280
18	Lamar Advertising Co. - Class A	1,777
		15,054
Retail REITs - 0.1%
36	Agree Realty Corp.	2,332
18	Federal Realty Investment Trust	1,827
18	NNN REIT, Inc.	768
144	Realty Income Corp.	8,780
36	Regency Centers Corp.	2,359
		16,066
Self-Storage REITs - 0.2%
162	CubeSmart	7,024
141	Extra Space Storage, Inc.	19,710
38	National Storage Affiliates Trust	1,284
65	Public Storage	18,314
		46,332

The accompanying notes are an integral part of these financial statements.

Strive 1000 Growth ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Single-Family Residential REITs - 0.2%
288	American Homes 4 Rent - Class A	$10,794
162	Equity LifeStyle Properties, Inc.	11,531
612	Invitation Homes, Inc.	21,726
126	Sun Communities, Inc.	16,418
		60,469
Telecom Tower REITs - 0.5%
463	American Tower Corp.	88,114
410	Crown Castle, Inc.	44,399
108	SBA Communications Corp.	23,647
		156,160
Timber REITs - 0.0% (c)
90	Rayonier, Inc.	2,981
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $592,970)	601,506

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0%
6,750	First American Government Obligations Fund - Class X, 5.14% (e)	6,750
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,750)	6,750

MONEY MARKET FUNDS - 0.2%
58,485	First American Government Obligations Fund - Class X, 5.14% (e)	58,485
	TOTAL MONEY MARKET FUNDS (Cost $58,485)	58,485

	TOTAL INVESTMENTS (Cost $25,818,999) - 100.0%	$28,976,478
	Other Assets in Excess of Liabilities - 0.0% (c)	1,238
	TOTAL NET ASSETS - 100.0%	$28,977,716

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Represents less than 0.05% of net assets.
(d)	This security or a portion of this security was out on loan as of July 31, 2023. Total loaned securities had a market value of $6,697 as of July 31, 2023.
(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments
July 31, 2023

Shares		Value
COMMON STOCKS - 95.5%
Advertising - 0.2%
442	Interpublic Group of Cos., Inc.	$15,129
267	Omnicom Group, Inc.	22,593
		37,722
Aerospace & Defense - 3.2%
793	Boeing Co. (a)	189,407
26	BWX Technologies, Inc.	1,793
13	Curtiss-Wright Corp.	2,487
184	General Dynamics Corp.	41,138
92	Hexcel Corp.	6,502
260	Howmet Aerospace, Inc.	13,295
26	Huntington Ingalls Industries, Inc.	5,971
105	L3Harris Technologies, Inc.	19,896
132	Lockheed Martin Corp.	58,921
27	Northrop Grumman Corp.	12,015
1,937	RTX Corp.	170,320
171	Textron, Inc.	13,299
8	TransDigm Group, Inc.	7,198
40	Woodward, Inc.	4,815
		547,057
Agricultural & Farm Machinery - 0.1%
69	AGCO Corp.	9,184

Agricultural Products & Services - 0.5%
627	Archer-Daniels-Midland Co.	53,270
195	Bunge Ltd. ADR (b)	21,191
26	Darling Ingredients, Inc. (a)	1,801
78	Ingredion, Inc.	8,678
		84,940
Air Freight & Logistics - 1.3%
119	CH Robinson Worldwide, Inc.	11,921
39	Expeditors International of Washington, Inc.	4,965
304	FedEx Corp.	82,065
108	GXO Logistics, Inc. (a)	7,244
606	United Parcel Service, Inc. - Class B	113,401
		219,596
Alternative Carriers - 0.0% (c)
1,300	Lumen Technologies, Inc.	2,327

Aluminum - 0.0% (c)
234	Alcoa Corp.	8,468

Apparel Retail - 0.0% (c)
338	Gap, Inc.	3,481
2	Ross Stores, Inc.	229
		3,710

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Apparel, Accessories & Luxury Goods - 0.3%
144	Capri Holdings Ltd. ADR (a)(b)	$5,315
14	Columbia Sportswear Co.	1,101
117	Levi Strauss & Co. - Class A	1,763
81	PVH Corp.	7,261
52	Ralph Lauren Corp.	6,829
288	Tapestry, Inc.	12,427
91	Under Armour, Inc. - Class C (a)	675
78	Under Armour, Inc. - Class A (a)	629
442	VF Corp.	8,756
		44,756
Application Software - 0.1%
42	ACI Worldwide, Inc. (a)	974
13	Aspen Technology, Inc. (a)	2,321
80	Guidewire Software, Inc. (a)	6,786
13	Procore Technologies, Inc. (a)	986
13	Roper Technologies, Inc.	6,410
		17,477
Asset Management & Custody Banks - 1.8%
39	Affiliated Managers Group, Inc.	5,407
57	Ameriprise Financial, Inc.	19,862
1,003	Bank of New York Mellon Corp.	45,496
82	BlackRock, Inc.	60,586
300	Blackstone, Inc.	31,437
52	Blue Owl Capital, Inc.	641
325	Carlyle Group, Inc.	11,586
377	Franklin Resources, Inc.	11,023
572	Invesco Ltd. ADR (b)	9,610
287	KKR & Co., Inc.	17,042
260	Northern Trust Corp.	20,831
65	SEI Investments Co.	4,094
420	State Street Corp.	30,425
286	T. Rowe Price Group, Inc.	35,252
26	TPG, Inc.	765
		304,057
Automobile Manufacturers - 0.8%
5,148	Ford Motor Co.	68,005
1,783	General Motors Co.	68,414
78	Lucid Group, Inc. (a)	594
65	Thor Industries, Inc.	7,507
		144,520
Automotive Parts & Equipment - 0.3%
156	Aptiv PLC ADR (a)(b)	17,080
312	BorgWarner, Inc.	14,508
134	Gentex Corp.	4,500
78	Lear Corp.	12,071
62	Phinia, Inc. (a)	1,748
		49,907

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Automotive Retail - 0.3%
68	Advance Auto Parts, Inc.	$5,059
52	AutoNation, Inc. (a)	8,371
199	CarMax, Inc. (a)	16,439
35	Lithia Motors, Inc.	10,869
14	Murphy USA, Inc.	4,298
27	Penske Automotive Group, Inc.	4,358
147	Valvoline, Inc.	5,582
		54,976
Biotechnology - 2.1%
906	AbbVie, Inc.	135,519
235	Amgen, Inc.	55,025
130	Biogen, Inc. (a)	35,125
54	Exelixis, Inc. (a)	1,064
1,263	Gilead Sciences, Inc.	96,165
118	Ionis Pharmaceuticals, Inc. (a)	4,889
34	Karuna Therapeutics, Inc. (a)	6,792
96	Sarepta Therapeutics, Inc. (a)	10,405
66	Seagen, Inc. (a)	12,657
27	United Therapeutics Corp. (a)	6,553
		364,194
Brewers - 0.1%
234	Molson Coors Beverage Co. - Class B	16,326

Broadcasting - 0.2%
403	Fox Corp. - Class A	13,480
182	Fox Corp. - Class B	5,717
42	Nexstar Media Group, Inc.	7,842
650	Paramount Global - Class B	10,420
13	Paramount Global - Class A	250
		37,709
Broadline Retail - 0.2%
2	Dillard’s, Inc. - Class A	686
377	eBay, Inc.	16,780
169	Kohl’s Corp.	4,808
338	Macy’s, Inc.	5,607
		27,881
Building Products - 0.8%
53	A.O. Smith Corp.	3,849
26	Allegion PLC ADR (b)	3,038
13	Armstrong World Industries, Inc.	1,006
176	Builders FirstSource, Inc. (a)	25,420
3	Carlisle Cos., Inc.	832
368	Carrier Global Corp.	21,914
157	Fortune Brands Innovations, Inc.	11,158
238	Johnson Controls International PLC ADR (b)	16,553
16	Lennox International, Inc.	5,879
211	Masco Corp.	12,803

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
117	Owens Corning	$16,379
78	Trane Technologies PLC ADR (b)	15,556
		134,387
Cable & Satellite - 1.7%
5	Cable One, Inc.	3,620
52	Charter Communications, Inc. - Class A (a)	21,070
5,527	Comcast Corp. - Class A	250,152
325	DISH Network Corp. - Class A (a)	2,577
195	Liberty Media Corp. - Liberty SiriusXM - Class C (a)	6,207
104	Liberty Media Corp. - Liberty SiriusXM - Class A (a)	3,297
585	Sirius XM Holdings, Inc.	2,984
		289,907
Cargo Ground Transportation - 0.1%
169	Knight-Swift Transportation Holdings, Inc.	10,267
15	Landstar System, Inc.	3,054
53	U-Haul Holding Co.	3,079
143	XPO, Inc. (a)	9,901
		26,301
Casinos & Gaming - 0.5%
52	Boyd Gaming Corp.	3,553
183	Caesars Entertainment, Inc. (a)	10,801
496	Las Vegas Sands Corp.	29,666
340	MGM Resorts International	17,262
208	Penn Entertainment, Inc. (a)	5,468
130	Wynn Resorts Ltd.	14,167
		80,917
Commercial & Residential Mortgage Finance - 0.1%
130	Essent Group Ltd. ADR (b)	6,448
390	MGIC Investment Corp.	6,529
221	Radian Group, Inc.	5,952
143	Rocket Cos., Inc. - Class A (a)(d)	1,563
65	TFS Financial Corp.	943
104	UWM Holdings Corp.	682
		22,117
Commodity Chemicals - 0.6%
940	Dow, Inc.	53,082
347	LyondellBasell Industries N.V. - Class A ADR (b)	34,304
78	Olin Corp.	4,499
39	Westlake Corp.	5,363
		97,248
Communications Equipment - 1.1%
3,272	Cisco Systems, Inc.	170,275
29	F5, Inc. (a)	4,589
238	Juniper Networks, Inc.	6,616
40	Lumentum Holdings, Inc. (a)	2,094
18	Motorola Solutions, Inc.	5,159
		188,733

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Computer & Electronics Retail - 0.2%
260	Best Buy Co., Inc.	$21,593
339	GameStop Corp. - Class A (a)(d)	7,526
		29,119
Construction & Engineering - 0.1%
56	AECOM	4,872
26	EMCOR Group, Inc.	5,591
42	MasTec, Inc. (a)	4,946
260	MDU Resources Group, Inc.	5,751
		21,160
Construction Machinery & Heavy Transportation Equipment - 1.2%
130	Allison Transmission Holdings, Inc.	7,630
273	Caterpillar, Inc.	72,391
143	Cummins, Inc.	37,294
78	Oshkosh Corp.	7,181
683	PACCAR, Inc.	58,827
144	Westinghouse Air Brake Technologies Corp.	17,055
		200,378
Construction Materials - 0.0% (c)
4	Eagle Materials, Inc.	737
65	Knife River Corp. (a)	2,826
		3,563
Consumer Electronics - 0.0% (c)
79	Garmin Ltd. ADR (b)	8,365

Consumer Finance - 1.2%
342	Ally Financial, Inc.	10,445
456	American Express Co.	77,009
500	Capital One Financial Corp.	58,510
1	Credit Acceptance Corp. (a)	557
334	Discover Financial Services	35,254
159	OneMain Holdings, Inc.	7,231
286	SLM Corp.	4,627
563	Synchrony Financial	19,446
		213,079
Consumer Staples Merchandise Retail - 1.4%
92	BJ’s Wholesale Club Holdings, Inc. (a)	6,101
41	Dollar Tree, Inc. (a)	6,328
355	Target Corp.	48,447
1,088	Walmart, Inc.	173,928
		234,804
Copper - 0.3%
1,085	Freeport-McMoRan, Inc.	48,445

Data Processing & Outsourced Services - 0.1%
3	Broadridge Financial Solutions, Inc.	504
26	Concentrix Corp.	2,164

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
16	Genpact Ltd. ADR (b)	$577
26	Maximus, Inc.	2,178
106	SS&C Technologies Holdings, Inc.	6,175
		11,598
Distillers & Vintners - 0.1%
54	Constellation Brands, Inc. - Class A	14,731

Distributors - 0.1%
66	Genuine Parts Co.	10,278
212	LKQ Corp.	11,615
		21,893
Diversified Banks - 8.5%
9,168	Bank of America Corp.	293,376
2,499	Citigroup, Inc.	119,102
169	Comerica, Inc.	9,119
871	Fifth Third Bancorp	25,346
13	First Citizens BancShares, Inc. - Class A	18,607
3,804	JPMorgan Chase & Co.	600,880
1,183	KeyCorp	14,563
525	PNC Financial Services Group, Inc.	71,867
1,942	U.S. Bancorp	77,059
4,972	Wells Fargo & Co.	229,508
		1,459,427
Diversified Chemicals - 0.0% (c)
234	Huntsman Corp.	6,966

Diversified Financial Services - 0.3%
248	Apollo Global Management, Inc.	20,264
95	Corebridge Financial, Inc.	1,777
494	Equitable Holdings, Inc.	14,173
130	Voya Financial, Inc.	9,654
		45,868
Drug Retail - 0.1%
938	Walgreens Boots Alliance, Inc.	28,112

Education Services - 0.0% (c)
32	Bright Horizons Family Solutions, Inc. (a)	3,105

Electric Utilities - 3.7%
238	Alliant Energy Corp.	12,790
666	American Electric Power Co., Inc.	56,437
91	Avangrid, Inc.	3,374
1,016	Duke Energy Corp.	95,118
494	Edison International	35,548
282	Entergy Corp.	28,961
290	Evergy, Inc.	17,391
351	Eversource Energy	25,388

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
1,277	Exelon Corp.	$53,455
702	FirstEnergy Corp.	27,652
130	Hawaiian Electric Industries, Inc.	4,991
52	IDACORP, Inc.	5,347
536	NextEra Energy, Inc.	39,289
299	NRG Energy, Inc.	11,359
260	OGE Energy Corp.	9,399
2,475	PG&E Corp. (a)	43,585
143	Pinnacle West Capital Corp.	11,843
91	PNM Resources, Inc.	4,079
117	Portland General Electric Co.	5,577
923	PPL Corp.	25,410
1,239	Southern Co.	89,629
507	Xcel Energy, Inc.	31,804
		638,426
Electrical Components & Equipment - 0.6%
15	Acuity Brands, Inc.	2,479
78	ChargePoint Holdings, Inc. (a)(d)	675
215	Eaton Corp. PLC ADR (b)	44,144
301	Emerson Electric Co.	27,496
15	Hubbell, Inc.	4,680
104	nVent Electric PLC ADR (b)	5,500
78	Regal Rexnord Corp.	12,182
134	Sensata Technologies Holding PLC ADR (b)	5,662
260	Sunrun, Inc. (a)	4,935
		107,753
Electronic Components - 0.2%
81	Coherent Corp. (a)	3,836
977	Corning, Inc.	33,159
9	Littelfuse, Inc.	2,741
		39,736
Electronic Equipment & Instruments - 0.1%
42	Cognex Corp.	2,294
27	National Instruments Corp.	1,593
227	Vontier Corp.	7,021
		10,908
Electronic Manufacturing Services - 0.4%
585	Flex Ltd. ADR (a)(b)	16,006
26	IPG Photonics Corp. (a)	3,418
174	Jabil, Inc.	19,257
208	TE Connectivity Ltd. ADR (b)	29,846
		68,527
Environmental & Facilities Services - 0.1%
29	Republic Services, Inc.	4,382
104	Stericycle, Inc. (a)	4,419
13	Waste Management, Inc.	2,129
		10,930

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Fertilizers & Agricultural Chemicals - 0.3%
250	CF Industries Holdings, Inc.	$20,520
171	Corteva, Inc.	9,650
41	FMC Corp.	3,945
442	Mosaic Co.	18,016
52	Scotts Miracle-Gro Co.	3,642
		55,773
Financial Exchanges & Data - 0.5%
391	CME Group, Inc.	77,793
139	Intercontinental Exchange, Inc.	15,957
		93,750
Food Distributors - 0.2%
195	Performance Food Group Co. (a)	11,653
182	Sysco Corp.	13,888
263	US Foods Holding Corp. (a)	11,238
		36,779
Food Retail - 0.3%
397	Albertsons Cos., Inc. - Class A	8,627
16	Casey’s General Stores, Inc.	4,043
859	Kroger Co.	41,782
		54,452
Footwear - 0.0% (c)
105	Skechers USA, Inc. - Class A (a)	5,836

Gas Utilities - 0.2%
147	Atmos Energy Corp.	17,891
130	National Fuel Gas Co.	6,904
273	UGI Corp.	7,368
		32,163
Gold - 0.2%
964	Newmont Corp.	41,375

Health Care Distributors - 0.9%
221	AmerisourceBergen Corp.	41,305
345	Cardinal Health, Inc.	31,557
78	Henry Schein, Inc. (a)	6,146
176	McKesson Corp.	70,822
		149,830
Health Care Equipment - 1.4%
354	Baxter International, Inc.	16,011
126	Becton Dickinson & Co.	35,106
93	Envista Holdings Corp. (a)	3,200
81	GE HealthCare Technologies, Inc.	6,318
28	Hologic, Inc. (a)	2,224
13	Integra LifeSciences Holdings Corp. (a)	591
1,659	Medtronic PLC ADR (b)	145,594
56	QuidelOrtho Corp. (a)	4,892

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
9	Teleflex, Inc.	$2,261
160	Zimmer Biomet Holdings, Inc.	22,104
		238,301
Health Care Facilities - 0.4%
30	Acadia Healthcare Co., Inc. (a)	2,371
104	Encompass Health Corp.	6,867
163	HCA Healthcare, Inc.	44,468
143	Tenet Healthcare Corp. (a)	10,686
78	Universal Health Services, Inc. - Class B	10,839
		75,231
Health Care Services - 1.5%
261	Cigna Group	77,021
1,788	CVS Health Corp.	133,546
65	DaVita, Inc. (a)	6,629
93	Laboratory Corp. of America Holdings	19,895
104	Premier, Inc. - Class A	2,886
80	Quest Diagnostics, Inc.	10,817
119	R1 RCM, Inc. (a)	2,056
		252,850
Health Care Supplies - 0.1%
234	Dentsply Sirona, Inc.	9,716
9	ICU Medical, Inc. (a)	1,604
		11,320
Health Care Technology - 0.0% (c)
65	Teladoc Health, Inc. (a)	1,935

Home Furnishings - 0.1%
169	Leggett & Platt, Inc.	4,945
65	Mohawk Industries, Inc. (a)	6,912
17	Tempur Sealy International, Inc.	759
		12,616
Home Improvement Retail - 0.2%
26	Home Depot, Inc.	8,680
156	Lowe’s Cos., Inc.	36,546
		45,226
Homebuilding - 0.8%
408	D.R. Horton, Inc.	51,824
325	Lennar Corp. - Class A	41,220
13	Lennar Corp. - Class B	1,494
1	NVR, Inc. (a)	6,306
299	PulteGroup, Inc.	25,233
143	Toll Brothers, Inc.	11,487
14	TopBuild Corp. (a)	3,835
		141,399

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Homefurnishing Retail - 0.1%
2	RH (a)	$776
91	Wayfair, Inc. - Class A (a)	7,086
84	Williams-Sonoma, Inc.	11,646
		19,508
Hotels, Resorts & Cruise Lines - 0.7%
2	Booking Holdings, Inc. (a)	5,942
1,281	Carnival Corp. ADR (a)(b)	24,134
195	Expedia Group, Inc. (a)	23,893
55	Hyatt Hotels Corp. - Class A	6,949
41	Marriott Vacations Worldwide Corp.	5,269
533	Norwegian Cruise Line Holdings Ltd. ADR (a)(b)	11,763
286	Royal Caribbean Cruises Ltd. ADR (a)(b)	31,205
104	Travel + Leisure Co.	4,236
65	Wyndham Hotels & Resorts, Inc.	5,065
		118,456
Household Appliances - 0.1%
74	Whirlpool Corp.	10,675

Household Products - 0.8%
27	Church & Dwight Co., Inc.	2,583
65	Clorox Co.	9,846
286	Colgate-Palmolive Co.	21,810
221	Kimberly-Clark Corp.	28,531
521	Procter & Gamble Co.	81,432
39	Reynolds Consumer Products, Inc.	1,080
		145,282
Housewares & Specialties - 0.0% (c)
481	Newell Brands, Inc.	5,368

Human Resource & Employment Services - 0.1%
65	ManpowerGroup, Inc.	5,127
13	Paychex, Inc.	1,631
104	Robert Half International, Inc.	7,712
13	TriNet Group, Inc. (a)	1,368
		15,838
Independent Power Producers & Energy Traders - 0.1%
574	AES Corp.	12,416
340	Vistra Corp.	9,540
		21,956
Industrial Conglomerates - 1.5%
729	3M Co.	81,284
1,253	General Electric Co.	143,143
221	Honeywell International, Inc.	42,903
		267,330

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Industrial Gases - 0.0% (c)
1	Air Products and Chemicals, Inc.	$305

Industrial Machinery & Supplies & Components - 0.9%
52	Crane Co.	4,872
52	Crane NXT Co.	3,076
29	Donaldson Co., Inc.	1,822
39	Dover Corp.	5,693
162	Flowserve Corp.	6,117
261	Fortive Corp.	20,449
143	Gates Industrial Corp. PLC ADR (a)(b)	1,948
65	Illinois Tool Works, Inc.	17,116
66	Ingersoll Rand, Inc.	4,308
42	ITT, Inc.	4,183
5	Lincoln Electric Holdings, Inc.	1,004
15	Middleby Corp. (a)	2,278
107	Otis Worldwide Corp.	9,733
57	Parker-Hannifin Corp.	23,371
130	Pentair PLC ADR (b)	9,035
52	Snap-on, Inc.	14,167
195	Stanley Black & Decker, Inc.	19,358
		148,530
Insurance Brokers - 0.0% (c)
6	Aon PLC - Class A ADR (b)	1,911
13	Arthur J. Gallagher & Co.	2,792
13	Willis Towers Watson PLC ADR (b)	2,747
		7,450
Integrated Oil & Gas - 5.5%
2,158	Chevron Corp.	353,178
5,026	Exxon Mobil Corp.	538,988
886	Occidental Petroleum Corp.	55,933
		948,099
Integrated Telecommunication Services - 1.8%
9,403	AT&T, Inc.	136,532
312	Frontier Communications Parent, Inc. (a)	5,682
5,125	Verizon Communications, Inc.	174,660
		316,874
Interactive Home Entertainment - 0.1%
117	Activision Blizzard, Inc.	10,853
5	Electronic Arts, Inc.	682
121	Playtika Holding Corp. (a)	1,445
		12,980
Interactive Media & Services - 2.5%
65	Bumble, Inc. - Class A (a)	1,204
95	IAC, Inc. (a)	6,612
364	Match Group, Inc. (a)	16,930

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
1,263	Meta Platforms, Inc. - Class A (a)	$402,392
26	Ziff Davis, Inc. (a)	1,886
		429,024
Internet Services & Infrastructure - 0.0% (c)
7	Akamai Technologies, Inc. (a)	662

Investment Banking & Brokerage - 2.1%
39	Evercore, Inc. - Class A	5,267
438	Goldman Sachs Group, Inc.	155,871
130	Interactive Brokers Group, Inc. - Class A	11,353
208	Jefferies Financial Group, Inc.	7,652
143	Lazard Ltd. - Class A ADR (b)	5,019
1,695	Morgan Stanley	155,194
41	Raymond James Financial, Inc.	4,513
903	Robinhood Markets, Inc. - Class A (a)	11,613
130	Stifel Financial Corp.	8,260
130	Virtu Financial, Inc. - Class A	2,413
		367,155
IT Consulting & Other Services - 1.3%
65	Amdocs Ltd. ADR (b)	6,087
562	Cognizant Technology Solutions Corp. - Class A	37,109
299	DXC Technology Co. (a)	8,267
1,191	International Business Machines Corp.	171,718
		223,181
Leisure Products - 0.1%
91	Brunswick Corp.	7,854
169	Hasbro, Inc.	10,911
52	Polaris, Inc.	7,064
		25,829
Life & Health Insurance - 1.1%
599	Aflac, Inc.	43,332
67	Globe Life, Inc.	7,515
195	Lincoln National Corp.	5,468
793	MetLife, Inc.	49,935
28	Primerica, Inc.	5,956
325	Principal Financial Group, Inc.	25,958
481	Prudential Financial, Inc.	46,412
221	Unum Group	10,743
		195,319
Life Sciences Tools & Services - 0.1%
93	Fortrea Holdings, Inc. (a)	2,972
143	Maravai LifeSciences Holdings, Inc. - Class A (a)	1,617
131	Syneos Health, Inc. (a)	5,556
		10,145
Managed Health Care - 0.9%
776	Centene Corp. (a)	52,838
110	Elevance Health, Inc.	51,879

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
65	Humana, Inc.	$29,694
34	UnitedHealth Group, Inc.	17,217
		151,628
Metal, Glass & Plastic Containers - 0.2%
26	AptarGroup, Inc.	3,158
94	Ball Corp.	5,517
152	Berry Global Group, Inc.	9,967
107	Crown Holdings, Inc.	9,925
		28,567
Motorcycle Manufacturers - 0.0% (c)
169	Harley-Davidson, Inc.	6,525

Movies & Entertainment - 1.2%
663	AMC Entertainment Holdings, Inc. - Class A (a)(d)	3,295
3	Atlanta Braves Holdings, Inc. - Class C (a)	107
13	Liberty Media Corp. - Liberty Formula One - Class A (a)	836
78	Liberty Media Corp. - Liberty Formula One - Class C (a)	5,663
104	Live Nation Entertainment, Inc. (a)	9,126
15	Madison Square Garden Sports Corp.	3,191
1,646	Walt Disney Co. (a)	146,313
2,968	Warner Bros Discovery, Inc. (a)	38,792
		207,323
Multi-line Insurance - 0.6%
964	American International Group, Inc.	58,110
66	Assurant, Inc.	8,878
416	Hartford Financial Services Group, Inc.	29,902
		96,890
Multi-Sector Holdings - 1.3%
659	Berkshire Hathaway, Inc. - Class B (a)	231,942

Multi-Utilities - 1.8%
249	Ameren Corp.	21,332
78	Black Hills Corp.	4,706
852	CenterPoint Energy, Inc.	25,637
247	CMS Energy Corp.	15,084
463	Consolidated Edison, Inc.	43,920
1,082	Dominion Energy, Inc.	57,941
209	DTE Energy Co.	23,889
520	NiSource, Inc.	14,477
650	Public Service Enterprise Group, Inc.	41,028
250	Sempra Energy	37,255
250	WEC Energy Group, Inc.	22,465
		307,734
Office Services & Supplies - 0.0% (c)
13	MSA Safety, Inc.	2,158

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Oil & Gas Equipment & Services - 0.6%
1,301	Baker Hughes Co.	$46,563
768	Halliburton Co.	30,013
537	Schlumberger Ltd. ADR (b)	31,329
		107,905
Oil & Gas Exploration & Production - 3.4%
338	Antero Resources Corp. (a)	9,042
429	APA Corp.	17,370
160	Chesapeake Energy Corp.	13,494
52	Chord Energy Corp.	8,156
1,239	ConocoPhillips	145,855
1,008	Coterra Energy, Inc.	27,760
846	Devon Energy Corp.	45,684
235	Diamondback Energy, Inc.	34,620
772	EOG Resources, Inc.	102,313
490	EQT Corp.	20,668
822	Marathon Oil Corp.	21,594
82	Matador Resources Co.	4,562
195	Murphy Oil Corp.	8,438
325	Ovintiv, Inc.	14,979
124	PDC Energy, Inc.	9,410
404	Permian Resources Corp.	4,723
300	Pioneer Natural Resources Co.	67,701
325	Range Resources Corp.	10,215
1,404	Southwestern Energy Co. (a)	9,098
		575,682
Oil & Gas Refining & Marketing - 1.3%
195	HF Sinclair Corp.	10,158
586	Marathon Petroleum Corp.	77,950
160	PBF Energy, Inc. - Class A	7,590
604	Phillips 66	67,376
488	Valero Energy Corp.	62,908
		225,982
Oil & Gas Storage & Transportation - 1.0%
196	Cheniere Energy, Inc.	31,725
130	DT Midstream, Inc.	6,958
52	Hess Midstream LP - Class A	1,622
2,627	Kinder Morgan, Inc.	46,524
482	ONEOK, Inc.	32,313
1,616	Williams Cos., Inc.	55,671
		174,813
Other Specialty Retail - 0.1%
313	Bath & Body Works, Inc.	11,600
39	Dick’s Sporting Goods, Inc.	5,499
		17,099

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Packaged Foods & Meats - 1.3%
147	Campbell Soup Co.	$6,736
563	Conagra Brands, Inc.	18,472
143	Flowers Foods, Inc.	3,534
342	General Mills, Inc.	25,561
171	Hormel Foods Corp.	6,990
107	J.M. Smucker Co.	16,120
276	Kellogg Co.	18,462
1,062	Kraft Heinz Co.	38,423
92	McCormick & Co., Inc.	8,232
676	Mondelez International, Inc. - Class A	50,112
52	Pilgrim’s Pride Corp. (a)	1,288
66	Post Holdings, Inc. (a)	5,630
364	Tyson Foods, Inc. - Class A	20,282
		219,842
Paper & Plastic Packaging Products & Materials - 0.5%
1,732	Amcor PLC ADR (b)	17,770
26	Avery Dennison Corp.	4,784
241	Graphic Packaging Holding Co.	5,832
481	International Paper Co.	17,345
117	Packaging Corp. of America	17,942
95	Sealed Air Corp.	4,334
126	Sonoco Products Co.	7,389
325	Westrock Co.	10,819
		86,215
Passenger Airlines - 0.2%
39	Alaska Air Group, Inc. (a)	1,897
208	American Airlines Group, Inc. (a)	3,484
209	Delta Air Lines, Inc.	9,668
182	Southwest Airlines Co.	6,217
104	United Airlines Holdings, Inc. (a)	5,648
		26,914
Passenger Ground Transportation - 0.1%
27	Avis Budget Group, Inc. (a)	5,948
3,488	Grab Holdings Ltd. - Class A ADR (a)(b)	13,359
185	Hertz Global Holdings, Inc. (a)	3,117
		22,424
Personal Care Products - 0.1%
4	BellRing Brands, Inc. (a)	144
455	Coty, Inc. - Class A (a)	5,478
162	Kenvue, Inc. (a)	3,836
		9,458
Pharmaceuticals - 4.0%
1,945	Bristol-Myers Squibb Co.	120,960
26	Catalent, Inc. (a)	1,262
614	Elanco Animal Health, Inc. (a)	7,411
30	Jazz Pharmaceuticals PLC ADR (a)(b)	3,913
1,332	Johnson & Johnson	223,150

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
984	Merck & Co., Inc.	$104,944
325	Organon & Co.	7,144
169	Perrigo Co. PLC ADR (b)	6,192
5,105	Pfizer, Inc.	184,086
83	Royalty Pharma PLC - Class A ADR (b)	2,605
1,547	Viatris, Inc.	16,290
		677,957
Property & Casualty Insurance - 1.7%
344	Allstate Corp.	38,762
91	American Financial Group, Inc.	11,067
184	Arch Capital Group Ltd. ADR (a)(b)	14,295
104	Axis Capital Holdings Ltd. ADR (b)	5,732
370	Chubb Ltd. ADR (b)	75,632
146	Cincinnati Financial Corp.	15,707
338	Fidelity National Financial, Inc.	13,239
130	First American Financial Corp.	8,239
39	Hanover Insurance Group, Inc.	4,426
251	Loews Corp.	15,725
4	Markel Group, Inc. (a)	5,799
364	Old Republic International Corp.	10,035
13	RLI Corp.	1,734
53	Selective Insurance Group, Inc.	5,469
299	Travelers Cos., Inc.	51,610
93	W.R. Berkley Corp.	5,737
		283,208
Publishing - 0.0% (c)
15	New York Times Co. - Class A	611
91	News Corp. - Class B	1,830
290	News Corp. - Class A	5,748
		8,189
Rail Transportation - 0.8%
654	CSX Corp.	21,791
113	Norfolk Southern Corp.	26,396
354	Union Pacific Corp.	82,135
		130,322
Real Estate Development - 0.0% (c)
26	Howard Hughes Corp. (a)	2,195

Real Estate Services - 0.2%
171	CBRE Group, Inc. - Class A (a)	14,246
65	Jones Lang LaSalle, Inc. (a)	10,826
41	Zillow Group, Inc. - Class A (a)	2,182
171	Zillow Group, Inc. - Class C (a)	9,261
		36,515
Regional Banks - 1.6%
143	Bank OZK	6,253
39	BOK Financial Corp.	3,474
637	Citizens Financial Group, Inc.	20,550

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
54	Commerce Bancshares, Inc.	$2,872
53	Cullen/Frost Bankers, Inc.	5,755
182	East West Bancorp, Inc.	11,322
29	First Financial Bankshares, Inc.	945
689	First Horizon Corp.	9,391
1,957	Huntington Bancshares, Inc.	23,954
221	M&T Bank Corp.	30,909
927	New York Community Bancorp, Inc.	12,857
91	Pinnacle Financial Partners, Inc.	6,907
91	Popular, Inc. ADR (b)	6,602
117	Prosperity Bancshares, Inc.	7,408
1,267	Regions Financial Corp.	25,809
97	SouthState Corp.	7,534
182	Synovus Financial Corp.	6,170
1,718	Truist Financial Corp.	57,072
169	United Bankshares, Inc.	5,651
221	Webster Financial Corp.	10,458
133	Western Alliance Bancorp	6,909
78	Wintrust Financial Corp.	6,580
195	Zions Bancorp NA	7,459
		282,841
Reinsurance - 0.3%
66	Everest Group Ltd. ADR (b)	23,794
91	Reinsurance Group of America, Inc.	12,772
54	RenaissanceRe Holdings Ltd. ADR (b)	10,085
		46,651
Renewable Electricity - 0.0% (c)
39	Clearway Energy, Inc. - Class A	962
104	Clearway Energy, Inc. - Class C	2,747
54	NextEra Energy Partners LP	2,940
		6,649
Research & Consulting Services - 0.1%
13	CACI International, Inc. - Class A (a)	4,556
119	Clarivate PLC ADR (a)(b)	1,132
104	Dun & Bradstreet Holdings, Inc.	1,229
30	Jacobs Solutions, Inc.	3,762
3	KBR, Inc.	184
65	Leidos Holdings, Inc.	6,079
42	Science Applications International Corp.	5,096
		22,038
Restaurants - 0.7%
276	Aramark	11,142
92	Darden Restaurants, Inc.	15,541
263	McDonald’s Corp.	77,112
117	Starbucks Corp.	11,884
2	Texas Roadhouse, Inc.	223
39	Wendy’s Co.	838

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
28	Yum! Brands, Inc.	$3,855
		120,595
Semiconductor Materials & Equipment - 0.2%
118	Amkor Technology, Inc.	3,433
66	Applied Materials, Inc.	10,005
13	Lam Research Corp.	9,340
65	MKS Instruments, Inc.	7,096
		29,874
Semiconductors - 2.6%
143	Analog Devices, Inc.	28,533
13	Cirrus Logic, Inc. (a)	1,050
5,437	Intel Corp.	194,481
173	Marvell Technology, Inc.	11,267
1,434	Micron Technology, Inc.	102,373
29	Qorvo, Inc. (a)	3,191
329	Qualcomm, Inc.	43,484
182	Skyworks Solutions, Inc.	20,815
17	Synaptics, Inc. (a)	1,535
157	Texas Instruments, Inc.	28,260
147	Wolfspeed, Inc. (a)	9,687
		444,676
Soft Drinks & Non-alcoholic Beverages - 0.9%
1,200	Coca-Cola Co.	74,316
1,177	Keurig Dr. Pepper, Inc.	40,030
266	PepsiCo, Inc.	49,864
		164,210
Specialized Consumer Services - 0.0% (c)
260	ADT, Inc.	1,659
173	H&R Block, Inc.	5,815
13	Service Corp. International	866
		8,340
Specialized Finance - 0.0% (c)
378	SoFi Technologies, Inc. (a)	4,328

Specialty Chemicals - 0.8%
39	Ashland, Inc.	3,563
134	Axalta Coating Systems Ltd. ADR (a)(b)	4,288
130	Celanese Corp.	16,301
561	DuPont de Nemours, Inc.	43,550
156	Eastman Chemical Co.	13,350
80	Ecolab, Inc.	14,651
313	International Flavors & Fragrances, Inc.	26,483
119	PPG Industries, Inc.	17,124
13	RPM International, Inc.	1,343
		140,653

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Steel - 0.8%
654	Cleveland-Cliffs, Inc. (a)	$11,543
146	Commercial Metals Co.	8,354
333	Nucor Corp.	57,306
78	Reliance Steel & Aluminum Co.	22,843
211	Steel Dynamics, Inc.	22,488
274	United States Steel Corp.	6,987
		129,521
Systems Software - 0.4%
13	Dolby Laboratories, Inc. - Class A	1,152
312	Gen Digital, Inc.	6,068
94	Oracle Corp.	11,020
13	Teradata Corp. (a)	739
304	VMware, Inc. - Class A (a)	47,920
		66,899
Technology Distributors - 0.1%
79	Arrow Electronics, Inc. (a)	11,261
58	TD SYNNEX Corp.	5,725
		16,986
Technology Hardware, Storage & Peripherals - 0.8%
325	Dell Technologies, Inc. - Class C	17,199
1,664	Hewlett Packard Enterprise Co.	28,920
1,170	HP, Inc.	38,411
209	NetApp, Inc.	16,304
260	Seagate Technology Holdings PLC ADR (b)	16,510
437	Western Digital Corp. (a)	18,599
		135,943
Tobacco - 1.8%
2,446	Altria Group, Inc.	111,097
2,041	Philip Morris International, Inc.	203,529
		314,626
Trading Companies & Distributors - 0.4%
130	Air Lease Corp.	5,504
26	Fastenal Co.	1,524
146	Ferguson PLC ADR (b)	23,597
65	MSC Industrial Direct Co., Inc. - Class A	6,560
26	United Rentals, Inc.	12,082
13	Watsco, Inc.	4,916
65	WESCO International, Inc.	11,412
		65,595
Transaction & Payment Processing Services - 0.4%
26	Euronet Worldwide, Inc. (a)	2,285
767	Fidelity National Information Services, Inc.	46,311
210	Global Payments, Inc.	23,153
494	Western Union Co.	6,017
		77,766

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Water Utilities - 0.0% (c)
40	American Water Works Co., Inc.	$5,897
40	Essential Utilities, Inc.	1,692
		7,589
Wireless Telecommunication Services - 0.2%
276	T-Mobile US, Inc. (a)	38,025
	TOTAL COMMON STOCKS (Cost $15,426,021)	16,341,404

REAL ESTATE INVESTMENT TRUSTS - 3.9%
Data Center REITs - 0.1%
157	Digital Realty Trust, Inc.	19,565

Diversified REITs - 0.1%
288	W.P. Carey, Inc.	19,449

Health Care REITs - 0.6%
494	Healthcare Realty Trust, Inc.	9,648
481	Healthpeak Properties, Inc.	10,500
754	Medical Properties Trust, Inc.	7,608
299	Omega Healthcare Investors, Inc.	9,538
520	Ventas, Inc.	25,230
524	Welltower, Inc.	43,047
		105,571
Hotel & Resort REITs - 0.1%
897	Host Hotels & Resorts, Inc.	16,505

Industrial REITs - 0.1%
341	Americold Realty Trust, Inc.	11,055
3	EastGroup Properties, Inc.	532
40	First Industrial Realty Trust, Inc.	2,068
2	Prologis, Inc.	250
111	STAG Industrial, Inc.	4,029
		17,934
Mortgage REITs - 0.3%
772	AGNC Investment Corp.	7,867
685	Annaly Capital Management, Inc.	13,762
208	Blackstone Mortgage Trust, Inc. - Class A	4,782
598	Rithm Capital Corp.	6,028
377	Starwood Property Trust, Inc.	7,819
		40,258
Multi-Family Residential REITs - 0.4%
104	AvalonBay Communities, Inc.	19,620
26	Camden Property Trust	2,836
326	Equity Residential	21,496
53	Essex Property Trust, Inc.	12,908
26	Mid-America Apartment Communities, Inc.	3,891
211	UDR, Inc.	8,626
		69,377

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Office REITs - 0.3%
228	Alexandria Real Estate Equities, Inc.	$28,655
184	Boston Properties, Inc.	12,260
196	Cousins Properties, Inc.	4,788
143	Kilroy Realty Corp.	5,105
221	Vornado Realty Trust	4,968
		55,776
Other Specialized REITs - 0.4%
276	Gaming and Leisure Properties, Inc.	13,099
132	Iron Mountain, Inc.	8,105
78	Lamar Advertising Co. - Class A	7,699
1,319	VICI Properties, Inc.	41,522
		70,425
Retail REITs - 0.9%
78	Agree Realty Corp.	5,053
390	Brixmor Property Group, Inc.	8,869
67	Federal Realty Investment Trust	6,802
767	Kimco Realty Corp.	15,539
208	NNN REIT, Inc.	8,877
677	Realty Income Corp.	41,277
169	Regency Centers Corp.	11,075
418	Simon Property Group, Inc.	52,083
		149,575
Retail REITs - 0.1%
169	Spirit Realty Capital, Inc.	6,816

Self-Storage REITs - 0.3%
106	CubeSmart	4,596
76	Extra Space Storage, Inc.	10,668
52	National Storage Affiliates Trust	1,757
122	Public Storage	34,374
		51,395
Telecom Tower REITs - 0.0% (c)
26	Crown Castle, Inc.	2,816

Timber REITs - 0.2%
107	Rayonier, Inc.	3,544
949	Weyerhaeuser Co.	32,323
		35,867
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $640,387)	661,329

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
12,381	First American Government Obligations Fund - Class X, 5.14% (e)	12,381
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,381)	12,381

The accompanying notes are an integral part of these financial statements.

Strive 1000 Value ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
MONEY MARKET FUNDS - 0.5%
78,413	First American Government Obligations Fund - Class X, 5.14% (e)	$78,413
	TOTAL MONEY MARKET FUNDS (Cost $78,413)	78,413

	TOTAL INVESTMENTS (Cost $16,157,202) - 100.0%	$17,093,527
	Other Assets in Excess of Liabilities - 0.0% (c)	7,003
	TOTAL NET ASSETS - 100.0%	$17,100,530

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Represents less than 0.05% of net assets.
(d)	This security or a portion of this security was out on loan as of July 31, 2023. Total loaned securities had a market value of $12,391 as of July 31, 2023.
(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments
July 31, 2023

Shares		Value
COMMON STOCKS - 93.3%
Aerospace & Defense - 1.4%
1,190	BWX Technologies, Inc.	$82,110
1,108	Hexcel Corp.	78,313
740	Mercury Systems, Inc. (a)	28,105
376	Moog, Inc. - Class A	39,645
545	Parsons Corp. (a)	26,934
3,527	Rocket Lab USA, Inc. (a)	25,994
1,361	Spirit AeroSystems Holdings, Inc. - Class A	43,307
		324,408
Air Freight & Logistics - 0.3%
340	Forward Air Corp.	40,406
410	Hub Group, Inc. - Class A (a)	36,953
		77,359
Alternative Carriers - 0.3%
561	Cogent Communications Holdings, Inc.	34,356
8,841	Globalstar, Inc. (a)	9,548
13,297	Lumen Technologies, Inc.	23,802
		67,706
Aluminum - 0.2%
1,276	Arconic Corp. (a)	38,140

Apparel Retail - 0.8%
2,459	American Eagle Outfitters, Inc.	34,549
392	Boot Barn Holdings, Inc. (a)	36,809
1,190	Foot Locker, Inc.	31,975
3,554	Gap, Inc.	36,606
783	Urban Outfitters, Inc. (a)	28,478
1,046	Victoria’s Secret & Co. (a)	21,433
		189,850
Apparel, Accessories & Luxury Goods - 0.5%
478	Carter’s, Inc.	35,855
4,404	Hanesbrands, Inc.	23,209
701	Kontoor Brands, Inc.	29,694
2,466	Under Armour, Inc. - Class C (a)	18,298
2,538	Under Armour, Inc. - Class A (a)	20,456
		127,512
Application Software - 5.6%
1,430	ACI Worldwide, Inc. (a)	33,162
616	Alarm.com Holdings, Inc. (a)	34,009
680	Altair Engineering, Inc. - Class A (a)	50,959
766	Alteryx, Inc. - Class A (a)	31,758
232	Appfolio, Inc. - Class A (a)	41,897
2,162	AppLovin Corp. - Class A (a)	67,887
953	Asana, Inc. - Class A (a)	23,139
702	Blackbaud, Inc. (a)	52,966
734	BlackLine, Inc. (a)	42,631
1,847	Box, Inc. - Class A (a)	57,719

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
629	Braze, Inc. - Class A (a)	$28,594
2,274	CCC Intelligent Solutions Holdings, Inc. (a)	25,059
1,132	Clear Secure, Inc. - Class A	26,840
978	Clearwater Analytics Holdings, Inc. - Class A (a)	16,851
1,387	DoubleVerify Holdings, Inc. (a)	58,393
552	EngageSmart, Inc. (a)	10,466
647	Envestnet, Inc. (a)	40,101
920	Five9, Inc. (a)	80,730
2,023	Freshworks, Inc. - Class A (a)	37,749
461	Informatica, Inc. - Class A (a)	8,777
265	Instructure Holdings, Inc. (a)	7,200
877	Jamf Holding Corp. (a)	19,048
115	MicroStrategy, Inc. - Class A (a)	50,356
868	nCino, Inc. (a)	28,080
1,720	NCR Corp. (a)	46,234
699	New Relic, Inc. (a)	58,702
1,116	PagerDuty, Inc. (a)	28,927
554	Pegasystems, Inc.	29,224
687	PowerSchool Holdings, Inc. - Class A (a)	16,605
1,124	RingCentral, Inc. - Class A (a)	46,489
1,078	Sprinklr, Inc. - Class A (a)	15,135
595	Sprout Social, Inc. - Class A (a)	33,998
477	SPS Commerce, Inc. (a)	86,046
861	Verint Systems, Inc. (a)	32,176
608	Workiva, Inc. (a)	64,016
		1,331,923
Asset Management & Custody Banks - 1.0%
867	Artisan Partners Asset Management, Inc. - Class A	35,972
345	Cohen & Steers, Inc.	22,187
1,122	Federated Hermes, Inc.	37,957
743	Focus Financial Partners, Inc. - Class A (a)	38,881
431	Hamilton Lane, Inc. - Class A	38,113
1,730	Janus Henderson Group PLC ADR (b)	50,776
735	StepStone Group, Inc. - Class A	20,631
		244,517
Automobile Manufacturers - 0.4%
2,580	Fisker, Inc. (a)(c)	15,919
631	Thor Industries, Inc.	72,874
		88,793
Automotive Parts & Equipment - 1.5%
1,224	Adient PLC ADR (a)(b)	52,093
1,709	Dana, Inc.	32,437
343	Dorman Products, Inc. (a)	29,049
545	Fox Factory Holding Corp. (a)	60,986
425	Gentherm, Inc. (a)	25,402
324	LCI Industries	44,151
3,054	Luminar Technologies, Inc. (a)(c)	22,600

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
2,978	QuantumScape Corp. (a)(c)	$39,637
368	Visteon Corp. (a)	56,705
		363,060
Automotive Retail - 0.5%
282	Asbury Automotive Group, Inc. (a)	63,619
531	Camping World Holdings, Inc. - Class A	17,008
179	Group 1 Automotive, Inc.	46,277
		126,904
Biotechnology - 3.9%
1,569	ACADIA Pharmaceuticals, Inc. (a)	45,878
2,146	Alkermes PLC ADR (a)(b)	62,835
852	Alvotech S.A. ADR (a)(b)	8,350
3,730	Amicus Therapeutics, Inc. (a)	50,803
1,347	Arrowhead Pharmaceuticals, Inc. (a)	46,498
919	Beam Therapeutics, Inc. (a)	28,370
773	Blueprint Medicines Corp. (a)	51,018
757	Cerevel Therapeutics Holdings, Inc. (a)	23,157
992	CRISPR Therapeutics AG ADR (a)(b)	56,871
1,190	Cytokinetics, Inc. (a)	39,687
1,305	Denali Therapeutics, Inc. (a)	37,101
680	Immunovant, Inc. (a)	15,524
1,734	Insmed, Inc. (a)	38,304
1,080	Intellia Therapeutics, Inc. (a)	45,716
187	Madrigal Pharmaceuticals, Inc. (a)	38,391
665	Mirati Therapeutics, Inc. (a)	20,130
1,389	Natera, Inc. (a)	62,811
478	ProKidney Corp. ADR (a)(b)(c)	6,128
503	Prothena Corp. PLC ADR (a)(b)	34,642
957	PTC Therapeutics, Inc. (a)	38,605
1,513	Relay Therapeutics, Inc. (a)	19,064
1,277	REVOLUTION Medicines, Inc. (a)	33,521
666	Sage Therapeutics, Inc. (a)	23,097
859	Ultragenyx Pharmaceutical, Inc. (a)	37,040
1,072	Vaxcyte, Inc. (a)	51,520
1,347	Vir Biotechnology, Inc. (a)	18,966
		934,027
Brewers - 0.2%
121	Boston Beer Co., Inc. - Class A (a)	44,944

Broadcasting - 0.2%
2,875	TEGNA, Inc.	48,588

Broadline Retail - 0.5%
1,411	Kohl’s Corp.	40,143
1,278	Nordstrom, Inc. (c)	29,535
801	Ollie’s Bargain Outlet Holdings, Inc. (a)	58,377
		128,055

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Building Products - 2.0%
598	AAON, Inc.	$62,944
580	Armstrong World Industries, Inc.	44,868
1,547	AZEK Co., Inc. (a)	48,265
677	Griffon Corp.	28,243
1,437	Hayward Holdings, Inc. (a)	19,197
1,898	Resideo Technologies, Inc. (a)	35,530
554	Simpson Manufacturing Co., Inc.	87,531
802	UFP Industries, Inc.	82,413
1,830	Zurn Elkay Water Solutions Corp. - Class C	55,704
		464,695
Cable & Satellite - 0.2%
66	Cable One, Inc.	47,780

Cargo Ground Transportation - 0.9%
572	Ryder System, Inc.	58,430
587	Schneider National, Inc. - Class B	18,085
737	Werner Enterprises, Inc.	34,654
1,446	XPO, Inc. (a)	100,121
		211,290
Casinos & Gaming - 0.6%
1,360	International Game Technology PLC (b)	46,009
2,048	Penn Entertainment, Inc. (a)	53,842
629	Red Rock Resorts, Inc. - Class A	30,507
1,175	Sportradar Holding AG - Class A ADR (a)(b)	17,308
		147,666
Coal & Consumable Fuels - 0.3%
238	Arch Resources, Inc.	30,569
391	Enviva, Inc.	5,267
1,619	Peabody Energy Corp.	36,330
		72,166
Commercial & Residential Mortgage Finance - 1.3%
375	Enact Holdings, Inc.	10,200
1,379	Essent Group Ltd. ADR (b)	68,398
3,811	MGIC Investment Corp.	63,796
810	Mr Cooper Group, Inc. (a)	46,956
306	PennyMac Financial Services, Inc.	23,020
2,040	Radian Group, Inc.	54,937
648	TFS Financial Corp.	9,402
411	Walker & Dunlop, Inc.	37,393
		314,102
Commercial Printing - 0.1%
602	Brady Corp. - Class A	31,051

Commodity Chemicals - 0.3%
746	Cabot Corp.	52,966
1,547	Tronox Holdings PLC ADR (b)	20,560
		73,526

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Communications Equipment - 0.9%
756	Calix, Inc. (a)	$34,103
1,691	Extreme Networks, Inc. (a)	44,964
875	Lumentum Holdings, Inc. (a)	45,815
922	NetScout Systems, Inc. (a)	25,770
952	Viasat, Inc. (a)	29,455
2,856	Viavi Solutions, Inc. (a)	31,045
		211,152
Construction & Engineering - 1.3%
425	Ameresco, Inc. - Class A (a)	24,739
2,468	API Group Corp. (a)	70,980
632	Arcosa, Inc.	48,778
462	Comfort Systems USA, Inc.	80,374
368	Dycom Industries, Inc. (a)	36,645
1,888	Fluor Corp. (a)	58,490
		320,006
Construction Machinery & Heavy Transportation Equipment - 0.8%
1,190	Allison Transmission Holdings, Inc.	69,841
782	Federal Signal Corp.	47,772
887	Terex Corp.	52,005
1,100	Trinity Industries, Inc.	28,842
		198,460
Construction Materials - 0.6%
469	Eagle Materials, Inc.	86,470
1,583	Summit Materials, Inc. - Class A (a)	57,273
		143,743
Consumer Electronics - 0.1%
1,639	Sonos, Inc. (a)	28,092

Consumer Finance - 0.9%
493	FirstCash Holdings, Inc.	46,973
1,190	Navient Corp.	22,658
175	Nelnet, Inc. - Class A	17,269
1,568	OneMain Holdings, Inc.	71,313
3,133	SLM Corp.	50,692
		208,905
Consumer Staples Merchandise Retail - 0.1%
325	PriceSmart, Inc.	25,262

Data Processing & Outsourced Services - 0.5%
796	Maximus, Inc.	66,673
238	TTEC Holdings, Inc.	8,197
1,811	Verra Mobility Corp. (a)	38,013
		112,883
Diversified Chemicals - 0.3%
1,924	Chemours Co.	71,150

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Diversified Financial Services - 0.2%
1,056	Jackson Financial, Inc. - Class A	$34,868

Diversified Real Estate Activities - 0.1%
478	St Joe Co.	30,343

Diversified Support Services - 0.2%
825	Driven Brands Holdings, Inc. (a)	21,343
193	UniFirst Corp.	31,324
		52,667
Education Services - 0.9%
750	Bright Horizons Family Solutions, Inc. (a)	72,773
1,564	Chegg, Inc. (a)	15,843
404	Duolingo, Inc. (a)	62,697
46	Graham Holdings Co. - Class B	26,991
393	Grand Canyon Education, Inc. (a)	42,660
		220,964
Electric Utilities - 1.5%
754	ALLETE, Inc.	43,302
1,423	Hawaiian Electric Industries, Inc.	54,629
663	IDACORP, Inc.	68,170
470	MGE Energy, Inc.	37,713
534	Otter Tail Corp.	43,259
1,105	PNM Resources, Inc.	49,526
1,164	Portland General Electric Co.	55,488
		352,087
Electrical Components & Equipment - 1.5%
1,942	Array Technologies, Inc. (a)	36,995
510	Atkore, Inc. (a)	80,922
3,779	ChargePoint Holdings, Inc. (a)(c)	32,726
222	Encore Wire Corp.	37,893
523	EnerSys	56,651
496	Fluence Energy, Inc. (a)	14,503
2,170	Shoals Technologies Group, Inc. - Class A (a)	56,333
1,073	SunPower Corp. (a)	10,591
293	Vicor Corp. (a)	27,035
		353,649
Electronic Components - 0.6%
553	Belden, Inc.	53,442
245	Rogers Corp. (a)	41,309
1,707	Vishay Intertechnology, Inc.	48,052
		142,803
Electronic Equipment & Instruments - 1.0%
485	Advanced Energy Industries, Inc.	60,712
389	Badger Meter, Inc.	64,045
581	Itron, Inc. (a)	45,707
2,063	Vontier Corp.	63,809
		234,273

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Electronic Manufacturing Services - 0.6%
375	IPG Photonics Corp. (a)	$49,293
352	Plexus Corp. (a)	34,667
766	Sanmina Corp. (a)	47,077
		131,037
Environmental & Facilities Services - 0.6%
871	ABM Industries, Inc.	40,310
668	Casella Waste Systems, Inc. - Class A (a)	53,901
1,232	Stericycle, Inc. (a)	52,348
		146,559
Fertilizers & Agricultural Chemicals - 0.2%
531	Scotts Miracle-Gro Co.	37,191

Food Distributors - 0.1%
752	United Natural Foods, Inc. (a)	15,642

Food Retail - 0.4%
1,159	Grocery Outlet Holding Corp. (a)	38,769
1,361	Sprouts Farmers Market, Inc. (a)	53,419
206	Weis Markets, Inc.	13,666
		105,854
Footwear - 0.1%
918	Steven Madden Ltd.	30,643

Forest Products - 0.3%
835	Louisiana-Pacific Corp.	63,569

Gas Utilities - 1.2%
1,195	National Fuel Gas Co.	63,466
1,267	New Jersey Resources Corp.	56,635
710	ONE Gas, Inc.	56,182
901	Southwest Gas Holdings, Inc.	59,412
667	Spire, Inc.	42,401
		278,096
Health Care Distributors - 0.2%
886	AdaptHealth Corp. (a)	12,174
1,143	Patterson Cos., Inc.	37,593
		49,767
Health Care Equipment - 2.1%
632	Axonics, Inc. (a)	38,154
393	CONMED Corp.	47,573
651	Enovis Corp. (a)	41,599
613	Glaukos Corp. (a)	47,287
568	Inari Medical, Inc. (a)	32,416
884	Inmode Ltd. ADR (a)(b)	37,932
428	Integer Holdings Corp. (a)	39,581
935	Integra LifeSciences Holdings Corp. (a)	42,514

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
393	iRhythm Technologies, Inc. (a)	$41,289
702	LivaNova PLC ADR (a)(b)	41,032
683	NuVasive, Inc. (a)	28,146
580	Omnicell, Inc. (a)	36,627
851	Tandem Diabetes Care, Inc. (a)	29,717
		503,867
Health Care Facilities - 0.6%
705	Ensign Group, Inc.	68,293
1,365	Select Medical Holdings Corp.	40,964
887	Surgery Partners, Inc. (a)	34,265
		143,522
Health Care Services - 1.3%
425	Agiliti, Inc. (a)	7,297
418	Amedisys, Inc. (a)	37,971
528	AMN Healthcare Services, Inc. (a)	56,575
119	CorVel Corp. (a)	24,343
1,280	Guardant Health, Inc. (a)	49,946
714	MSP Recovery, Inc. (a)	145
2,195	Option Care Health, Inc. (a)	74,147
1,514	Premier, Inc. - Class A	42,014
819	Privia Health Group, Inc. (a)	22,866
		315,304
Health Care Supplies - 1.4%
654	Haemonetics Corp. (a)	60,325
303	ICU Medical, Inc. (a)	53,989
871	Lantheus Holdings, Inc. (a)	75,333
734	Merit Medical Systems, Inc. (a)	54,808
2,588	Neogen Corp. (a)	60,016
622	STAAR Surgical Co. (a)	34,067
		338,538
Health Care Technology - 0.6%
1,515	Certara, Inc. (a)	29,497
1,388	Evolent Health, Inc. - Class A (a)	42,181
936	GoodRx Holdings, Inc. - Class A (a)	8,649
2,029	Teladoc Health, Inc. (a)	60,403
		140,730
Heavy Electrical Equipment - 0.2%
2,341	Bloom Energy Corp. - Class A (a)	41,810
687	NuScale Power Corp. (a)	5,207
		47,017
Home Furnishings - 0.2%
1,684	Leggett & Platt, Inc.	49,274

Homebuilding - 1.6%
104	Cavco Industries, Inc. (a)	30,748
313	Installed Building Products, Inc.	46,330
969	KB Home	52,297

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
264	LGI Homes, Inc. (a)	$36,630
752	MDC Holdings, Inc.	38,563
468	Meritage Homes Corp.	69,709
683	Skyline Champion Corp. (a)	47,578
1,366	Taylor Morrison Home Corp. (a)	66,142
		387,997
Hotels, Resorts & Cruise Lines - 0.5%
189	Global Business Travel Group I (a)	1,331
1,092	Hilton Grand Vacations, Inc. (a)	50,778
4,200	Sabre Corp. (a)	17,220
969	Travel + Leisure Co.	39,467
		108,796
Household Appliances - 0.2%
306	Helen of Troy Ltd. ADR (a)(b)	43,238

Household Products - 0.5%
965	Energizer Holdings, Inc.	34,451
528	Spectrum Brands Holdings, Inc.	41,400
178	WD-40 Co.	40,851
		116,702
Human Resource & Employment Services - 1.3%
4,361	Alight, Inc. - Class A (a)	42,651
621	ASGN, Inc. (a)	47,395
471	Insperity, Inc.	55,413
664	Korn Ferry	34,980
669	ManpowerGroup, Inc.	52,771
871	Paycor HCM, Inc. (a)	23,395
443	TriNet Group, Inc. (a)	46,617
		303,222
Industrial Machinery & Supplies & Components - 2.6%
402	Albany International Corp. - Class A	38,705
268	EnPro Industries, Inc.	37,193
756	Esab Corp.	51,937
325	ESCO Technologies, Inc.	32,679
1,685	Flowserve Corp.	63,626
531	Franklin Electric Co., Inc.	52,473
1,396	Gates Industrial Corp. PLC ADR (a)(b)	19,014
801	Hillenbrand, Inc.	41,604
415	John Bean Technologies Corp.	51,298
148	Kadant, Inc.	32,982
1,037	Kennametal, Inc.	31,608
738	Mueller Industries, Inc.	59,822
580	SPX Technologies, Inc. (a)	49,074
359	Watts Water Technologies, Inc. - Class A	66,964
		628,979

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Insurance Brokers - 0.1%
792	BRP Group, Inc. - Class A (a)	$19,729
256	Hagerty, Inc. - Class A (a)	2,260
		21,989
Interactive Home Entertainment - 0.0% (d)
597	Playtika Holding Corp. (a)	7,128

Interactive Media & Services - 0.8%
1,203	Bumble, Inc. - Class A (a)	22,280
1,024	IAC, Inc. (a)	71,270
852	Rumble, Inc. (a)(c)	7,344
307	Shutterstock, Inc.	15,795
1,345	TripAdvisor, Inc. (a)	25,084
599	Ziff Davis, Inc. (a)	43,439
		185,212
Internet Services & Infrastructure - 0.2%
731	DigitalOcean Holdings, Inc. (a)	36,199
612	Squarespace, Inc. - Class A (a)	20,282
		56,481
Investment Banking & Brokerage - 1.0%
414	Evercore, Inc. - Class A	55,914
1,411	Lazard Ltd. - Class A ADR (b)	49,525
829	Moelis & Co. - Class A	40,480
233	Piper Sandler Cos.	34,102
289	PJT Partners, Inc. - Class A	22,921
1,242	Virtu Financial, Inc. - Class A	23,052
		225,994
IT Consulting & Other Services - 0.3%
2,945	Kyndryl Holdings, Inc. (a)	40,229
443	Perficient, Inc. (a)	28,259
1,088	Thoughtworks Holding, Inc. (a)	7,714
		76,202
Leisure Facilities - 0.3%
497	Bowlero Corp. (a)	6,029
716	Life Time Group Holdings, Inc. (a)	12,952
460	SeaWorld Entertainment, Inc. (a)	25,470
982	Six Flags Entertainment Corp. (a)	23,470
		67,921
Leisure Products - 0.6%
391	Acushnet Holdings Corp.	23,315
4,124	Peloton Interactive, Inc. - Class A (a)	40,044
1,837	Topgolf Callaway Brands Corp. (a)	36,685
1,126	YETI Holdings, Inc. (a)	47,968
		148,012

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Life & Health Insurance - 1.0%
1,095	American Equity Investment Life Holding Co.	$58,769
886	Brighthouse Financial, Inc. (a)	46,187
1,447	CNO Financial Group, Inc.	37,217
208	F&G Annuities & Life, Inc.	5,450
6,360	Genworth Financial, Inc. - Class A (a)	37,270
2,177	Lincoln National Corp.	61,043
		245,936
Life Sciences Tools & Services - 0.7%
894	Azenta, Inc. (a)	42,000
1,413	Maravai LifeSciences Holdings, Inc. - Class A (a)	15,981
3,005	Pacific Biosciences of California, Inc. (a)	39,696
1,260	Sotera Health Co. (a)	23,915
1,326	Syneos Health, Inc. (a)	56,236
		177,828
Managed Health Care - 0.5%
1,056	Alignment Healthcare, Inc. (a)	6,558
1,090	HealthEquity, Inc. (a)	74,055
1,007	Progyny, Inc. (a)	42,052
		122,665
Marine Transportation - 0.6%
797	Kirby Corp. (a)	64,940
459	Matson, Inc.	42,898
		107,838
Metal, Glass & Plastic Containers - 0.3%
1,734	Ardagh Metal Packaging S.A. ADR (b)	6,555
35	Greif, Inc. - Class B	2,767
326	Greif, Inc. - Class A	24,114
1,976	O-I Glass, Inc. (a)	45,369
		78,805
Mortgage REITs - 0.1%
1,591	Claros Mortgage Trust, Inc.	19,601

Movies & Entertainment - 0.3%
6,698	AMC Entertainment Holdings, Inc. - Class A (a)(c)	33,289
222	Madison Square Garden Sports Corp.	47,231
		80,520
Multi-Utilities - 0.6%
976	Avista Corp.	37,713
851	Black Hills Corp.	51,341
772	NorthWestern Corp.	43,595
		132,649
Office Services & Supplies - 0.3%
479	MSA Safety, Inc.	79,514

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Oil & Gas Drilling - 1.0%
1,186	Helmerich & Payne, Inc.	$53,097
1,445	Noble Corp. PLC ADR (b)	75,530
2,756	Patterson-UTI Energy, Inc.	43,655
8,407	Transocean Ltd. ADR (a)(b)	73,982
		246,264
Oil & Gas Equipment & Services - 0.8%
820	Cactus, Inc. - Class A	41,640
2,091	Liberty Energy, Inc.	34,439
2,521	NexTier Oilfield Solutions, Inc. (a)	30,050
1,030	ProFrac Holding Corp. - Class A (a)	13,256
938	Weatherford International PLC ADR (a)(b)	77,948
		197,333
Oil & Gas Exploration & Production - 1.7%
920	California Resources Corp.	49,082
803	Callon Petroleum Co. (a)	30,161
2,098	CNX Resources Corp. (a)	42,799
1,190	Comstock Resources, Inc.	15,173
493	Crescent Energy Co. - Class A	5,852
633	Denbury, Inc. (a)	55,647
171	HighPeak Energy, Inc.	2,591
2,368	Magnolia Oil & Gas Corp. - Class A	52,451
972	Northern Oil and Gas, Inc.	38,268
1,037	Sitio Royalties Corp. - Class A	28,352
1,583	SM Energy Co.	57,447
978	Viper Energy Partners LP	26,523
		404,346
Oil & Gas Refining & Marketing - 0.1%
374	CVR Energy, Inc.	13,741

Oil & Gas Storage & Transportation - 1.2%
4,192	Antero Midstream Corp.	50,052
1,259	DT Midstream, Inc.	67,382
5,430	Equitrans Midstream Corp.	56,309
222	Excelerate Energy, Inc. - Class A	4,711
1,329	Golar LNG Ltd. ADR (b)	32,055
204	Kinetik Holdings, Inc.	7,344
2,398	Plains GP Holdings LP - Class A	37,625
699	Scorpio Tankers, Inc. ADR (b)	32,881
		288,359
Other Specialty Retail - 0.7%
1,003	Academy Sports & Outdoors, Inc.	59,969
2,200	Leslie’s, Inc. (a)	14,014
1,063	National Vision Holdings, Inc. (a)	22,993
502	ODP Corp. (a)	25,040
1,005	Petco Health & Wellness Co., Inc. (a)	8,201
566	Signet Jewelers Ltd. ADR (b)	45,557
		175,774

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Packaged Foods & Meats - 1.5%
494	Cal-Maine Foods, Inc.	$22,818
635	Freshpet, Inc. (a)	46,698
1,718	Hostess Brands, Inc. (a)	41,301
156	J & J Snack Foods Corp.	25,010
255	Lancaster Colony Corp.	49,121
690	Post Holdings, Inc. (a)	58,857
3	Seaboard Corp.	10,815
1,259	Simply Good Foods Co. (a)	48,736
166	Tootsie Roll Industries, Inc.	5,787
721	TreeHouse Foods, Inc. (a)	37,211
886	Utz Brands, Inc.	14,841
		361,195
Passenger Airlines - 0.2%
102	Copa Holdings S.A. - Class A ADR (b)	12,038
461	Frontier Group Holdings, Inc. (a)	4,287
1,022	JetBlue Airways Corp. (a)	7,941
3,673	Joby Aviation, Inc. (a)	32,873
		57,139
Personal Care Products - 0.8%
1,752	BellRing Brands, Inc. (a)	62,984
671	elf Beauty, Inc. (a)	78,319
240	Inter Parfums, Inc.	35,894
1,108	Olaplex Holdings, Inc. (a)	3,989
		181,186
Pharmaceuticals - 1.3%
667	Amylyx Pharmaceuticals, Inc. (a)	15,641
461	Axsome Therapeutics, Inc. (a)	36,175
1,092	Corcept Therapeutics, Inc. (a)	27,824
412	Harmony Biosciences Holdings, Inc. (a)	14,572
1,140	Intra-Cellular Therapies, Inc. (a)	70,498
1,736	Perrigo Co. PLC ADR (b)	63,607
650	Prestige Consumer Healthcare, Inc. (a)	42,387
1,124	Revance Therapeutics, Inc. (a)	26,560
85	Scilex Holding Co. (a)	465
698	Supernus Pharmaceuticals, Inc. (a)	21,422
		319,151
Property & Casualty Insurance - 1.1%
748	Assured Guaranty Ltd. ADR (b)	44,715
1,006	Axis Capital Holdings Ltd. ADR (b)	55,451
427	Hanover Insurance Group, Inc.	48,456
833	Kemper Corp.	42,458
493	Trupanion, Inc. (a)	15,209
32	White Mountains Insurance Group Ltd. ADR (b)	49,505
		255,794
Publishing - 0.1%
544	John Wiley & Sons, Inc. - Class A	18,621

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Real Estate Development - 0.2%
444	Howard Hughes Corp. (a)	$37,487

Real Estate Operating Companies - 0.1%
1,496	Kennedy-Wilson Holdings, Inc.	24,684

Real Estate Services - 0.1%
2,074	Cushman & Wakefield PLC ADR (a)(b)	20,387

Regional Banks - 6.8%
882	Ameris Bancorp	38,499
1,973	Associated Banc-Corp	37,388
986	Atlantic Union Bankshares Corp.	31,532
748	Axos Financial, Inc. (a)	35,156
222	BancFirst Corp.	22,178
495	Bank of Hawaii Corp.	28,279
1,412	Bank OZK	61,747
971	BankUnited, Inc.	28,975
2,329	Cadence Bank	58,341
918	Cathay General Bancorp	34,921
2,705	Columbia Banking System, Inc.	60,457
493	Columbia Financial, Inc. (a)	8,618
719	Community Bank System, Inc.	38,704
1,683	CVB Financial Corp.	31,758
2,169	Eastern Bankshares, Inc.	30,626
2,313	First BanCorp/Puerto Rico ADR (b)	34,348
1,157	First Financial Bancorp	26,715
1,819	First Financial Bankshares, Inc.	59,281
1,670	First Hawaiian, Inc.	34,552
1,091	First Interstate BancSystem, Inc. - Class A	31,344
783	First Merchants Corp.	25,150
4,746	FNB Corp.	60,701
2,091	Fulton Financial Corp.	29,901
1,429	Glacier Bancorp, Inc.	46,728
1,098	Hancock Whitney Corp.	48,323
2,465	Home BancShares Inc/AR	59,924
578	Independent Bank Corp.	34,825
470	Independent Bank Group, Inc.	21,089
733	International Bancshares Corp.	36,386
3,747	Old National Bancorp	63,811
1,227	Pacific Premier Bancorp, Inc.	31,338
1,685	PacWest Bancorp	15,671
905	Popular, Inc. ADR (b)	65,658
647	ServisFirst Bancshares, Inc.	38,613
1,615	Simmons First National Corp. - Class A	32,607
615	Texas Capital Bancshares, Inc. (a)	39,268
514	UMB Financial Corp.	36,494
1,778	United Bankshares, Inc.	59,456

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
1,470	United Community Banks Inc/GA	$42,733
801	Wintrust Financial Corp.	67,572
799	WSFS Financial Corp.	34,956
		1,624,623
Reinsurance - 0.2%
168	Enstar Group Ltd. ADR (a)(b)	42,988

Renewable Electricity - 0.3%
665	Ormat Technologies, Inc.	54,065
1,329	Sunnova Energy International, Inc. (a)	23,470
		77,535
Research & Consulting Services - 0.4%
631	CBIZ, Inc. (a)	33,374
667	Exponent, Inc.	59,750
		93,124
Restaurants - 0.9%
291	Cracker Barrel Old Country Store, Inc.	27,121
408	Papa John’s International, Inc.	33,742
504	Shake Shack, Inc. - Class A (a)	39,141
2,319	Wendy’s Co.	49,835
396	Wingstop, Inc.	66,758
		216,597
Security & Alarm Services - 0.2%
595	Brink’s Co.	43,411

Semiconductor Materials & Equipment - 0.9%
418	Axcelis Technologies, Inc. (a)	83,801
715	Kulicke & Soffa Industries, Inc.	42,814
646	Onto Innovation, Inc. (a)	80,311
		206,926
Semiconductors - 2.3%
498	Ambarella, Inc. ADR (a)(b)	41,543
724	Cirrus Logic, Inc. (a)	58,499
1,114	Credo Technology Group Holding Ltd. ADR (a)(b)	18,905
572	Diodes, Inc. (a)	54,048
303	Impinj, Inc. (a)	20,186
723	MACOM Technology Solutions Holdings, Inc. (a)	50,552
956	MaxLinear, Inc. (a)	23,585
732	Power Integrations, Inc.	71,106
1,395	Rambus, Inc. (a)	87,341
408	Silicon Laboratories, Inc. (a)	60,849
206	SiTime Corp. (a)	26,576
510	Synaptics, Inc. (a)	46,058
		559,248
Silver - 0.2%
7,297	Hecla Mining Co.	42,031

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Soft Drinks & Non-alcoholic Beverages - 0.2%
62	Coca-Cola Consolidated, Inc.	$39,271
291	National Beverage Corp. (a)	15,379
		54,650
Specialized Consumer Services - 0.0% (d)
1,193	Mister Car Wash, Inc. (a)	11,846

Specialized Finance - 0.5%
10,066	SoFi Technologies, Inc. (a)	115,256

Specialty Chemicals - 2.2%
1,169	Avient Corp.	47,380
427	Balchem Corp.	57,534
2,925	Element Solutions, Inc.	61,308
18,049	Ginkgo Bioworks Holdings, Inc. (a)(c)	45,303
706	HB Fuller Co.	52,265
446	Ingevity Corp. (a)	28,553
318	Innospec, Inc.	34,071
2,388	Livent Corp. (a)	58,793
91	NewMarket Corp.	41,105
178	Quaker Chemical Corp.	35,668
544	Sensient Technologies Corp.	34,838
272	Stepan Co.	26,063
		522,881
Steel - 0.6%
174	Alpha Metallurgical Resources, Inc.	30,140
1,666	ATI, Inc. (a)	79,435
410	Worthington Industries, Inc.	30,594
		140,169
Systems Software - 1.7%
534	Appian Corp. - Class A (a)	27,512
581	CommVault Systems, Inc. (a)	45,277
546	Progress Software Corp.	32,793
425	Qualys, Inc. (a)	58,990
2,984	SentinelOne, Inc. - Class A (a)	49,743
1,472	Tenable Holdings, Inc. (a)	71,628
1,294	Teradata Corp. (a)	73,564
1,355	Varonis Systems, Inc. (a)	38,889
		398,396
Technology Distributors - 0.5%
1,175	Avnet, Inc.	56,988
427	Insight Enterprises, Inc. (a)	62,637
		119,625
Technology Hardware, Storage & Peripherals - 0.9%
600	Super Micro Computer, Inc. (a)	198,162
1,379	Xerox Holdings Corp.	22,036
		220,198

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Tires & Rubber - 0.3%
3,793	Goodyear Tire & Rubber Co. (a)	$60,991

Trading Companies & Distributors - 2.9%
1,343	Air Lease Corp.	56,863
500	Applied Industrial Technologies, Inc.	72,495
646	Beacon Roofing Supply, Inc. (a)	55,343
512	Boise Cascade Co.	52,987
1,012	Core & Main, Inc. - Class A (a)	31,989
464	GATX Corp.	58,167
530	GMS, Inc. (a)	39,056
347	Herc Holdings, Inc.	46,439
326	McGrath RentCorp	31,420
601	MSC Industrial Direct Co., Inc. - Class A	60,653
546	Rush Enterprises, Inc. - Class A	35,315
71	Rush Enterprises, Inc. - Class B	4,878
705	Triton International Ltd. ADR (b)	59,439
2,082	Univar Solutions, Inc. (a)	75,243
		680,287
Transaction & Payment Processing Services - 0.9%
2,654	Affirm Holdings, Inc. (a)	51,461
835	EVERTEC, Inc. ADR (b)	32,841
1,233	Flywire Corp. (a)	42,095
6,360	Marqeta, Inc. - Class A (a)	35,489
700	Shift4 Payments, Inc. - Class A (a)	48,293
		210,179
Water Utilities - 0.4%
479	American States Water Co.	42,348
714	California Water Service Group	37,856
365	SJW Group	25,718
		105,922
	TOTAL COMMON STOCKS (Cost $20,407,266)	22,207,552

REAL ESTATE INVESTMENT TRUSTS - 6.1%
Diversified REITs - 0.4%
2,486	Broadstone Net Lease, Inc.	40,522
1,931	Essential Properties Realty Trust, Inc.	47,406
		87,928
Health Care REITs - 0.5%
544	National Health Investors, Inc.	29,871
3,086	Physicians Realty Trust	45,488
2,979	Sabra Health Care REIT, Inc.	38,697
		114,056
Hotel & Resort REITs - 0.6%
2,653	Apple Hospitality REIT, Inc.	41,122
2,705	Park Hotels & Resorts, Inc.	36,869
684	Ryman Hospitality Properties, Inc.	65,178
		143,169

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
Industrial REITs - 0.5%
361	Innovative Industrial Properties, Inc.	$28,602
3,744	LXP Industrial Trust	37,702
1,060	Terreno Realty Corp.	62,900
		129,204
Mortgage REITs - 0.8%
2,100	Arbor Realty Trust, Inc. (c)	35,511
2,134	Blackstone Mortgage Trust, Inc. - Class A	49,061
1,182	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30,862
6,292	Rithm Capital Corp.	63,423
		178,857
Multi-Family Residential REITs - 0.2%
2,961	Independence Realty Trust, Inc.	50,455

Office REITs - 1.3%
1,466	Corporate Office Properties Trust	38,116
1,956	Cousins Properties, Inc.	47,785
2,160	Douglas Emmett, Inc.	31,752
1,394	Equity Commonwealth	27,308
1,361	Highwoods Properties, Inc.	34,392
1,497	Kilroy Realty Corp.	53,443
833	SL Green Realty Corp.	31,412
2,295	Vornado Realty Trust	51,592
		315,800
Other Specialized REITs - 0.4%
971	EPR Properties	43,345
1,175	Four Corners Property Trust, Inc.	30,903
1,853	Outfront Media, Inc.	28,647
		102,895
Retail REITs - 0.8%
2,878	Kite Realty Group Trust	65,849
2,843	Macerich Co.	36,248
1,513	Phillips Edison & Co., Inc.	53,424
2,356	SITE Centers Corp.	33,102
		188,623
Self-Storage REITs - 0.2%
1,089	National Storage Affiliates Trust	36,797

Timber REITs - 0.5%
1,039	PotlatchDeltic Corp.	55,722
1,887	Rayonier, Inc.	62,497
		118,219
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,378,162)	1,466,003

The accompanying notes are an integral part of these financial statements.

Strive Small-Cap ETF
Schedule of Investments (Continued)
July 31, 2023

Shares		Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.0%
248,817	First American Government Obligations Fund - Class X, 5.14% (e)	$248,817
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $248,817)	248,817

MONEY MARKET FUNDS - 0.4%
102,793	First American Government Obligations Fund - Class X, 5.14% (e)	102,793
	TOTAL MONEY MARKET FUNDS (Cost $102,793)	102,793

	TOTAL INVESTMENTS (Cost $22,137,038) - 100.8%	$24,025,165
	Other Liabilities in Excess of Assets - (0.8%)	(185,583)
	TOTAL NET ASSETS - 100.0%	$23,839,582

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security or a portion of this security was out on loan as of July 31, 2023. Total loaned securities had a market value of $247,441 as of July 31, 2023.
(d)	Represents less than 0.05% of net assets.
(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2023

	Strive U.S. Energy ETF	Strive 500 ETF	Strive U.S. Semiconductor ETF	Strive Emerging Markets Ex-China ETF
Assets:
Investments in securities, at value(1)	$360,071,308	$251,680,035	$36,619,204	$153,905,566
Dividends and interest receivable	229,067	169,978	15,384	467,223
Receivable for return of capital	69,865	2,992	-	1,275
Securities lending income receivable (Note 5)	552	497	36	-
Receivable for fund shares sold	-	1,464,350	366,264	-
Foreign currencies, at value	-	-	-	989
Prepaid expenses and other assets	-	-	-	143
Total assets	360,370,792	253,317,852	37,000,888	154,375,196

Liabilities:
Accrued investment advisory fees	119,416	10,845	11,386	41,068
Due to securities lending agent (Note 5)	48,000	7,301	-	-
Payable for investment securities purchased	-	1,431,193	363,096	86,708
Deferred tax payable	-	-	-	520,417
Spot trade payable	-	-	-	-
Total liabilities	167,416	1,449,339	374,482	648,193
Net Assets	$360,203,376	$251,868,513	$36,626,406	$153,727,003

Net Assets Consist of:
Paid-in capital	$341,355,043	$221,862,100	$28,070,355	$144,351,951
Total distributable earnings (accumulated deficit)	18,848,333	30,006,413	8,556,051	9,375,052
Net Assets:	$360,203,376	$251,868,513	$36,626,406	$153,727,003

Calculation of Net Asset Value Per Share:
Net Assets	$360,203,376	$251,868,513	$36,626,406	$153,727,003
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	12,260,000	8,600,000	1,000,000	5,700,000
Net Asset Value per Share	$29.38	$29.29	$36.63	$26.97

Cost of Investments in Securities	$339,240,668	$221,588,951	$27,930,179	$144,105,855
Cost of Foreign Currency	$-	$-	$-	$992

(1) Includes loaned securities with a value of	$46,755	$7,094	$-	$-

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2023

	Strive 1000 Dividend Growth ETF	Strive 1000 Growth ETF	Strive 1000 Value ETF	Strive Small-Cap ETF
Assets:
Investments in securities, at value(1)	$22,401,609	$28,976,478	$17,093,527	$24,025,165
Dividends and interest receivable	19,652	11,875	21,067	4,364
Securities lending income receivable (Note 5)	93	42	369	3,314
Receivable for return of capital	-	205	355	1,490
Margin deposit	-	9	-	-
Receivable for investments sold	-	-	-	57,362
Total assets	22,421,354	28,988,609	17,115,318	24,091,695

Liabilities:
Accrued investment advisory fees	5,993	4,143	2,407	3,296
Due to securities lending agent (Note 5)	-	6,750	12,381	248,817
Total liabilities	5,993	10,893	14,788	252,113
Net Assets	$22,415,361	$28,977,716	$17,100,530	$23,839,582

Net Assets Consist of:
Paid-in capital	$21,017,161	$25,825,518	$16,172,997	$22,001,825
Total distributable earnings (accumulated deficit)	1,398,200	3,152,198	927,533	1,837,757
Net Assets:	$22,415,361	$28,977,716	$17,100,530	$23,839,582

Calculation of Net Asset Value Per Share:
Net Assets	$22,415,361	$28,977,716	$17,100,530	$23,839,582
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	800,000	900,000	650,000	850,000
Net Asset Value per Share	$28.02	$32.20	$26.31	$28.05

Cost of Investments in Securities	$20,925,681	$25,818,999	$16,157,202	$22,137,038

(1) Includes loaned securities with a value of	$-	$6,697	$12,391	$247,441

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF OPERATIONS

For the Period Ended July 31, 2023

	Strive U.S. Energy ETF(1)	Strive 500 ETF(2)	Strive U.S. Semiconductor ETF(3)	Strive Emerging Markets Ex-China ETF(4)
Investment Income:
Dividend income (net of foreign withholding tax of $7,383, $0, $0, and $329,255, respectively)	$11,552,309	$1,687,856	$205,910	$2,108,650
Interest income	45,096	18,126	1,407	22,646
Securities lending income (Note 5)	1,937	1,706	577	-
Total investment income	11,599,342	1,707,688	207,894	2,131,296

Expenses:
Investment advisory fees	1,376,512	59,262	63,106	191,376
Indian Rupee Tax	-	-	-	577,586
Net expenses	1,376,512	59,262	63,106	768,962

Net Investment Income (Loss)	10,222,830	1,648,426	144,788	1,362,334

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	7,725,816	729,927	645,463	(1,343,468)
Foreign currency	-	-	-	19,402
	7,725,816	729,927	645,463	(1,324,066)
Net change in unrealized appreciation (depreciation) on:
Investments	20,830,640	30,091,084	8,689,025	10,129,430
Foreign currency	-	-	-	(329,732)
	20,830,640	30,091,084	8,689,025	9,799,698
Net realized and unrealized gain (loss) on investments:	28,556,456	30,821,011	9,334,488	8,475,632
Net Increase (Decrease) in Net Assets Resulting from Operations	$38,779,286	$32,469,437	$9,479,276	$9,837,966

(1)	The Fund commenced operations on August 9, 2022.
(2)	The Fund commenced operations on September 15, 2022.
(3)	The Fund commenced operations on October 6, 2022.
(4)	The Fund commenced operations on January 31, 2023.

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF OPERATIONS

For the Period Ended July 31, 2023

	Strive 1000 Dividend Growth ETF(1)	Strive 1000 Growth ETF(1)	Strive 1000 Value ETF(1)	Strive Small-Cap ETF(1)
Investment Income:
Dividend income (net of foreign withholding tax of $0, $52, $6, and $80, respectively)	$127,554	$65,578	$140,437	$84,989
Interest income	1,177	1,574	849	1,419
Securities lending income (Note 5)	169	142	909	7,375
Total investment income	128,900	67,294	142,195	93,783

Expenses:
Investment advisory fees	23,607	13,177	9,131	11,124
Net expenses	23,607	13,177	9,131	11,124

Net Investment Income	105,293	54,117	133,064	82,659

Realized and Unrealized Gain on Investments:
Net realized gain (loss) on:
Investments	30,599	28,675	1,603	133,494
	30,599	28,675	1,603	133,494
Net change in unrealized appreciation on:
Investments	1,475,928	3,157,479	936,325	1,888,127
	1,475,928	3,157,479	936,325	1,888,127
Net realized and unrealized gain on investments:	1,506,527	3,186,154	937,928	2,021,621
Net Increase in Net Assets Resulting from Operations	$1,611,820	$3,240,271	$1,070,992	$2,104,280

(1)	The Fund commenced operations on November 10, 2022.

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Strive U.S. Energy ETF For the Period Ended July 31, 2023(1)	Strive 500 ETF For the Period Ended July 31, 2023(2)	Strive U.S. Semiconductor ETF For the Period Ended July 31, 2023(3)	Strive Emerging Markets Ex-China ETF For the Period Ended July 31, 2023(4)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$10,222,830	$1,648,426	$144,788	$1,362,334
Net realized gain (loss) on investments	7,725,816	729,927	645,463	(1,324,066)
Net change in unrealized appreciation (depreciation) on investments	20,830,640	30,091,084	8,689,025	9,799,698
Net increase (decrease) in net assets resulting from operations	38,779,286	32,469,437	9,479,276	9,837,966

Distributions to Shareholders:
Distributable earnings	(9,891,239)	(1,419,614)	(137,017)	(462,914)
Total distributions to shareholders	(9,891,239)	(1,419,614)	(137,017)	(462,914)

Capital Share Transactions:
Proceeds from shares sold	423,825,077	229,618,180	31,001,497	143,615,130
Payments for shares redeemed	(92,509,749)	(8,799,490)	(3,717,350)	-
Transaction fees (See Note 1)	1	-	-	736,821
Net increase in net assets derived from net change in capital share transactions	331,315,329	220,818,690	27,284,147	144,351,951

Net Increase in Net Assets	360,203,376	251,868,513	36,626,406	153,727,003

Net Assets:
Beginning of period	-	-	-	-
End of period	$360,203,376	$251,868,513	$36,626,406	$153,727,003

Changes in Shares Outstanding:
Shares outstanding, beginning of period	-	-	-	-
Shares sold	15,500,000	8,950,000	1,150,000	5,700,000
Shares repurchased	(3,240,000)	(350,000)	(150,000)	-
Shares outstanding, end of period	12,260,000	8,600,000	1,000,000	5,700,000

(1)	The Fund commenced operations on August 9, 2022.
(2)	The Fund commenced operations on September 15, 2022.
(3)	The Fund commenced operations on October 6, 2022.
(4)	The Fund commenced operations on January 31, 2023.

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Strive 1000 Dividend Growth ETF For the Period Ended July 31, 2023(1)	Strive 1000 Growth ETF For the Period Ended July 31, 2023(1)	Strive 1000 Value ETF For the Period Ended July 31, 2023(1)	Strive Small-Cap ETF For the Period Ended July 31, 2023(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$105,293	$54,117	$133,064	$82,659
Net realized gain (loss) on investments	30,599	28,675	1,603	133,494
Net change in unrealized appreciation on investments	1,475,928	3,157,479	936,325	1,888,127
Net increase in net assets resulting from operations	1,611,820	3,240,271	1,070,992	2,104,280

Distributions to Shareholders:
Distributable earnings	(84,274)	(43,091)	(102,472)	(67,734)
Total distributions to shareholders	(84,274)	(43,091)	(102,472)	(67,734)

Capital Share Transactions:
Proceeds from shares sold	22,209,595	27,123,990	17,387,200	24,431,395
Payments for shares redeemed	(1,321,780)	(1,343,455)	(1,255,190)	(2,628,360)
Transaction fees (See Note 1)	-	1	-	1
Net increase in net assets derived from net change in capital share transactions	20,887,815	25,780,536	16,132,010	21,803,036

Net Increase in Net Assets	22,415,361	28,977,716	17,100,530	23,839,582

Net Assets:
Beginning of period	-	-	-	-
End of period	$22,415,361	$28,977,716	$17,100,530	$23,839,582

Changes in Shares Outstanding:
Shares outstanding, beginning of period	-	-	-	-
Shares sold	850,000	950,000	700,000	950,000
Shares repurchased	(50,000)	(50,000)	(50,000)	(100,000)
Shares outstanding, end of period	800,000	900,000	650,000	850,000

(1)	The Fund commenced operations on November 10, 2022.

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

FINANCIAL HIGHLIGHTS

For the Period Ended July 31, 2023

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(4)(6)
Strive U.S. Energy ETF
August 9, 2022(5) to July 31, 2023	$25.12	0.84	4.20	5.04	(0.78)	(0.78)	$29.38	20.22%	$360,203	0.41%	3.04%	6%
Strive 500 ETF
September 15, 2022(5) to July 31, 2023	$25.10	0.35	4.10	4.45	(0.26)	(0.26)	$29.29	17.85%	$251,869	0.05%	1.52%	3%
Strive U.S. Semiconductor ETF
October 6, 2022(5) to July 31, 2023	$25.07	0.22	11.53	11.75	(0.19)	(0.19)	$36.63	47.03%	$36,626	0.40%	0.92%	10%
Strive Emerging Markets Ex-China ETF
January 31, 2023(5) to July 31, 2023	$25.17	0.29	1.59	1.88	(0.08)	(0.08)	$26.97	7.49%	$153,727	1.29%	2.28%	39%
Strive 1000 Dividend Growth ETF
November 10, 2022(5) to July 31, 2023	$24.59	0.30	3.35	3.65	(0.22)	(0.22)	$28.02	14.90%	$22,415	0.35%	1.56%	18%
Strive 1000 Growth ETF
November 10, 2022(5) to July 31, 2023	$24.51	0.16	7.64	7.80	(0.11)	(0.11)	$32.20	31.88%	$28,978	0.18%	0.74%	2%
Strive 1000 Value ETF
November 10, 2022(5) to July 31, 2023	$24.45	0.47	1.72	2.19	(0.33)	(0.33)	$26.31	9.03%	$17,101	0.18%	2.62%	4%
Strive Small-Cap ETF
November 10, 2022(5) to July 31, 2023	$24.32	0.25	3.67	3.92	(0.19)	(0.19)	$28.05	16.20%	$23,840	0.18%	1.34%	20%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(5)	Commencement of operations.
(6)	Excludes the impact of in-kind transactions.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS
JULY 31, 2023

NOTE 1 – ORGANIZATION

Each of Strive U.S. Energy ETF, Strive 500 ETF, Strive U.S. Semiconductor ETF, Strive Emerging Markets Ex-China ETF, Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF, and Strive Small-Cap ETF (individually a “Fund” or collectively the “Funds”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of the Funds is considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services - Investment Companies. The investment objective of each Fund is to seek to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

Fund	Index
Strive U.S. Energy ETF	Solactive United States Energy Regulated Capped Index
Strive 500 ETF	Solactive GBS United States 500 Index
Strive U.S. Semiconductor ETF	Solactive United States Semiconductors 30 Capped Index
Strive Emerging Markets Ex-China ETF	Bloomberg Emerging Markets ex China Large & Mid Cap Index
Strive 1000 Dividend Growth ETF	Bloomberg U.S. 1000 Dividend Growth Index
Strive 1000 Growth ETF	Bloomberg U.S. 1000 Growth Index
Strive 1000 Value ETF	Bloomberg U.S. 1000 Value Index
Strive Small-Cap ETF	Bloomberg U.S. 600 Index

Strive U.S. Energy ETF commenced operations on August 9, 2022. Strive 500 ETF commenced operations on September 15, 2022. Strive U.S. Semiconductor ETF commenced operations on October 6, 2022. Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF, and Strive Small-Cap ETF commenced operations on November 10, 2022. Strive Emerging Markets Ex-China ETF commenced operations on January 31, 2023. Each Fund manages to its respective index. A short description of each index is as follows:

The Solactive United States Energy Regulated Capped Index, Solactive GBS United States 500 Index, Solactive United States Semiconductors 30 Capped Index, and Solactive GBS Emerging Markets ex China Large and Mid Cap Index are based on proprietary methodologies developed by Solactive AG, licensed to Strive Assets Management, LLC.

The Bloomberg U.S. 1000 Dividend Growth Index, Bloomberg U.S. 1000 Growth Index, Bloomberg U.S. 1000 Value Index, and Bloomberg U.S. 2000 Index are based on proprietary methodologies developed by Bloomberg Index Services Limited, licensed to Strive Assets Management, LLC.

Effective January 25, 2023 Strive Small-Cap ETF changed its name from Strive 2000 ETF to Strive Small-Cap ETF, and its Index from Bloomberg U.S. 2000 Index to the Bloomberg U.S. 600 Index.

Shares of the Strive U.S. Energy ETF, Strive 500 ETF, Strive U.S. Semiconductor ETF, and Strive Emerging Markets Ex-China ETF are listed and traded on the NYSE Arca, Inc. Shares of Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF, and Strive Small-Cap ETF are listed and traded on The Nasdaq Stock Market.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2023

Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” These are the blocks of shares for each fund. Strive U.S. Energy ETF and Strive U.S. Semiconductor ETF 10,000 shares, Strive 500 ETF, Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive Small-Cap ETF, and Strive 1000 Value ETF 50,000 shares, Strive Emerging Markets Ex-China 100,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Fund as applicable or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Funds effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which are payable to a Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2023

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of July 31, 2023, the Funds did hold securities valued by the valuation designee.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2023

The following is a summary of the fair value classification of the Funds’ investments as of July 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Strive U.S. Energy ETF
Assets*
Common Stocks	$358,587,365	$-	$-	$358,587,365
Investments Purchased with Proceeds from Securities Lending	48,000	-	-	48,000
Money Market Funds	1,435,943	-	-	1,435,943
Total Investments in Securities	$360,071,308	$-	$-	$360,071,308

Strive 500 ETF
Assets*
Common Stocks	$245,476,516	$-	$-	$245,476,516
Real Estate Invesment Trusts	5,374,507	-	-	5,374,507
Investments Purchased with Proceeds from Securities Lending	7,301	-	-	7,301
Money Market Funds	821,711	-	-	821,711
Total Investments in Securities	$251,680,035	$-	$-	$251,680,035

Strive U.S. Semiconductor ETF
Assets*
Common Stocks	$36,557,866	$-	$-	$36,557,866
Investments Purchased with Proceeds from Securities Lending	-	-	-	-
Money Market Funds	61,338	-	-	61,338
Total Investments in Securities	$36,619,204	$-	$-	$36,619,204

Strive Emerging Markets Ex-China ETF
Assets*
Common Stocks	$147,665,310	$-	$275,658	$147,940,968
Preferred Stocks	4,972,085	-	-	4,972,085
Real Estate Invesment Trusts	181,519	-	-	181,519
Money Market Funds	810,994	-	-	810,994
Total Investments in Securities	$153,629,908	$-	$275,658	$153,905,566

Strive 1000 Dividend Growth ETF
Assets*
Common Stocks	$21,607,127	$-	$-	$21,607,127
Real Estate Invesment Trusts	711,706	-	-	711,706
Money Market Funds	82,776	-	-	82,776
Total Investments in Securities	$22,401,609	$-	$-	$22,401,609

Strive 1000 Growth ETF
Assets*
Common Stocks	$28,309,737	$-	$-	$28,309,737
Real Estate Invesment Trusts	601,506	-	-	601,506
Investments Purchased with Proceeds from Securities Lending	6,750	-	-	6,750
Money Market Funds	58,485	-	-	58,485
Total Investments in Securities	$28,976,478	$-	$-	$28,976,478

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2023

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Strive 1000 Value ETF
Assets*
Common Stocks	$16,341,404	$-	$-	$16,341,404
Real Estate Invesment Trusts	661,329	-	-	661,329
Investments Purchased with Proceeds from Securities Lending	12,381	-	-	12,381
Money Market Funds	78,413	-	-	78,413
Total Investments in Securities	$17,093,527	$-	$-	$17,093,527

Strive Small-Cap ETF
Assets*
Common Stocks	$22,207,552	$-	$-	$22,207,552
Real Estate Invesment Trusts	1,466,003	-	-	1,466,003
Investments Purchased with Proceeds from Securities Lending	248,817	-	-	248,817
Money Market Funds	102,793	-	-	102,793
Total Investments in Securities	$24,025,165	$-	$-	$24,025,165

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal year ended July 31, 2023. Strive Emerging Markets Ex-China ETF did invest in a Level 3 investment and recognized the transfer to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Strive Emerging Markets Ex-China ETF
Rights
Value, Beginning of Period	$-
Purchases	124,156
Proceeds from Sales	-
Net Realized Gains (Losses)	-
Return of Capital	-
Change in Unrealized Appreciation (Depreciation)	151,502
Transfers In/(Out) of Level 3	-
Value, End of Year	275,658

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2023

B.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively. Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal year ended July 31, 2023. The Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year ended July 31, 2023. The Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Funds’ Statement of Operations. During the fiscal year ended July 31, 2023. The Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and from net realized gains on securities for each Fund are declared and paid on a quarterly basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2023

E.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended July 31, 2023. The following table shows the reclassifications made:

	Distributable Earnings	Paid in Capital
Strive U.S. Energy ETF	$(10,039,714)	$10,039,714
Strive 500 ETF	(1,043,410)	1,043,410
Strive U.S. Semiconductor ETF	(786,208)	786,208
Strive Emerging Markets Ex-China ETF	-	-
Strive 1000 Dividend Growth ETF	(129,346)	129,346
Strive 1000 Growth ETF	(44,982)	44,982
Strive 1000 Value ETF	(40,987)	40,987
Strive Small-Cap ETF	(198,789)	198,789

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2023

NOTE 3 – RISKS

An investment in the Funds involves risk, including those described below. There is no assurance that the Funds will achieve its investment objective. An investor may lose money by investing in the Funds. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks”.

The Strive U.S. Energy ETF and the Strive U.S. Semiconductor ETF are subject to non-diversification risk. Because the Funds are non-diversified, they may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Funds’ Shares and greater risk of loss.

The Strive U.S. Energy ETF is subject to energy sector risk. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among other factors. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences arising from the sector’s potential exposure to sustainability and environmental concerns.

The Strive U.S. Semiconductor ETF is subject to semiconductor sector risk. The semiconductor sector is highly cyclical and periodically experiences significant economic downturns characterized by diminished product demand, resulting in production overcapacity and excess inventory, which can result in rapid erosion of product selling prices. The sector has experienced significant downturns, often in connection with, or in anticipation of, maturing product cycles of both semiconductor companies’ and their customers’ products and the decline in general economic conditions. The Strive U.S. Semiconductor ETF is also subject to technology sector risk. The Fund will have exposure to companies operating in the technology sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

The Strive 1000 Growth ETF is subject to growth investing risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery (although there is no guarantee that they will continue to do so). Therefore, growth securities may go in and out of favor over time.

The Strive 1000 Value ETF is subject to value investing risk. Securities issued by companies that may be perceived as undervalued may be appropriately valued. Value securities may fail to appreciate for long periods of time or may never realize their full potential value. In addition, the Fund’s ability to realize any benefits of investing in value securities may depend on the Fund’s ability to stay invested until the market’s perception of such securities

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2023

change. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

The Strive Emerging Markets Ex-China ETF is subject to sampling risk. The Fund’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to a security in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to those securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2023

Strive Asset Management, LLC, serves as a discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on July 26, 2022, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement and Sub-Advisory Agreement for the Strive U.S. Energy ETF, Strive 500 ETF, Strive U.S. Semiconductor ETF, and Strive Emerging Markets Ex-China ETF.

At a Board meeting held on November 4, 2022, the Trustees including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement and Sub-Advisory Agreement for the Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF, and Strive Small-Cap ETF.

The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

Strive U.S. Energy ETF	0.41%
Strive 500 ETF	0.0545%
Strive U.S. Semiconductor ETF	0.40%
Strive Emerging Markets Ex-China ETF	0.32%
Strive 1000 Dividend Growth ETF	0.35%
Strive 1000 Growth ETF	0.18%
Strive 1000 Value ETF	0.18%
Strive Small-Cap ETF	0.18%

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33⅓% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2023

As of the end of the current fiscal period, certain Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal year. The values of the securities on loan and payable for collateral due to broker for the Funds were as follows:

	Value of Securities on Loan	Payable for Collateral Received*	Percentage of Net Assets of Securities On Loan
Strive U.S. Energy ETF	$46,755	$48,000	0.01%
Strive 500 ETF	7,094	7,301	0.00%^
Strive U.S. Semiconductor ETF	-	-	0.00%
Strive Emerging Markets Ex-China ETF	-	-	0.00%
Strive 1000 Dividend Growth ETF	-	-	0.00%
Strive 1000 Growth ETF	6,697	6,750	0.02%
Strive 1000 Value ETF	12,391	12,381	0.07%
Strive Small-Cap ETF	247,441	248,817	1.04%

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
^	Rounds to less than 0.005%.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Funds’ Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Funds during the fiscal period, was as follows:

Strive U.S. Energy ETF	$1,937
Strive 500 ETF	1,706
Strive U.S. Semiconductor ETF	577
Strive Emerging Markets Ex-China ETF	-
Strive 1000 Dividend Growth ETF	169
Strive 1000 Growth ETF	142
Strive 1000 Value ETF	909
Strive Small-Cap ETF	7,375

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2023

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended July 31, 2023. Purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Strive U.S. Energy ETF	$31,752,328	$18,703,555
Strive 500 ETF	6,496,319	3,129,998
Strive U.S. Semiconductor ETF	4,116,036	1,814,496
Strive Emerging Markets Ex-China ETF	161,560,064	41,486,516
Strive 1000 Dividend Growth ETF	1,795,575	1,616,416
Strive 1000 Growth ETF	901,821	221,353
Strive 1000 Value ETF	884,892	312,708
Strive Small-Cap ETF	3,756,433	1,648,612

For the fiscal year ended July 31, 2023. In-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Strive U.S. Energy ETF	$409,166,878	$91,608,431
Strive 500 ETF	225,327,456	8,631,948
Strive U.S. Semiconductor ETF	28,578,618	3,656,780
Strive Emerging Markets Ex-China ETF	23,995,597	-
Strive 1000 Dividend Growth ETF	21,922,446	1,288,118
Strive 1000 Growth ETF	25,335,195	288,739
Strive 1000 Value ETF	15,923,847	427,400
Strive Small-Cap ETF	21,540,304	1,984,966

For the fiscal year ended July 31, 2023. Short term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Strive U.S. Energy ETF	$10,039,714	$-
Strive 500 ETF	1,043,410	-
Strive U.S. Semiconductor ETF	786,208	-
Strive Emerging Markets Ex-China ETF	-	-
Strive 1000 Dividend Growth ETF	129,346	-
Strive 1000 Growth ETF	44,982	-
Strive 1000 Value ETF	40,987	-
Strive Small-Cap ETF	198,789	-

There were no purchases or sales of U.S. Government securities during the fiscal year ended July 31, 2023.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2023

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at July 31, 2023 were as follows:

Strive U.S. Energy ETF
Tax cost of Investments	$340,403,747
Gross tax unrealized appreciation	30,816,758
Gross tax unrealized depreciation	(11,149,197)
Net tax unrealized appreciation (depreciation)	$19,667,561
Undistributed ordinary income	331,591
Undistributed long-term gain	-
Total distributable earnings	331,591
Other accumulated gain (loss)	(1,150,819)
Total accumulated gain (loss)	$18,848,333

Strive 500 ETF
Tax cost of Investments	$221,704,573
Gross tax unrealized appreciation	33,925,270
Gross tax unrealized depreciation	(3,949,808)
Net tax unrealized appreciation (depreciation)	$29,975,462
Undistributed ordinary income	229,083
Undistributed long-term gain	-
Total distributable earnings	229,083
Other accumulated gain (loss)	(198,132)
Total accumulated gain (loss)	$30,006,413

Strive U.S. Semiconductor ETF
Tax cost of Investments	$28,049,070
Gross tax unrealized appreciation	9,181,233
Gross tax unrealized depreciation	(611,099)
Net tax unrealized appreciation (depreciation)	$8,570,134
Undistributed ordinary income	7,771
Undistributed long-term gain	-
Total distributable earnings	7,771
Other accumulated gain (loss)	(21,854)
Total accumulated gain (loss)	$8,556,051

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2023

Strive Emerging Markets Ex-China ETF
Tax cost of Investments	$145,141,793
Gross tax unrealized appreciation	13,609,074
Gross tax unrealized depreciation	(4,845,314)
Net tax unrealized appreciation (depreciation)	$8,763,760
Undistributed ordinary income	786,005
Undistributed long-term gain	-
Total distributable earnings	786,005
Other accumulated gain (loss)	(174,713)
Total accumulated gain (loss)	$9,375,052

Strive 1000 Dividend Growth ETF
Tax cost of Investments	$20,982,610
Gross tax unrealized appreciation	1,773,257
Gross tax unrealized depreciation	(354,258)
Net tax unrealized appreciation (depreciation)	$1,418,999
Undistributed ordinary income	21,019
Undistributed long-term gain	-
Total distributable earnings	21,019
Other accumulated gain (loss)	(41,818)
Total accumulated gain (loss)	$1,398,200

Strive 1000 Growth ETF
Tax cost of Investments	$25,830,280
Gross tax unrealized appreciation	3,383,844
Gross tax unrealized depreciation	(237,646)
Net tax unrealized appreciation (depreciation)	$3,146,198
Undistributed ordinary income	11,319
Undistributed long-term gain	-
Total distributable earnings	11,319
Other accumulated gain (loss)	(5,319)
Total accumulated gain (loss)	$3,152,198

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2023

Strive 1000 Value ETF
Tax cost of Investments	$16,179,867
Gross tax unrealized appreciation	1,297,658
Gross tax unrealized depreciation	(383,998)
Net tax unrealized appreciation (depreciation)	$913,660
Undistributed ordinary income	33,009
Undistributed long-term gain	-
Total distributable earnings	33,009
Other accumulated gain (loss)	(19,136)
Total accumulated gain (loss)	$927,533

Strive Small-Cap ETF
Tax cost of Investments	$22,164,642
Gross tax unrealized appreciation	2,504,780
Gross tax unrealized depreciation	(644,257)
Net tax unrealized appreciation (depreciation)	$1,860,523
Undistributed ordinary income	19,759
Undistributed long-term gain	-
Total distributable earnings	19,759
Other accumulated gain (loss)	(42,525)
Total accumulated gain (loss)	$1,837,757

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended July 31, 2023, the Funds did not defer any Post-October capital losses or qualified late year losses.

At July 31, 2023, the Funds had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Strive U.S. Energy ETF	$(1,150,819)	$-
Strive 500 ETF	(198,132)	-
Strive U.S. Semiconductor ETF	(21,854)	-
Strive Emerging Markets Ex-China ETF	(174,713)	-
Strive 1000 Dividend Growth ETF	(41,818)	-
Strive 1000 Growth ETF	(5,319)	-
Strive 1000 Value ETF	(19,136)	-
Strive Small-Cap ETF	(42,525)	-

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2023

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal year ended July 31, 2023. Was as follows:

Fiscal Period Ended July 31, 2023
Ordinary Income
Strive U.S. Energy ETF	$9,891,239
Strive 500 ETF	1,419,614
Strive U.S. Semiconductor ETF	137,017
Strive Emerging Markets Ex-China ETF	462,914
Strive 1000 Dividend Growth ETF	84,274
Strive 1000 Growth ETF	43,091
Strive 1000 Value ETF	102,472
Strive Small-Cap ETF	67,734

NOTE 9 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On June 9, 2023, the Board of Trustees (“Board”) of the EA Series Trust (the “Trust”), including a majority of the Independent Trustees, upon the recommendation and approval of the Audit Committee of the Board, appointed Tait Weller & Baker, LLP (“Tait”) to serve as the Fund’s independent registered public accounting firm for the Funds for the fiscal year period July 31, 2023. Tait was approved as the auditor for all funds in the Trust. Tait replaces Cohen & Company, Ltd. (“Cohen”) in this role. Cohen did not resign and did not decline to stand for re-election.

During the interim period from inception of the Funds through June 9, 2023, during which Cohen served as the Fund’s independent registered public accounting firm, there were no disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make a reference in connection with its opinion to the subject matter of the disagreement.

During the interim period from inception of the Funds through June 9, 2023, neither the Funds, nor anyone on their behalf, consulted with Tait with respect to: (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might have been rendered on the Fund’s financial statements, and no written report or oral advice was provided that Tait concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) any matter that was either the subject of a “disagreement” (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) or a “reportable event” (as defined in Item 304(a)(1)(v) of Regulation S-K).

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2023

NOTE 10 – Other

Effective July 13, 2023, Wesley Gray, Ph.D., and John Vogel, Ph.d., resigned as Principal Executive Officer and Principal Financial Officer of the Trust, respectively. Patrick Cleary and Sean Hegarty, CPA., were named their replacements as Principal Executive Officer of the Trust. Dr. Gray continues to serve as a Trustee and Chairman of the Board of Trustees.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to July 31, 2023, that materially impacted the amounts or disclosures in the Funds’ financial statements.

STRIVE ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

taitweller.com

To the Shareholders of

Strive ETFs and

The Board of Trustees of EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Strive U.S. Energy ETF, Strive 500 ETF, Strive U.S. Semiconductor ETF, Strive Emerging Markets Ex-China ETF, Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF and Strive Small-Cap ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of July 31, 2023, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2023, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting EA Series Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
Strive U.S. Energy ETF	For the period August 9, 2022 (commencement of operations) to July 31, 2023	For the period August 9, 2022 (commencement of operations) to July 31, 2023	For the period August 9, 2022 (commencement of operations) to July 31, 2023

Strive 500 ETF	For the period September 15, 2022 (commencement of operations) to July 31, 2023	For the period September 15, 2022 (commencement of operations) to July 31, 2023	For the period September 15, 2022 (commencement of operations) to July 31, 2023

Strive U.S. Semiconductor ETF	For the period October 6, 2022 (commencement of operations) to July 31, 2023	For the period October 6, 2022 (commencement of operations) to July 31, 2023	For the period October 6, 2022 (commencement of operations) to July 31, 2023

Strive Emerging Markets Ex-China ETF	For the period January 31, 2023 (commencement of operations) to July 31, 2023	For the period January 31, 2023 (commencement of operations) to July 31, 2023	For the period January 31, 2023 (commencement of operations) to July 31, 2023

Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF and Strive Small-Cap ETF	For the period November 10, 2022 (commencement of operations) to July 31, 2023	For the period November 10, 2022 (commencement of operations) to July 31, 2023	For the period November 10, 2022 (commencement of operations) to July 31, 2023

STRIVE ETFs

To the Shareholders of
Strive ETFs and
The Board of Trustees of EA Series Trust

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

September 28, 2023

STRIVE ETFs

EXPENSE EXAMPLE (UNAUDITED)

JULY 31, 2023

As a shareholder of the Strive U.S. Energy ETF, Strive 500 ETF, Strive U.S. Semiconductor ETF, Strive Emerging Markets Ex-China ETF, Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF, and/or Strive Small-Cap ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Fiscal Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund compared to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Strive U.S. Energy ETF[1]
Actual	0.41%	$1,000.00	$989.00	$2.02
Hypothetical (5% annual return before expenses)	0.41%	1,000.00	1,022.76	2.06

Strive 500 ETF[1]
Actual	0.05%	$1,000.00	$1,140.60	$0.27
Hypothetical (5% annual return before expenses)	0.05%	1,000.00	1,024.55	0.25

STRIVE ETFs

EXPENSE EXAMPLE (UNAUDITED)
JULY 31, 2023 (CONTINUED)

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Strive U.S. Semiconductor ETF[1]
Actual	0.40%	$1,000.00	$1,322.00	$2.30
Hypothetical (5% annual return before expenses)	0.40%	1,000.00	1,022.81	2.01

Strive Emerging Markets Ex-China ETF[1]
Actual	1.29%	$1,000.00	$1,077.30	$6.64
Hypothetical (5% annual return before expenses)	1.29%	1,000.00	1,018.40	6.46

Strive 1000 Dividend Growth ETF[1]
Actual	0.35%	$1,000.00	$1,077.10	$1.80
Hypothetical (5% annual return before expenses)	0.35%	1,000.00	1,023.06	1.76

Strive 1000 Growth ETF[1]
Actual	0.18%	$1,000.00	$1,193.50	$0.98
Hypothetical (5% annual return before expenses)	0.18%	1,000.00	1,023.90	0.90

Strive 1000 Value ETF[1]
Actual	0.18%	$1,000.00	$1,011.70	$0.90
Hypothetical (5% annual return before expenses)	0.18%	1,000.00	1,023.90	0.90

Strive Small-Cap ETF[1]
Actual	0.18%	$1,000.00	$1,044.50	$0.91
Hypothetical (5% annual return before expenses)	0.18%	1,000.00	1,023.90	0.90

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

STRIVE ETFs

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund”, and collectively, the “Funds”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Operating Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the June 9, 2023, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2023. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Funds’ ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

The Strive Funds were analyzed at the Board of Trustee meeting on which each respective Fund was approved.

STRIVE ETFs

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended July 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Strive U.S. Energy ETF	100.00%
Strive 500 ETF	97.13%
Strive U.S. Semiconductor ETF	100.00%
Strive Emerging Markets Ex-China ETF	60.10%
Strive 1000 Dividend Growth ETF	100.00%
Strive 1000 Growth ETF	100.00%
Strive 1000 Value ETF	96.54%
Strive Small-Cap ETF	74.13%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended July 31, 2023 was as follows:

Strive U.S. Energy ETF	100.00%
Strive 500 ETF	93.95%
Strive U.S. Semiconductor ETF	100.00%
Strive Emerging Markets Ex-China ETF	0.24%
Strive 1000 Dividend Growth ETF	100.00%
Strive 1000 Growth ETF	100.00%
Strive 1000 Value ETF	93.89%
Strive Small-Cap ETF	68.41%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the fiscal period ended July 31, 2023 was as follows:

Strive U.S. Energy ETF	0.00%
Strive 500 ETF	0.00%
Strive U.S. Semiconductor ETF	0.00%
Strive Emerging Markets Ex-China ETF	0.00%
Strive 1000 Dividend Growth ETF	0.00%
Strive 1000 Growth ETF	0.00%
Strive 1000 Value ETF	0.00%
Strive Small-Cap ETF	0.00%

STRIVE ETFs

MANAGEMENT OF THE FUNDS

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	42	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Co-Editor of the Financial Review (2023 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	42	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	42	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and Chairman; President	Since 2014; 2014 – 2023	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	42	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

STRIVE ETFs

MANAGEMENT OF THE FUNDS (Continued)

OFFICERS TABLE

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer; Secretary	Since 2023; Since 2015	Chief Operating Officer (2014 – 2022) and Managing Member (2014 – present), Alpha Architect, LLC; Chief Executive Officer of EA Advisers (2021 – present).
Sean Hegarty Born: 1993	Treasurer and Chief Financial Officer; Assistant Treasurer	Since 2023; 2022 – 2023	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, Alpha Architect (2021 – Present), Chief Compliance Officer, Snow Capital (2015 – 2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Data Officer, EA Advisers (2023 – present); Assistant Operating Officer, EA Advisers (2022 – 2023); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019 – 2022).

STRIVE ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at https://strivefunds.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://strivefunds.com/.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at https://strivefunds.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC d/b/a EA Advisers

19 East Eagle Road

Havertown, Pennsylvania 19083

Sub-Adviser

Strive Asset Management, LLC

6515 Longshore Loop, Suite 100

Dublin, Ohio 43017

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Legal Counsel

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Strive U.S. Energy ETF

Symbol – DRLL

CUSIP – 02072L722

Strive 500 ETF

Symbol – STRV

CUSIP – 02072L680

Strive U.S. Semiconductor ETF

Symbol – SHOC

CUSIP – 02072L672

Strive Emerging Markets Ex-China ETF

Symbol – STXE

CUSIP – 02072L698

Strive 1000 Dividend Growth ETF

Symbol – STXD

CUSIP – 02072L581

Strive 1000 Growth ETF

Symbol – STXG

CUSIP – 02072L615

Strive 1000 Value ETF

Symbol – STXV

CUSIP – 02072L599

Strive Small-Cap ETF

Symbol – STXK

CUSIP – 02072L573

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Strive U.S. Energy ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit Fees	$7,250	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$1,750	N/A
All Other Fees	N/A	N/A

Strive 500 ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit Fees	$7,250	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$1,750	N/A
All Other Fees	N/A	N/A

Strive U.S. Semiconductor ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit Fees	$7,250	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$1,750	N/A
All Other Fees	N/A	N/A

Strive 1000 Dividend Growth ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit Fees	$7,250	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$1,750	N/A
All Other Fees	N/A	N/A

Strive 1000 Growth ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit Fees	$7,250	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$1,750	N/A
All Other Fees	N/A	N/A

Strive Small-Cap ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit Fees	$7,250	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$1,750	N/A
All Other Fees	N/A	N/A

Strive 1000 Value ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit Fees	$7,250	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$1,750	N/A
All Other Fees	N/A	N/A

Strive Emerging Markets Ex-China ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit Fees	$7,250	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$1,750	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller & Baker, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Strive U.S. Energy ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Strive 500 ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Strive U.S. Semiconductor ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Strive 1000 Dividend Growth ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Strive 1000 Growth ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Strive Small-Cap ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Strive 1000 Value ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Strive Emerging Markets Ex-China ETF

	FYE 7/31/2023	FYE 7/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following tables indicate the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Strive U.S. Energy ETF

Non-Audit Related Fees	FYE 7/31/2023	FYE 7/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Strive 500 ETF

Non-Audit Related Fees	FYE 7/31/2023	FYE 7/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Strive U.S. Semiconductor ETF

Non-Audit Related Fees	FYE 7/31/2023	FYE 7/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Strive 1000 Dividend Growth ETF

Non-Audit Related Fees	FYE 7/31/2023	FYE 7/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Strive 1000 Growth ETF

Non-Audit Related Fees	FYE 7/31/2023	FYE 7/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Strive Small-Cap ETF

Non-Audit Related Fees	FYE 7/31/2023	FYE 7/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Strive 1000 Value ETF

Non-Audit Related Fees	FYE 7/31/2023	FYE 7/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Strive Emerging Markets Ex-China ETF

Non-Audit Related Fees	FYE 7/31/2023	FYE 7/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer

Date:	October 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer

Date:	October 5, 2023

By (Signature and Title)	/s/ Sean Hegarty
Sean Hegarty, Chief Financial Officer and Treasurer

Date:	October 5, 2023